UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05084

Mutual of America Investment Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

John R. Greed

President

Mutual of America Life Insurance Company

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.4%)
Amazon.com, Inc.*	36,692	13,653,093
AutoNation, Inc.*	7,400	476,042
AutoZone, Inc.*	3,099	2,114,014
Bed Bath & Beyond, Inc.*	18,037	1,384,791
Best Buy Co., Inc.	29,083	1,099,047
BorgWarner, Inc.	21,962	1,328,262
Cablevision Systems Corp. Cl A	21,485	393,176
CarMax, Inc.*	20,399	1,407,735
Carnival Corp.	43,681	2,089,699
CBS Corp. Cl B	44,149	2,676,754
Chipotle Mexican Grill, Inc.*	2,990	1,945,115
Coach, Inc.	26,847	1,112,271
Comcast Corp. Cl A	245,416	13,858,642
D.R. Horton, Inc.	32,246	918,366
Darden Restaurants, Inc.	11,793	817,727
Delphi Automotive PLC	28,006	2,233,198
DIRECTV*	48,664	4,141,306
Discovery Communications, Inc. Cl A*	14,662	451,003
Discovery Communications, Inc. Cl C*	26,156	770,948
Disney (Walt) Co.	150,873	15,825,069
Dollar General Corp.	29,112	2,194,463
Dollar Tree, Inc.*	20,056	1,627,444
Expedia, Inc.	9,659	909,202
Family Dollar Stores, Inc.	9,256	733,445
Ford Motor Co.	383,370	6,187,592
Fossil Group, Inc.*	4,357	359,235
GameStop Corp. Cl A	10,612	402,832
Gannett Co., Inc.	22,178	822,360
Gap, Inc.	25,520	1,105,782
Garmin Ltd.	11,893	565,155
General Motors Co.	131,830	4,943,625
Genuine Parts Co.	14,827	1,381,728
Goodyear Tire & Rubber Co.	26,135	707,736
H&R Block, Inc.	26,506	850,047
Hanesbrands, Inc.	38,828	1,301,126
Harley-Davidson, Inc.	20,439	1,241,465
Harman Int’l. Industries, Inc.	6,760	903,339
Hasbro, Inc.	10,952	692,604
Home Depot, Inc.	126,276	14,346,216
Interpublic Group of Cos., Inc.	39,933	883,318
Johnson Controls, Inc.	63,342	3,194,970
Kohl’s Corp.	19,636	1,536,517
L Brands, Inc.	24,034	2,266,166
Leggett & Platt, Inc.	13,709	631,848
Lennar Corp. Cl A	17,009	881,236
Lowe’s Cos., Inc.	94,151	7,003,893
Macy’s, Inc.	32,957	2,139,239
Marriott International, Inc. Cl A	20,369	1,636,038
Mattel, Inc.	33,213	758,917
McDonald’s Corp.	92,351	8,998,681
Michael Kors Hldgs. Ltd.*	19,700	1,295,275
Mohawk Industries, Inc.*	5,955	1,106,141
Netflix, Inc.*	5,821	2,425,552
Newell Rubbermaid, Inc.	26,317	1,028,205
News Corp. Cl A*	48,064	769,505
NIKE, Inc. Cl B	65,254	6,546,934

Nordstrom, Inc.	13,586	1,091,228
O’Reilly Automotive, Inc.*	9,848	2,129,532
Omnicom Group, Inc.	23,836	1,858,731
Priceline Group Inc.*	5,009	5,831,227
Pulte Homes, Inc.	31,366	697,266
PVH Corp.	7,930	845,021
Ralph Lauren Corp.	5,828	766,382
Ross Stores, Inc.	20,137	2,121,634
Royal Caribean Cruises Ltd.*	15,976	1,307,636
Scripps Networks Interactive, Inc. Cl A	9,412	645,287
Staples, Inc.	62,517	1,018,089
Starbucks Corp.	72,801	6,894,255
Starwood Hotels & Resorts	16,828	1,405,138
Target Corp.	61,402	5,039,262
Tiffany & Co.	11,436	1,006,482
Time Warner Cable, Inc.	27,106	4,062,647
Time Warner, Inc.	80,238	6,775,297
TJX Cos., Inc.	65,893	4,615,805
Tractor Supply Co.	13,144	1,118,029
TripAdvisor, Inc.*	10,814	899,400
Twenty-First Century Fox, Inc. Cl A	175,051	5,923,726
Under Armour, Inc. Cl A*	16,186	1,307,020
Urban Outfitters, Inc.*	9,665	441,207
V.F. Corp.	32,971	2,483,046
Viacom, Inc. Cl B	35,387	2,416,932
Whirlpool Corp.	7,547	1,524,947
Wyndham Worldwide Corp.	11,750	1,063,022
Wynn Resorts Ltd.	7,816	983,878
Yum! Brands, Inc.	41,630	3,277,114

		222,623,329

CONSUMER STAPLES (9.5%)
Altria Group, Inc.	191,402	9,573,928
Archer-Daniels-Midland Co.	60,989	2,890,879
Brown-Forman Corp. Cl B	15,076	1,362,117
Campbell Soup Co.	17,336	806,991
Clorox Co.	12,726	1,404,823
Coca-Cola Co.	379,665	15,395,416
Coca-Cola Enterprises, Inc.	20,860	922,012
Colgate-Palmolive Co.	82,402	5,713,755
ConAgra Foods, Inc.	40,951	1,495,940
Constellation Brands, Inc. Cl A*	16,296	1,893,758
Costco Wholesale Corp.	42,543	6,445,052
CVS Health Corp.	108,404	11,188,377
Dr. Pepper Snapple Group, Inc.	18,588	1,458,786
Estee Lauder Cos., Inc. Cl A	21,641	1,799,666
General Mills, Inc.	57,907	3,277,536
Hershey Co.	14,148	1,427,675
Hormel Foods Corp.	13,098	744,621
J.M. Smucker Co.	9,852	1,140,172
Kellogg Co.	24,354	1,606,146
Keurig Green Mountain, Inc.	11,825	1,321,207
Kimberly-Clark Corp.	35,275	3,778,305
Kraft Foods Group, Inc.	56,662	4,936,110
Kroger Co.	47,670	3,654,382
Lorillard, Inc.	34,872	2,278,885
McCormick & Co., Inc.	12,362	953,234
Mead Johnson Nutrition Co.	19,476	1,957,922
Molson Coors Brewing Co. Cl B	15,322	1,140,723
Mondelez International, Inc. Cl A	158,760	5,729,648
Monster Beverage Corp.*	14,147	1,957,874
PepsiCo, Inc.	143,070	13,680,353
Philip Morris Int’l., Inc.	150,457	11,333,926
Proctor & Gamble Co.	261,360	21,415,838
Reynolds American, Inc.	29,936	2,062,890
Sysco Corp.	57,141	2,155,930

Tyson Foods, Inc. Cl A	28,245	1,081,784
Wal-Mart Stores, Inc.	151,882	12,492,295
Walgreens Boots Alliance, Inc.	83,836	7,099,232
Whole Foods Market, Inc.	35,456	1,846,548

		171,424,736

ENERGY (7.9%)
Anadarko Petroleum Corp.	47,697	3,949,789
Apache Corp.	36,126	2,179,482
Baker Hughes, Inc.	41,566	2,642,766
Cabot Oil & Gas Corp.	39,608	1,169,624
Cameron International Corp.*	18,514	835,352
Chesapeake Energy Corp.	49,942	707,179
Chevron Corp.	179,999	18,896,295
Cimarex Energy Co.	8,403	967,101
ConocoPhillips	118,126	7,354,525
CONSOL Energy, Inc.	22,531	628,390
Devon Energy Corp.	37,039	2,233,822
Diamond Offshore Drilling, Inc.	6,564	175,850
Ensco PLC Cl A	22,036	464,299
EOG Resources, Inc.	52,670	4,829,312
EQT Corp.	14,482	1,200,123
Exxon Mobil Corp.	404,992	34,424,319
FMC Technologies, Inc.*	21,950	812,370
Halliburton Co.	81,226	3,564,197
Helmerich & Payne, Inc.	10,171	692,340
Hess Corp.	23,255	1,578,317
Kinder Morgan, Inc.	164,722	6,928,207
Marathon Oil Corp.	64,597	1,686,628
Marathon Petroleum Corp.	26,109	2,673,301
Murphy Oil Corp.	15,803	736,420
National Oilwell Varco, Inc.	39,123	1,955,759
Newfield Exploration Co.*	14,744	517,367
Noble Corp. PLC	23,554	336,351
Noble Energy, Inc.	37,305	1,824,215
Occidental Petroleum Corp.	73,525	5,367,325
ONEOK, Inc.	19,693	949,990
Phillips 66	52,208	4,103,549
Pioneer Natural Resources Co.	14,214	2,324,131
QEP Resources, Inc.	15,504	323,258
Range Resources Corp.	15,956	830,350
Schlumberger Ltd.	121,986	10,178,512
Southwestern Energy Co.*	36,773	852,766
Spectra Energy Corp.	64,460	2,331,518
Tesoro Corp.	12,152	1,109,356
Transocean Ltd.	31,870	467,533
Valero Energy Corp.	49,092	3,123,233
Williams Cos., Inc.	65,135	3,295,180

		141,220,401

FINANCIALS (15.9%)
ACE Ltd.	31,848	3,550,734
Affiliated Managers Group, Inc.*	5,229	1,123,085
Aflac, Inc.	42,297	2,707,431
Allstate Corp.	40,357	2,872,208
American Express Co.	84,688	6,615,827
American Int’l. Group, Inc.	132,579	7,264,003
American Tower Corp.	40,479	3,811,098
Ameriprise Financial, Inc.	17,517	2,291,924
Aon PLC	27,241	2,618,405
Apartment Investment & Management Co. Cl A	15,167	596,973
Assurant, Inc.	6,692	410,956
AvalonBay Communities, Inc.	12,755	2,222,559
Bank of America Corp.	1,015,252	15,624,728
Bank of New York Mellon Corp.	107,898	4,341,816
BB&T Corp.	69,354	2,704,112
Berkshire Hathaway, Inc. Cl B*	177,147	25,565,855

BlackRock, Inc.	12,197	4,462,150
Boston Properties, Inc.	14,837	2,084,302
Capital One Financial Corp.	53,459	4,213,638
CBRE Group, Inc.*	26,827	1,038,473
Charles Schwab Corp.	111,180	3,384,319
Chubb Corp.	22,480	2,272,728
Cincinnati Financial Corp.	14,337	763,875
Citigroup, Inc.	292,477	15,068,415
CME Group, Inc.	30,811	2,918,110
Comerica, Inc.	17,146	773,799
Crown Castle Int’l. Corp.	32,228	2,660,099
Discover Financial Svcs.	43,075	2,427,276
E*Trade Financial Corp.*	28,128	803,195
Equity Residential	35,115	2,734,054
Essex Property Trust, Inc.	6,318	1,452,508
Fifth Third Bancorp	78,785	1,485,097
Franklin Resources, Inc.	37,954	1,947,799
General Growth Pptys., Inc.	61,039	1,803,702
Genworth Financial, Inc.*	49,163	359,382
Goldman Sachs Group, Inc.	38,836	7,300,003
Hartford Financial Svcs. Group, Inc.	40,837	1,707,803
HCP, Inc.	44,785	1,935,160
Health Care REIT, Inc.	33,786	2,613,685
Host Hotels & Resorts, Inc.	73,218	1,477,539
Hudson City Bancorp, Inc.	46,711	489,531
Huntington Bancshares, Inc.	78,760	870,298
Intercontinental Exchange, Inc.	10,871	2,535,878
Invesco Ltd.	41,178	1,634,355
Iron Mountain, Inc.	18,242	665,468
JPMorgan Chase & Co.	358,973	21,746,584
KeyCorp	82,688	1,170,862
Kimco Realty Corp.	39,775	1,067,959
Legg Mason, Inc.	9,676	534,115
Leucadia National Corp.	30,342	676,323
Lincoln National Corp.	24,777	1,423,686
Loews Corp.	28,955	1,182,233
M&T Bank Corp.	12,819	1,628,013
Marsh & McLennan Cos., Inc.	52,380	2,937,994
McGraw-Hill Financial, Inc.	26,385	2,728,209
MetLife, Inc.	107,353	5,426,694
Moody’s Corp.	17,212	1,786,606
Morgan Stanley	148,143	5,287,224
Nasdaq OMX Group, Inc.	11,388	580,105
Navient Corp.	38,704	786,852
Northern Trust Corp.	21,231	1,478,739
People’s United Financial, Inc.	29,346	446,059
Plum Creek Timber Co., Inc.	16,991	738,259
PNC Financial Svcs. Grp., Inc.	50,214	4,681,953
Principal Financial Grp., Inc.	26,180	1,344,867
Progressive Corp.	52,303	1,422,642
ProLogis, Inc.	49,868	2,172,250
Prudential Financial, Inc.	43,699	3,509,467
Public Storage	14,088	2,777,308
Regions Financial Corp.	129,643	1,225,126
Simon Property Group, Inc.	29,932	5,855,897
SL Green Realty Corp	9,670	1,241,435
State Street Corp.	39,495	2,904,067
SunTrust Banks, Inc.	50,696	2,083,099
T. Rowe Price Group, Inc.	25,268	2,046,203
The Macerich Co.	14,716	1,241,000
Torchmark Corp.	12,337	677,548

Travelers Cos., Inc.	31,263	3,380,468
U.S. Bancorp	171,605	7,493,990
Unum Group	24,442	824,429
Ventas, Inc.	32,180	2,349,784

Vornado Realty Trust	16,767	1,877,904
Wells Fargo & Co.	451,826	24,579,334
Weyerhaeuser Co.	50,965	1,689,490
XL Group PLC	25,039	921,435
Zions Bancorporation	19,225	519,075

		286,649,642

HEALTH CARE (14.8%)
Abbott Laboratories	146,988	6,809,954
AbbVie, Inc.	156,436	9,157,763
Actavis PLC*	37,851	11,265,337
Aetna, Inc.	34,175	3,640,663
Agilent Technologies, Inc.	32,838	1,364,419
Alexion Pharmaceuticals, Inc.*	19,772	3,426,488
AmerisourceBergen Corp.	20,096	2,284,312
Amgen, Inc.	73,796	11,796,291
Anthem, Inc.	25,832	3,988,719
Bard (C.R.), Inc.	7,246	1,212,618
Baxter International, Inc.	53,089	3,636,597
Becton, Dickinson & Co.	20,267	2,910,207
BIOGEN, Inc.*	21,629	9,132,629
Boston Scientific Corp.*	128,132	2,274,343
Bristol-Myers Squibb Co.	161,649	10,426,361
Cardinal Health, Inc.	32,026	2,890,987
Celgene Corp.*	78,041	8,996,566
Cerner Corp.*	29,831	2,185,419
CIGNA Corp.	25,084	3,246,873
DaVita HealthCare Partners, Inc.*	16,773	1,363,309
DENTSPLY International, Inc.	13,603	692,257
Edwards Lifesciences Corp.*	10,539	1,501,386
Endo International PLC*	17,223	1,544,903
Express Scripts Hldg. Co.*	70,103	6,082,837
Gilead Sciences, Inc.*	144,296	14,159,766
HCA Hldgs., Inc.*	28,631	2,153,910
Hospira, Inc.*	16,638	1,461,482
Humana, Inc.	14,567	2,593,217
Intuitive Surgical, Inc.*	3,564	1,799,927
Johnson & Johnson	270,100	27,172,060
Laboratory Corp. of America Hldgs.*	9,872	1,244,760
Lilly (Eli) & Co.	94,328	6,852,929
Mallinckrodt PLC*	11,391	1,442,670
McKesson Corp.	22,529	5,096,060
Medtronic PLC	138,781	10,823,530
Merck & Co., Inc.	278,574	16,012,434
Mylan N.V.*	36,691	2,177,611
Patterson Cos., Inc.	8,267	403,347
PerkinElmer, Inc.	11,144	569,904
Perrigo Co. PLC	13,664	2,262,075
Pfizer, Inc.	599,820	20,867,738
Quest Diagnostics, Inc.	14,021	1,077,514
Regeneron Pharmaceuticals, Inc.*	7,298	3,294,901
Schein (Henry), Inc.*	8,138	1,136,228
St. Jude Medical, Inc.	27,367	1,789,802
Stryker Corp.	29,024	2,677,464
Tenet Healthcare Corp.*	9,714	480,940
Thermo Fisher Scientific, Inc.	38,516	5,174,239
UnitedHealth Group, Inc.	93,811	11,096,903
Universal Health Svcs., Inc. Cl B	8,743	1,029,139
Varian Medical Systems, Inc.*	9,770	919,259
Vertex Pharmaceuticals, Inc.*	24,165	2,850,745
Waters Corp.*	8,108	1,007,987
Zimmer Hldgs., Inc.	16,593	1,950,009
Zoetis, Inc.	48,493	2,244,741

		265,654,529

INDUSTRIALS (10.3%)
3M Co.	61,871	10,205,621
Allegion PLC	9,198	562,642
American Airlines Group, Inc.	69,866	3,687,527
AMETEK, Inc.	23,257	1,221,923
Boeing Co.	63,435	9,520,325
Caterpillar, Inc.	58,984	4,720,490
Cintas Corp.	9,449	771,322
CSX Corp.	95,023	3,147,162
Cummins, Inc.	16,305	2,260,525
Danaher Corp.	59,833	5,079,822
Deere & Co.	32,983	2,892,279
Delta Air Lines, Inc.	80,040	3,598,598
Dover Corp.	15,879	1,097,556
Dun & Bradstreet Corp.	3,435	440,917
Eaton Corp. PLC	45,633	3,100,306
Emerson Electric Co.	66,582	3,769,873
Equifax, Inc.	11,644	1,082,892
Expeditors Int’l. of Wash.	18,738	902,797
Fastenal Co.	26,385	1,093,263
FedEx Corp.	25,907	4,286,313
Flowserve Corp.	13,160	743,408
Fluor Corp.	14,168	809,843
General Dynamics Corp.	30,616	4,155,510
General Electric Co.	978,245	24,270,258
Grainger (W.W.), Inc.	5,879	1,386,327
Honeywell International, Inc.	74,806	7,803,014
Illinois Tool Works, Inc.	34,273	3,329,279
Ingersoll-Rand PLC	25,519	1,737,334
Jacobs Engineering Group, Inc.*	12,609	569,422
Joy Global, Inc.	9,564	374,718
Kansas City Southern	10,717	1,093,991
L-3 Communications Hldgs., Inc.	8,001	1,006,446
Lockheed Martin Corp.	25,987	5,274,322
Masco Corp.	33,743	900,938
Nielsen Holdings	30,422	1,355,909
Norfolk Southern Corp.	29,640	3,050,549
Northrop Grumman Corp.	19,234	3,095,905
PACCAR, Inc.	34,348	2,168,733
Pall Corp.	10,377	1,041,747
Parker Hannifin Corp.	13,835	1,643,321
Pentair PLC	17,868	1,123,719
Pitney Bowes, Inc.	18,880	440,282
Precision Castparts Corp.	13,768	2,891,280
Quanta Services, Inc.*	20,512	585,207
Raytheon Co.	29,369	3,208,563
Republic Services, Inc.	24,688	1,001,345
Robert Half Int’l., Inc.	13,202	798,985
Robinson (C.H.) Worldwide, Inc.	14,300	1,047,046
Rockwell Automation, Inc.	13,037	1,512,162
Rockwell Collins, Inc.	12,919	1,247,329
Roper Industries, Inc.	9,755	1,677,860
Ryder System, Inc.	5,166	490,202
Snap-on, Inc.	5,595	822,801
Southwest Airlines Co.	65,684	2,909,801
Stanley Black & Decker, Inc.	15,225	1,451,856
Stericycle, Inc.*	8,249	1,158,407
Textron, Inc.	26,905	1,192,699
The ADT Corp.	16,229	673,828
Tyco International PLC	40,608	1,748,580
Union Pacific Corp.	85,512	9,261,805

United Parcel Service, Inc. Cl B	67,546	6,547,909
United Rentals, Inc.*	9,388	855,810
United Technologies Corp.	80,249	9,405,183
Waste Management, Inc.	41,672	2,259,873
Xylem, Inc.	17,562	615,021

		184,180,680

INFORMATION TECHNOLOGY (19.4%)
Accenture Ltd. Cl A	60,497	5,667,964
Adobe Systems, Inc.*	46,266	3,420,908
Akamai Technologies, Inc.*	17,263	1,226,450
Alliance Data Systems Corp.*	6,071	1,798,534
Altera Corp.	29,426	1,262,670
Amphenol Corp. Cl A	30,255	1,782,927
Analog Devices, Inc.	30,180	1,901,340
Apple, Inc.	566,035	70,431,730
Applied Materials, Inc.	118,982	2,684,234
Autodesk, Inc.*	22,175	1,300,342
Automatic Data Processing, Inc.	46,260	3,961,706
Avago Technologies Ltd.	24,725	3,139,581
Broadcom Corp. Cl A	51,965	2,249,825
CA, Inc.	30,745	1,002,594
Cisco Systems, Inc.	494,698	13,616,563
Citrix Systems, Inc.*	15,323	978,680
Cognizant Technology Solutions*	59,742	3,727,303
Computer Sciences Corp.	13,725	895,968
Corning, Inc.	122,591	2,780,364
eBay, Inc.*	107,142	6,179,951
Electronic Arts, Inc.*	29,794	1,752,334
EMC Corp.	192,397	4,917,667
Equinix, Inc.	5,499	1,280,442
F5 Networks, Inc.*	7,073	812,971
Facebook, Inc. Cl A*	201,901	16,599,291
Fidelity Nat’l. Information Svcs., Inc.	27,500	1,871,650
First Solar, Inc.*	7,501	448,485
Fiserv, Inc.*	23,343	1,853,434
FLIR Systems, Inc.	13,608	425,658
Google, Inc. Cl A*	27,697	15,363,526
Google, Inc. Cl C*	27,768	15,216,864
Harris Corp.	10,174	801,304
Hewlett-Packard Co.	174,564	5,439,414
Int’l. Business Machines Corp.	88,461	14,197,991
Intel Corp.	451,322	14,112,839
Intuit, Inc.	26,722	2,590,965
Juniper Networks, Inc.	34,651	782,420
KLA-Tencor Corp.	15,751	918,126
Lam Research Corp.	15,602	1,095,806
Linear Technology Corp.	23,322	1,091,470
MasterCard, Inc. Cl A	94,464	8,160,745
Microchip Technology, Inc.	19,596	958,244
Micron Technology, Inc.*	102,765	2,788,014
Microsoft Corp.	789,412	32,093,545
Motorola Solutions, Inc.	18,345	1,223,061
NetApp, Inc.	30,177	1,070,076
NVIDIA Corp.	50,062	1,047,547
Oracle Corp.	310,091	13,380,427
Paychex, Inc.	31,931	1,584,257
QUALCOMM, Inc.	160,365	11,119,709
Red Hat, Inc.*	17,828	1,350,471
Salesforce.com, inc.*	59,227	3,956,956
SanDisk Corp.	20,346	1,294,413
Seagate Technology PLC	31,616	1,644,980
Skyworks Solutions, Inc.	18,418	1,810,305
Symantec Corp.	65,589	1,532,487
TE Connectivity Ltd.	39,166	2,805,069
Teradata Corp.*	14,055	620,388
Texas Instruments, Inc.	100,848	5,766,993

Total System Services, Inc.	16,325	622,799
VeriSign, Inc.*	10,182	681,889
Visa, Inc. Cl A	188,272	12,314,872
Western Digital Corp.	21,032	1,914,122
Western Union Co.	50,571	1,052,383

Xerox Corp.	101,886	1,309,235
Xilinx, Inc.	25,342	1,071,967
Yahoo!, Inc.*	84,549	3,756,935

		348,514,180

MATERIALS (3.1%)
Air Products & Chemicals, Inc.	18,812	2,845,879
Airgas, Inc.	6,784	719,850
Alcoa, Inc.	119,290	1,541,227
Allegheny Technologies, Inc.	10,279	308,473
Avery Dennison Corp.	8,810	466,137
Ball Corp.	13,261	936,757
CF Industries Hldgs., Inc.	4,683	1,328,473
Dow Chemical Co.	105,226	5,048,743
Du Pont (E.I.) de Nemours & Co.	88,420	6,319,377
Eastman Chemical Co.	14,270	988,340
Ecolab, Inc.	26,181	2,994,583
FMC Corp.	13,132	751,807
Freeport-McMoRan Copper & Gold, Inc.	97,861	1,854,466
Int’l. Flavors & Fragrances, Inc.	7,819	917,951
International Paper Co.	40,951	2,272,371
LyondellBasell Inds. N.V. Cl A	38,128	3,347,638
Martin Marietta Materials, Inc.	5,871	820,766
MeadWestvaco Corp.	16,628	829,238
Monsanto Co.	46,609	5,245,377
Newmont Mining Corp.	48,236	1,047,204
Nucor Corp.	31,133	1,479,751
Owens-Illinois, Inc.*	16,163	376,921
PPG Industries, Inc.	13,109	2,956,604
Praxair, Inc.	28,223	3,407,645
Sealed Air Corp.	20,625	939,675
Sherwin-Williams Co.	7,788	2,215,686
Sigma-Aldrich Corp.	11,594	1,602,871
The Mosaic Co.	30,083	1,385,623
Vulcan Materials Co.	12,734	1,073,476

		56,022,909

TELECOMMUNICATION SERVICES (2.3%)
AT&T, Inc.	503,392	16,435,749
CenturyLink, Inc.	55,038	1,901,563
Frontier Communications Corp.	97,003	683,871
Level 3 Communications, Inc.*	27,765	1,494,868
Verizon Communications, Inc.	402,589	19,577,903
Windstream Hldgs., Inc.	59,114	437,444

		40,531,398

UTILITIES (3.0%)
AES Corp.	63,122	811,118
AGL Resources, Inc.	11,558	573,855
Ameren Corp.	23,445	989,379
American Electric Power Co., Inc.	47,491	2,671,369
CenterPoint Energy, Inc.	40,990	836,606
CMS Energy Corp.	26,611	928,990
Consolidated Edison, Inc.	28,283	1,725,263
Dominion Resources, Inc.	57,201	4,053,835
DTE Energy Co.	17,054	1,376,087
Duke Energy Corp.	68,873	5,288,069
Edison International	32,180	2,010,285
Entergy Corp.	17,469	1,353,673
Eversource Energy	30,864	1,559,249
Exelon Corp.	84,046	2,824,786
FirstEnergy Corp.	40,962	1,436,128
Integrys Energy Group, Inc.	7,836	564,349
NextEra Energy, Inc.	43,374	4,513,065
NiSource, Inc.	30,652	1,353,592
NRG Energy, Inc.	32,774	825,577
Pepco Hldgs., Inc.	24,710	662,969
PG&E Corp.	46,590	2,472,531

Pinnacle West Capital Corp.	10,690	681,488
PPL Corp.	64,332	2,165,415
Public Svc. Enterprise Group, Inc.	49,489	2,074,579
SCANA Corp.	13,975	768,485
Sempra Energy	22,579	2,461,563
Southern Co.	88,443	3,916,256
TECO Energy, Inc.	22,866	443,600
Wisconsin Energy Corp.	22,097	1,093,802
Xcel Energy, Inc.	49,093	1,708,927

		54,144,890

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,091,412,914) 98.6%		1,770,966,694

	Rating**		Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1	+	0.10	06/18/15	4,000,000	3,999,155
U.S. Treasury Bill (1)	A-1	+	0.06	05/28/15	1,000,000	999,897
U.S. Treasury Bill (1)	A-1	+	0.05	05/07/15	550,000	549,973

						5,549,025

COMMERCIAL PAPER (1.0%)
Emerson Electric Co.†	A-1		0.11	04/14/15	3,000,000	2,999,881
Home Depot, Inc.†	A-1		0.07	04/01/15	2,500,000	2,500,000
Intercontinental Exchange, Inc.†	A-1		0.17	05/13/15	5,000,000	4,999,008
Precision Castparts Corp.†	A-1		0.10	04/27/15	1,500,000	1,499,892
Precision Castparts Corp.†	A-1		0.11	05/26/15	4,400,000	4,399,260
Simon Property Group LP†	A-1		0.17	05/13/15	2,000,000	1,999,603

						18,397,644

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $23,946,669) 1.3%						23,946,669

TEMPORARY CASH INVESTMENTS (2) (Cost: $332,000) 0.0% (3)						332,000

TOTAL INVESTMENTS (Cost: $1,115,691,583) 99.9%						1,795,245,363

OTHER NET ASSETS 0.1%						1,986,973

NET ASSETS 100.0%						$1,797,232,336

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.8%)
Amazon.com, Inc.*	3,590	1,335,839
AutoNation, Inc.*	707	45,481
AutoZone, Inc.*	301	205,330
Bed Bath & Beyond, Inc.*	1,750	134,356
Best Buy Co., Inc.	2,745	103,734
BorgWarner, Inc.	2,135	129,125
Cablevision Systems Corp. Cl A	2,068	37,844
CarMax, Inc.*	1,980	136,640
Carnival Corp.	4,247	203,176
CBS Corp. Cl B	4,313	261,497
Chipotle Mexican Grill, Inc.*	292	189,958
Coach, Inc.	2,601	107,759
Comcast Corp. Cl A	23,958	1,352,908
D.R. Horton, Inc.	3,135	89,285
Darden Restaurants, Inc.	1,170	81,128
Delphi Automotive PLC	2,737	218,248
DIRECTV*	4,741	403,459
Discovery Communications, Inc. Cl A*	1,401	43,095
Discovery Communications, Inc. Cl C*	2,548	75,102
Disney (Walt) Co.	14,742	1,546,288
Dollar General Corp.	2,861	215,662
Dollar Tree, Inc.*	1,939	157,340
Expedia, Inc.	932	87,729
Family Dollar Stores, Inc.	906	71,791
Ford Motor Co.	37,298	601,990
Fossil Group, Inc.*	418	34,464
GameStop Corp. Cl A	1,023	38,833
Gannett Co., Inc.	2,139	79,314
Gap, Inc.	2,501	108,368
Garmin Ltd.	1,139	54,125
General Motors Co.	12,754	478,275
Genuine Parts Co.	1,440	134,194
Goodyear Tire & Rubber Co.	2,542	68,837
H&R Block, Inc.	2,595	83,222
Hanesbrands, Inc.	3,779	126,634
Harley-Davidson, Inc.	1,994	121,116
Harman Int’l. Industries, Inc.	647	86,459
Hasbro, Inc.	1,055	66,718
Home Depot, Inc.	12,425	1,411,604
Interpublic Group of Cos., Inc.	3,888	86,003
Johnson Controls, Inc.	6,197	312,577
Kohl’s Corp.	1,905	149,066
L Brands, Inc.	2,318	218,564
Leggett & Platt, Inc.	1,304	60,101
Lennar Corp. Cl A	1,683	87,196
Lowe’s Cos., Inc.	9,173	682,379
Macy’s, Inc.	3,211	208,426
Marriott International, Inc. Cl A	1,956	157,106
Mattel, Inc.	3,189	72,869
McDonald’s Corp.	9,062	883,001
Michael Kors Hldgs. Ltd.*	1,893	124,465
Mohawk Industries, Inc.*	585	108,664
Netflix, Inc.*	570	237,513
Newell Rubbermaid, Inc.	2,556	99,863
News Corp. Cl A*	4,709	75,391
NIKE, Inc. Cl B	6,598	661,977

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Nordstrom, Inc.	1,326	106,504
O’Reilly Automotive, Inc.*	958	207,158
Omnicom Group, Inc.	2,326	181,381
Priceline Group Inc.*	490	570,434
Pulte Homes, Inc.	3,124	69,447
PVH Corp.	777	82,797
Ralph Lauren Corp.	568	74,692
Ross Stores, Inc.	1,952	205,663
Royal Caribean Cruises Ltd.*	1,553	127,113
Scripps Networks Interactive, Inc. Cl A	919	63,007
Staples, Inc.	6,039	98,345
Starbucks Corp.	7,069	669,434
Starwood Hotels & Resorts	1,619	135,187
Target Corp.	6,006	492,912
Tiffany & Co.	1,061	93,379
Time Warner Cable, Inc.	2,648	396,882
Time Warner, Inc.	7,830	661,165
TJX Cos., Inc.	6,437	450,912
Tractor Supply Co.	1,284	109,217
TripAdvisor, Inc.*	1,051	87,412
Twenty-First Century Fox, Inc. Cl A	17,240	583,402
Under Armour, Inc. Cl A*	1,573	127,020
Urban Outfitters, Inc.*	943	43,048
V.F. Corp.	3,228	243,101
Viacom, Inc. Cl B	3,443	235,157
Whirlpool Corp.	736	148,716
Wyndham Worldwide Corp.	1,137	102,864
Wynn Resorts Ltd.	764	96,172
Yum! Brands, Inc.	4,084	321,492

		21,736,101

CONSUMER STAPLES (5.2%)
Altria Group, Inc.	18,568	928,771
Archer-Daniels-Midland Co.	5,980	283,452
Brown-Forman Corp. Cl B	1,469	132,724
Campbell Soup Co.	1,676	78,018
Clorox Co.	1,237	136,552
Coca-Cola Co.	37,050	1,502,378
Coca-Cola Enterprises, Inc.	2,046	90,433
Colgate-Palmolive Co.	8,039	557,424
ConAgra Foods, Inc.	4,016	146,704
Constellation Brands, Inc. Cl A*	1,587	184,425
Costco Wholesale Corp.	4,148	628,401
CVS Health Corp.	10,609	1,094,955
Dr. Pepper Snapple Group, Inc.	1,819	142,755
Estee Lauder Cos., Inc. Cl A	2,103	174,885
General Mills, Inc.	5,692	322,167
Hershey Co.	1,395	140,769
Hormel Foods Corp.	1,270	72,200
J.M. Smucker Co.	959	110,985
Kellogg Co.	2,387	157,423
Keurig Green Mountain, Inc.	1,143	127,707
Kimberly-Clark Corp.	3,446	369,101
Kraft Foods Group, Inc.	5,544	482,966
Kroger Co.	4,632	355,089
Lorillard, Inc.	3,395	221,863
McCormick & Co., Inc.	1,209	93,226
Mead Johnson Nutrition Co.	1,907	191,711
Molson Coors Brewing Co. Cl B	1,507	112,196
Mondelez International, Inc. Cl A	15,552	561,272
Monster Beverage Corp.*	1,379	190,847
PepsiCo, Inc.	13,976	1,336,385

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Philip Morris Int’l., Inc.	14,585	1,098,688
Proctor & Gamble Co.	25,462	2,086,356
Reynolds American, Inc.	2,905	200,184
Sysco Corp.	5,585	210,722
Tyson Foods, Inc. Cl A	2,755	105,517
Wal-Mart Stores, Inc.	14,891	1,224,785
Walgreens Boots Alliance, Inc.	8,221	696,154
Whole Foods Market, Inc.	3,401	177,124

		16,727,314

ENERGY (4.3%)
Anadarko Petroleum Corp.	4,777	395,583
Apache Corp.	3,553	214,352
Baker Hughes, Inc.	4,097	260,487
Cabot Oil & Gas Corp.	3,896	115,049
Cameron International Corp.*	1,826	82,389
Chesapeake Energy Corp.	4,878	69,072
Chevron Corp.	17,727	1,860,980
Cimarex Energy Co.	826	95,064
ConocoPhillips	11,611	722,901
CONSOL Energy, Inc.	2,171	60,549
Devon Energy Corp.	3,643	219,709
Diamond Offshore Drilling, Inc.	634	16,985
Ensco PLC Cl A	2,209	46,544
EOG Resources, Inc.	5,171	474,129
EQT Corp.	1,432	118,670
Exxon Mobil Corp.	39,549	3,361,665
FMC Technologies, Inc.*	2,182	80,756
Halliburton Co.	8,011	351,523
Helmerich & Payne, Inc.	1,015	69,091
Hess Corp.	2,291	155,490
Kinder Morgan, Inc.	16,066	675,736
Marathon Oil Corp.	6,364	166,164
Marathon Petroleum Corp.	2,575	263,654
Murphy Oil Corp.	1,573	73,302
National Oilwell Varco, Inc.	3,865	193,211
Newfield Exploration Co.*	1,516	53,196
Noble Corp. PLC	2,281	32,573
Noble Energy, Inc.	3,647	178,338
Occidental Petroleum Corp.	7,265	530,345
ONEOK, Inc.	1,965	94,792
Phillips 66	5,124	402,746
Pioneer Natural Resources Co.	1,404	229,568
QEP Resources, Inc.	1,523	31,755
Range Resources Corp.	1,563	81,339
Schlumberger Ltd.	12,024	1,003,283
Southwestern Energy Co.*	3,625	84,064
Spectra Energy Corp.	6,327	228,848
Tesoro Corp.	1,178	107,540
Transocean Ltd.	3,211	47,105
Valero Energy Corp.	4,855	308,875
Williams Cos., Inc.	6,346	321,044

		13,878,466

FINANCIALS (8.7%)
ACE Ltd.	3,086	344,058
Affiliated Managers Group, Inc.*	515	110,612
Aflac, Inc.	4,138	264,873
Allstate Corp.	3,926	279,413
American Express Co.	8,264	645,584
American Int’l. Group, Inc.	12,940	708,983
American Tower Corp.	3,984	375,094
Ameriprise Financial, Inc.	1,721	225,176

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Aon PLC	2,642	253,949
Apartment Investment & Management Co. Cl A	1,473	57,977
Assurant, Inc.	649	39,855
AvalonBay Communities, Inc.	1,245	216,941
Bank of America Corp.	99,183	1,526,426
Bank of New York Mellon Corp.	10,502	422,600
BB&T Corp.	6,796	264,976
Berkshire Hathaway, Inc. Cl B*	17,194	2,481,438
BlackRock, Inc.	1,196	437,545
Boston Properties, Inc.	1,444	202,853
Capital One Financial Corp.	5,201	409,943
CBRE Group, Inc.*	2,638	102,117
Charles Schwab Corp.	10,878	331,126
Chubb Corp.	2,177	220,095
Cincinnati Financial Corp.	1,393	74,219
Citigroup, Inc.	28,604	1,473,678
CME Group, Inc.	2,990	283,183
Comerica, Inc.	1,682	75,909
Crown Castle Int’l. Corp.	3,148	259,836
Discover Financial Svcs.	4,217	237,628
E*Trade Financial Corp.*	2,723	77,755
Equity Residential	3,430	267,060
Essex Property Trust, Inc.	614	141,159
Fifth Third Bancorp	7,682	144,806
Franklin Resources, Inc.	3,694	189,576
General Growth Pptys., Inc.	5,924	175,054
Genworth Financial, Inc.*	4,683	34,233
Goldman Sachs Group, Inc.	3,820	718,045
Hartford Financial Svcs. Group, Inc.	3,969	165,984
HCP, Inc.	4,344	187,704
Health Care REIT, Inc.	3,295	254,901
Host Hotels & Resorts, Inc.	7,142	144,126
Hudson City Bancorp, Inc.	4,538	47,558
Huntington Bancshares, Inc.	7,637	84,389
Intercontinental Exchange, Inc.	1,056	246,333
Invesco Ltd.	4,047	160,625
Iron Mountain, Inc.	1,763	64,314
JPMorgan Chase & Co.	35,152	2,129,508
KeyCorp	8,064	114,186
Kimco Realty Corp.	3,890	104,447
Legg Mason, Inc.	935	51,612
Leucadia National Corp.	2,973	66,268
Lincoln National Corp.	2,417	138,881
Loews Corp.	2,815	114,936
M&T Bank Corp.	1,253	159,131
Marsh & McLennan Cos., Inc.	5,080	284,937
McGraw-Hill Financial, Inc.	2,579	266,669
MetLife, Inc.	10,536	532,595
Moody’s Corp.	1,676	173,969
Morgan Stanley	14,536	518,790
Nasdaq OMX Group, Inc.	1,114	56,747
Navient Corp.	3,785	76,949
Northern Trust Corp.	2,069	144,106
People’s United Financial, Inc.	2,906	44,171
Plum Creek Timber Co., Inc.	1,660	72,127
PNC Financial Svcs. Grp., Inc.	4,909	457,715

Principal Financial Grp., Inc.	2,579	132,483
Progressive Corp.	5,053	137,442
ProLogis, Inc.	4,829	210,351
Prudential Financial, Inc.	4,280	343,727
Public Storage	1,369	269,885

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Regions Financial Corp.	12,661	119,646
Simon Property Group, Inc.	2,931	573,421
SL Green Realty Corp	930	119,393
State Street Corp.	3,887	285,811
SunTrust Banks, Inc.	4,946	203,231
T. Rowe Price Group, Inc.	2,458	199,049
The Macerich Co.	1,327	111,906
Torchmark Corp.	1,198	65,794
Travelers Cos., Inc.	3,030	327,634
U.S. Bancorp	16,794	733,394
Unum Group	2,371	79,974
Ventas, Inc.	3,119	227,749
Vornado Realty Trust	1,647	184,464
Wells Fargo & Co.	44,206	2,404,806
Weyerhaeuser Co.	4,950	164,093
XL Group PLC	2,407	88,578
Zions Bancorporation	1,913	51,651

		27,971,935

HEALTH CARE (8.0%)
Abbott Laboratories	14,227	659,137
AbbVie, Inc.	15,028	879,739
Actavis PLC*	3,683	1,096,015
Aetna, Inc.	3,316	353,253
Agilent Technologies, Inc.	3,166	131,547
Alexion Pharmaceuticals, Inc.*	1,906	330,310
AmerisourceBergen Corp.	1,967	223,589
Amgen, Inc.	7,155	1,143,727
Anthem, Inc.	2,515	388,341
Bard (C.R.), Inc.	700	117,145
Baxter International, Inc.	5,116	350,446
Becton, Dickinson & Co.	1,968	282,595
BIOGEN, Inc.*	2,212	933,995
Boston Scientific Corp.*	12,545	222,674
Bristol-Myers Squibb Co.	15,671	1,010,780
Cardinal Health, Inc.	3,113	281,011
Celgene Corp.*	7,548	870,133
Cerner Corp.*	2,875	210,623
CIGNA Corp.	2,437	315,445
DaVita HealthCare Partners, Inc.*	1,628	132,324
DENTSPLY International, Inc.	1,323	67,327
Edwards Lifesciences Corp.*	1,017	144,882
Endo International PLC*	1,674	150,158
Express Scripts Hldg. Co.*	6,853	594,635
Gilead Sciences, Inc.*	14,043	1,378,040
HCA Hldgs., Inc.*	2,776	208,838
Hospira, Inc.*	1,616	141,949
Humana, Inc.	1,411	251,186
Intuitive Surgical, Inc.*	345	174,235
Johnson & Johnson	26,216	2,637,330
Laboratory Corp. of America Hldgs.*	946	119,281
Lilly (Eli) & Co.	9,219	669,760
Mallinckrodt PLC*	1,098	139,062
McKesson Corp.	2,195	496,509
Medtronic PLC	13,436	1,047,874
Merck & Co., Inc.	26,760	1,538,165
Mylan N.V.*	3,516	208,675
Patterson Cos., Inc.	808	39,422
PerkinElmer, Inc.	1,066	54,515
Perrigo Co. PLC	1,327	219,685
Pfizer, Inc.	57,785	2,010,340
Quest Diagnostics, Inc.	1,361	104,593

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Regeneron Pharmaceuticals, Inc.*	696	314,230
Schein (Henry), Inc.*	790	110,300
St. Jude Medical, Inc.	2,652	173,441
Stryker Corp.	2,821	260,237
Tenet Healthcare Corp.*	929	45,995
Thermo Fisher Scientific, Inc.	3,741	502,566
UnitedHealth Group, Inc.	8,992	1,063,664
Universal Health Svcs., Inc. Cl B	858	100,995
Varian Medical Systems, Inc.*	944	88,821
Vertex Pharmaceuticals, Inc.*	2,283	269,326
Waters Corp.*	783	97,343
Zimmer Hldgs., Inc.	1,602	188,267
Zoetis, Inc.	4,722	218,581

		25,763,056

INDUSTRIALS (5.6%)
3M Co.	5,985	987,226
Allegion PLC	905	55,359
American Airlines Group, Inc.	6,763	356,951
AMETEK, Inc.	2,273	119,423
Boeing Co.	6,176	926,894
Caterpillar, Inc.	5,715	457,371
Cintas Corp.	918	74,936
CSX Corp.	9,339	309,308
Cummins, Inc.	1,588	220,160
Danaher Corp.	5,789	491,486
Deere & Co.	3,201	280,696
Delta Air Lines, Inc.	7,772	349,429
Dover Corp.	1,537	106,237
Dun & Bradstreet Corp.	339	43,514
Eaton Corp. PLC	4,475	304,031
Emerson Electric Co.	6,460	365,765
Equifax, Inc.	1,127	104,811
Expeditors Int’l. of Wash.	1,808	87,109
Fastenal Co.	2,563	106,198
FedEx Corp.	2,484	410,978
Flowserve Corp.	1,270	71,742
Fluor Corp.	1,393	79,624
General Dynamics Corp.	2,971	403,254
General Electric Co.	94,896	2,354,370
Grainger (W.W.), Inc.	566	133,468
Honeywell International, Inc.	7,379	769,704
Illinois Tool Works, Inc.	3,291	319,688
Ingersoll-Rand PLC	2,483	169,043
Jacobs Engineering Group, Inc.*	1,210	54,644
Joy Global, Inc.	918	35,967
Kansas City Southern	1,041	106,265
L-3 Communications Hldgs., Inc.	778	97,865
Lockheed Martin Corp.	2,529	513,286
Masco Corp.	3,296	88,003
Nielsen Holdings	2,975	132,596
Norfolk Southern Corp.	2,898	298,262
Northrop Grumman Corp.	1,871	301,156
PACCAR, Inc.	3,343	211,077
Pall Corp.	1,005	100,892
Parker Hannifin Corp.	1,343	159,522
Pentair PLC	1,720	108,171
Pitney Bowes, Inc.	1,901	44,331
Precision Castparts Corp.	1,337	280,770
Quanta Services, Inc.*	1,994	56,889
Raytheon Co.	2,898	316,607
Republic Services, Inc.	2,363	95,843

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Robert Half Int’l., Inc.	1,274	77,102
Robinson (C.H.) Worldwide, Inc.	1,380	101,044
Rockwell Automation, Inc.	1,278	148,235
Rockwell Collins, Inc.	1,253	120,977
Roper Industries, Inc.	946	162,712
Ryder System, Inc.	500	47,445
Snap-on, Inc.	548	80,589
Southwest Airlines Co.	6,374	282,368
Stanley Black & Decker, Inc.	1,484	141,514
Stericycle, Inc.*	801	112,484
Textron, Inc.	2,610	115,701
The ADT Corp.	1,614	67,013
Tyco International PLC	3,960	170,518
Union Pacific Corp.	8,309	899,948
United Parcel Service, Inc. Cl B	6,552	635,151
United Rentals, Inc.*	910	82,956
United Technologies Corp.	7,791	913,105
Waste Management, Inc.	4,026	218,330
Xylem, Inc.	1,719	60,199

		17,898,312

INFORMATION TECHNOLOGY (10.6%)
Accenture Ltd. Cl A	5,922	554,832
Adobe Systems, Inc.*	4,487	331,769
Akamai Technologies, Inc.*	1,686	119,782
Alliance Data Systems Corp.*	592	175,380
Altera Corp.	2,837	121,736
Amphenol Corp. Cl A	2,925	172,370
Analog Devices, Inc.	2,938	185,094
Apple, Inc.	54,918	6,833,452
Applied Materials, Inc.	11,585	261,358
Autodesk, Inc.*	2,137	125,314
Automatic Data Processing, Inc.	4,480	383,667
Avago Technologies Ltd.	2,419	307,165
Broadcom Corp. Cl A	5,139	222,493
CA, Inc.	3,006	98,026
Cisco Systems, Inc.	48,130	1,324,778
Citrix Systems, Inc.*	1,507	96,252
Cognizant Technology Solutions*	5,748	358,618
Computer Sciences Corp.	1,330	86,822
Corning, Inc.	11,987	271,865
eBay, Inc.*	10,382	598,834
Electronic Arts, Inc.*	2,932	172,446
EMC Corp.	18,744	479,097
Equinix, Inc.	532	123,876
F5 Networks, Inc.*	680	78,159
Facebook, Inc. Cl A*	19,793	1,627,282
Fidelity Nat’l. Information Svcs., Inc.	2,688	182,945
First Solar, Inc.*	709	42,391
Fiserv, Inc.*	2,250	178,650
FLIR Systems, Inc.	1,318	41,227
Google, Inc. Cl A*	2,692	1,493,252
Google, Inc. Cl C*	2,698	1,478,504
Harris Corp.	982	77,342
Hewlett-Packard Co.	17,137	533,989
Int’l. Business Machines Corp.	8,667	1,391,054
Intel Corp.	44,653	1,396,299
Intuit, Inc.	2,609	252,969
Juniper Networks, Inc.	3,415	77,111
KLA-Tencor Corp.	1,534	89,417
Lam Research Corp.	1,502	105,493
Linear Technology Corp.	2,255	105,534

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

MasterCard, Inc. Cl A	9,204	795,134
Microchip Technology, Inc.	1,899	92,861
Micron Technology, Inc.*	10,157	275,559
Microsoft Corp.	77,349	3,144,624
Motorola Solutions, Inc.	1,798	119,873
NetApp, Inc.	2,939	104,217
NVIDIA Corp.	4,868	101,863
Oracle Corp.	30,225	1,304,209
Paychex, Inc.	3,082	152,914
QUALCOMM, Inc.	15,553	1,078,445
Red Hat, Inc.*	1,729	130,972
Salesforce.com, inc.*	5,705	381,151
SanDisk Corp.	2,008	127,749
Seagate Technology PLC	3,096	161,085
Skyworks Solutions, Inc.	1,799	176,824
Symantec Corp.	6,434	150,330
TE Connectivity Ltd.	3,830	274,305
Teradata Corp.*	1,369	60,428
Texas Instruments, Inc.	9,873	564,588
Total System Services, Inc.	1,553	59,247
VeriSign, Inc.*	992	66,434
Visa, Inc. Cl A	18,290	1,196,349
Western Digital Corp.	2,048	186,388
Western Union Co.	4,916	102,302
Xerox Corp.	9,856	126,650
Xilinx, Inc.	2,465	104,270
Yahoo!, Inc.*	8,208	364,722

		33,960,137

MATERIALS (1.7%)
Air Products & Chemicals, Inc.	1,818	275,027
Airgas, Inc.	637	67,592
Alcoa, Inc.	11,524	148,890
Allegheny Technologies, Inc.	1,024	30,730
Avery Dennison Corp.	853	45,132
Ball Corp.	1,295	91,479
CF Industries Hldgs., Inc.	452	128,223
Dow Chemical Co.	10,260	492,275
Du Pont (E.I.) de Nemours & Co.	8,537	610,139
Eastman Chemical Co.	1,402	97,103
Ecolab, Inc.	2,539	290,411
FMC Corp.	1,257	71,963
Freeport-McMoRan Copper & Gold, Inc.	9,804	185,786
Int’l. Flavors & Fragrances, Inc.	761	89,341
International Paper Co.	3,987	221,239
LyondellBasell Inds. N.V. Cl A	3,734	327,845
Martin Marietta Materials, Inc	583	81,503
MeadWestvaco Corp.	1,579	78,745
Monsanto Co.	4,557	512,845
Newmont Mining Corp.	4,703	102,102
Nucor Corp.	3,008	142,970
Owens-Illinois, Inc.*	1,548	36,099
PPG Industries, Inc.	1,283	289,368
Praxair, Inc.	2,723	328,775
Sealed Air Corp.	1,981	90,254
Sherwin-Williams Co.	761	216,505
Sigma-Aldrich Corp.	1,126	155,670
The Mosaic Co.	2,932	135,048
Vulcan Materials Co.	1,246	105,038

		5,448,097

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

TELECOMMUNICATION SERVICES (1.2%)
AT&T, Inc.	48,935	1,597,728
CenturyLink, Inc.	5,341	184,532
Frontier Communications Corp.	9,452	66,637
Level 3 Communications, Inc.*	2,704	145,583
Verizon Communications, Inc.	39,179	1,905,275
Windstream Hldgs., Inc.	5,682	42,047

		3,941,802

UTILITIES (1.6%)
AES Corp.	6,095	78,321
AGL Resources, Inc.	1,128	56,005
Ameren Corp.	2,288	96,554
American Electric Power Co., Inc.	4,616	259,650
CenterPoint Energy, Inc.	4,052	82,701
CMS Energy Corp.	2,597	90,661
Consolidated Edison, Inc.	2,761	168,421
Dominion Resources, Inc.	5,545	392,974
DTE Energy Co.	1,671	134,833
Duke Energy Corp.	6,671	512,199
Edison International	3,072	191,908
Entergy Corp.	1,702	131,888
Eversource Energy	2,987	150,903
Exelon Corp.	8,107	272,476
FirstEnergy Corp.	3,971	139,223
Integrys Energy Group, Inc.	750	54,015
NextEra Energy, Inc.	4,181	435,033
NiSource, Inc.	2,981	131,641
NRG Energy, Inc.	3,184	80,205
Pepco Hldgs., Inc.	2,384	63,963
PG&E Corp.	4,492	238,390
Pinnacle West Capital Corp.	1,043	66,491
PPL Corp.	6,288	211,654
Public Svc. Enterprise Group, Inc.	4,772	200,042
SCANA Corp.	1,347	74,072
Sempra Energy	2,183	237,991
Southern Co.	8,579	379,878
TECO Energy, Inc.	2,221	43,087
Wisconsin Energy Corp.	2,126	105,237
Xcel Energy, Inc.	4,771	166,079

		5,246,495

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $117,203,361) 53.7%		172,571,715

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill (1)	A-1+	0.09	06/25/15	300,000	299,936

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $299,936) 0.1%					299,936

TOTAL INDEXED ASSETS (Cost: $117,503,297) 53.8%					172,871,651

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.1%)
Amazon.com, Inc.*	2,475	920,948
American Axle & Mfg. Hldgs., Inc.*	7,752	200,234
AutoZone, Inc.*	659	449,543
Bassett Furniture Industries, Inc.	30,303	864,242

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Carmike Cinemas, Inc.*	14,830	498,288
Cooper Tire & Rubber Co.	8,211	351,759
CST Brands, Inc.	15,297	670,468
Diamond Resorts Int’l., Inc.*	47,199	1,577,862
Discovery Communications, Inc. Cl A*	3,838	118,057
Discovery Communications, Inc. Cl C*	3,838	113,125
Disney (Walt) Co.	11,399	1,195,641
Dollar Tree, Inc.*	2,799	227,125
Drew Industries, Inc.	4,082	251,206
Eros International PLC*	11,883	207,596
Five Below, Inc.*	8,578	305,119
Ford Motor Co.	16,682	269,247
FTD Companies, Inc.*	4,703	140,808
General Motors Co.	8,119	304,463
Haverty Furniture Cos., Inc.	13,472	335,183
Home Depot, Inc.	7,734	878,660
Houghton Mifflin Harcourt Co.*	38,402	901,679
HSN, Inc.	3,189	217,585
Intrawest Resorts Hldgs., Inc.*	30,867	269,161
Johnson Controls, Inc.	4,165	210,083
Macy’s, Inc.	7,974	517,592
McDonald’s Corp.	6,515	634,822
Panera Bread Co. Cl A*	1,236	197,754
Popeyes Louisiana Kitchen, Inc.*	4,842	289,648
Priceline Group Inc.*	256	298,022
Red Robin Gourmet Burgers, Inc.*	7,447	647,889
Ruby Tuesday, Inc.*	33,036	198,546
Select Comfort Corp.*	21,894	754,686
Sotheby’s	3,256	137,599
Starbucks Corp.	8,369	792,544
Steve Madden Ltd.*	8,639	328,282
Target Corp.	7,835	643,018
The Men’s Wearhouse, Inc.	10,656	556,243
Time Warner Cable, Inc.	4,260	638,489
Time Warner, Inc.	7,168	605,266
Viacom, Inc. Cl B	5,089	347,579
Vista Outdoor, Inc.*	5,197	222,535
Wolverine World Wide, Inc.	7,261	242,880

		19,531,476

CONSUMER STAPLES (2.5%)
Boston Beer Co., Inc. Cl A*	585	156,429
Coca-Cola Co.	10,875	440,981
Colgate-Palmolive Co.	6,058	420,062
Constellation Brands, Inc. Cl A*	6,487	753,854
Crimson Wine Group Ltd.*	38,623	351,469
Estee Lauder Cos., Inc. Cl A	5,842	485,821
Farmer Brothers Co.*	13,341	330,190
Mead Johnson Nutrition Co.	2,439	245,193
Mondelez International, Inc. Cl A	8,942	322,717
PepsiCo, Inc.	7,058	674,886
Philip Morris Int’l., Inc.	4,716	355,256
Proctor & Gamble Co.	12,315	1,009,091
Spectrum Brands Hldgs., Inc.*	2,534	226,945
Sysco Corp.	8,709	328,591
TreeHouse Foods, Inc.*	3,340	283,967
Tyson Foods, Inc. Cl A	7,359	281,850
Vector Group Ltd.	11,168	245,361
Village Super Market, Inc. Cl A	6,716	211,151
Wal-Mart Stores, Inc.	9,917	815,673
WD-40 Co.	2,070	183,278

		8,122,765

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

ENERGY (2.4%)
Anadarko Petroleum Corp.	5,557	460,175
Apache Corp.	3,762	226,961
Bonanza Creek Energy, Inc.*	8,384	206,749
Carrizo Oil and Gas, Inc.*	7,409	367,856
Chevron Corp.	5,030	528,049
Denbury Resources, Inc.	12,742	92,889
EOG Resources, Inc.	5,444	499,160
Exxon Mobil Corp.	20,307	1,726,095
Gulf Coast Ultra Deep Royalty Trust*	70,148	49,945
Halliburton Co.	12,513	549,070
Helix Energy Solutions Group*	8,690	130,002
Hess Corp.	3,637	246,843
Matrix Service Co.*	3,630	63,743
National Oilwell Varco, Inc.	5,629	281,394
Noble Energy, Inc.	9,632	471,005
Occidental Petroleum Corp.	5,923	432,379
PBF Energy, Inc.	18,938	642,377
Range Resources Corp.	3,158	164,342
Synergy Resources Corp.*	13,308	157,700
Targa Resources Corp.	2,042	195,603
Western Refining, Inc.	4,567	225,564

		7,717,901

FINANCIALS (8.1%)
Agree Realty Corp.	2,408	79,392
Alexander’s, Inc.	313	142,910
American Int’l. Group, Inc.	11,571	633,975
Aon PLC	3,670	352,760
Ashford Hospitality Prime, Inc	6,363	106,708
Ashford Hospitality Trust, Inc.	11,468	110,322
Aspen Insurance Hldgs. Ltd.	6,225	294,007
BancFirst Corp.	4,591	279,959
Bank of America Corp.	41,917	645,103
Bank of Marin Bancorp	3,772	191,995
Banner Corp.	7,537	345,948
Berkshire Hathaway, Inc. Cl B*	4,705	679,026
Brookline Bancorp, Inc.	28,465	286,073
Bryn Mawr Bank Corp.	8,112	246,686
Capital One Financial Corp.	11,278	888,932
Charter Financial Corp.	13,887	159,701
Chatham Lodging Trust	12,107	356,067
Chesapeake Lodging Trust	17,786	601,700
Citigroup, Inc.	11,032	568,369
Columbia Banking System, Inc.	2,957	85,664
Comerica, Inc.	7,965	359,460
Customers Bancorp, Inc.*	10,414	253,685
Dime Community Bancshares	13,342	214,806
Eagle Bancorp, Inc.*	4,763	182,899
EastGroup Properties, Inc.	1,887	113,484
Ellington Financial LLC	24,970	497,153
Enterprise Financial Svcs. Corp.	8,738	180,527
Equity Lifestyle Properties, Inc.	4,891	268,760
FBR & Co.*	3,996	92,348
FelCor Lodging Trust, Inc.	44,851	515,338
First Connecticut Bancorp, Inc.	3,663	56,300
First Interstate BancSytem, Inc.	9,196	255,833
Flushing Financial Corp.	8,390	168,387
Forest City Enterprises, Inc. Cl A*	20,922	533,929
Franklin Resources, Inc.	4,390	225,295
Glacier Bancorp, Inc.	12,395	311,734
Goldman Sachs Group, Inc.	3,872	727,820

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Hanmi Financial Corp.	6,068	128,338
Heritage Financial Corp.	11,060	188,020
Highwoods Properties, Inc.	8,778	401,857
Host Hotels & Resorts, Inc.	15,817	319,187
Investors Bancorp, Inc.	58,461	685,163
iShares Micro-Cap ETF	2,556	202,128
iShares Russell 2000 Value ETF	1,720	177,521
Janus Capital Group, Inc.	12,163	209,082
JPMorgan Chase & Co.	24,967	1,512,501
Marlin Business Svcs. Corp.	13,515	270,705
MB Financial, Inc.	5,814	182,036
Meadowbrook Insurance Group, Inc.	37,666	320,161
MetLife, Inc.	11,439	578,241
Northfield Bancorp, Inc.	20,934	310,242
Parkway Properties, Inc.	10,410	180,614
Pennsylvania REIT	12,349	286,867
PNC Financial Svcs. Grp., Inc.	4,940	460,606
Primerica, Inc.	4,796	244,116
PrivateBancorp, Inc.	10,918	383,986
ProAssurance Corp.	1,833	84,153
Prosperity Bancshares, Inc.	4,246	222,830
QTS Realty Trust, Inc.	6,140	223,557
Sabra Health Care REIT, Inc.	12,680	420,342
Select Income REIT	10,650	266,144
Selective Insurance Group, Inc.	7,189	208,840
Silvercrest Asset Mgmt. Group, Inc. Cl A	12,069	171,983
Simon Property Group, Inc.	4,069	796,059
Sovran Self Storage, Inc.	1,691	158,853
Starwood Property Trust, Inc.	7,818	189,977
Stifel Financial Corp.*	4,963	276,687
Stock Yards Bancorp, Inc.	10,722	369,158
SVB Financial Group*	4,736	601,661
Symetra Financial Corp.	22,094	518,325
Terreno Realty Corp.	8,441	192,455
The GEO Group, Inc.	6,207	271,494
UMB Financial Corp.	2,901	153,434
Urstadt Biddle Pptys., Inc. Cl A	6,809	157,016
Wells Fargo & Co.	24,266	1,320,070
Zions Bancorporation	10,911	294,597

		25,952,061

HEALTH CARE (6.9%)
Abbott Laboratories	11,794	546,416
Abiomed, Inc.*	7,976	570,922
ACADIA Pharmaceuticals, Inc.*	6,047	197,072
Acceleron Pharma, Inc.*	3,395	129,214
Acorda Therapeutics, Inc.*	5,120	170,394
Actavis PLC*	2,385	709,970
Agios Pharmaceuticals, Inc.*	870	82,041
Albany Molecular Research, Inc*	15,485	272,536
Alnylam Pharmaceuticals, Inc.*	1,826	190,671
Anacor Pharmaceuticals, Inc.*	1,500	86,775
Ani Pharmaceuticals, Inc.*	1,895	118,532
Anika Therapeutics, Inc.*	5,587	230,017
BIOGEN, Inc.*	1,703	719,075
BioSpecifics Technologies Corp.*	4,410	172,652
bluebird bio, Inc.*	690	83,331
Cambrex Corp.*	2,225	88,177
Celgene Corp.*	10,554	1,216,665
Cempra, Inc.*	1,255	43,059
Cepheid, Inc.*	4,289	244,044
Cerner Corp.*	3,154	231,062

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Computer Programs & Systems, Inc.	4,627	251,061
DexCom, Inc.*	7,622	475,155
Emergent Biosolutions, Inc.*	12,179	350,268
Ensign Group, Inc.	6,115	286,549
Entellus Medical, Inc.*	1,520	33,288
Esperion Therapeutics, Inc.*	1,580	146,308
Exact Sciences Corp.*	12,718	280,050
Express Scripts Hldg. Co.*	4,906	425,694
Gilead Sciences, Inc.*	9,551	937,240
GW Pharmaceuticals PLC ADR*	1,614	147,084
Harvard Bioscience, Inc.*	40,748	237,153
Humana, Inc.	1,730	307,975
Insulet Corp.*	6,113	203,869
Intersect ENT, Inc.*	3,960	102,287
Isis Pharmaceuticals, Inc.*	4,628	294,665
Karyopharm Therapeutics, Inc.*	3,011	92,167
Kindred Healthcare, Inc.	5,827	138,624
Kite Pharma, Inc.*	180	10,382
Lannett Co., Inc.*	4,442	300,768
McKesson Corp.	2,122	479,996
Medicines Co.*	5,629	157,725
Medidata Solutions, Inc.*	4,573	224,260
Medtronic PLC	8,904	694,423
Merck & Co., Inc.	17,492	1,005,440
Mylan N.V.*	17,044	1,011,561
Neogen Corp.*	3,586	167,574
Neurocrine Biosciences, Inc.*	3,880	154,075
NuVasive, Inc.*	1,670	76,803
Omeros Corp.*	11,265	248,168
Omnicell, Inc.*	7,911	277,676
OSI Pharmaceuticals, Inc. - rights*	1,570	16
Pacific Biosciences of CA, Inc.*	31,732	185,315
Pacira Pharmaceuticals, Inc.*	1,893	168,193
PAREXEL International Corp.*	4,696	323,977
Pfizer, Inc.	40,982	1,425,764
PTC Therapeutics, Inc.*	680	41,378
Puma Biotechnology, Inc.*	1,395	329,373
QLT, Inc.*	50,717	198,303
Receptos, Inc.*	1,746	287,898
Rigel Pharmaceuticals, Inc.*	15,254	54,457
Sarepta Therapeutics, Inc.*	4,677	62,111
Sorrento Therapeutics, Inc.*	10,467	120,999
St. Jude Medical, Inc.	3,142	205,487
STAAR Surgical Co.*	16,975	126,124
Stryker Corp.	4,335	399,904
Supernus Pharmaceuticals, Inc.*	53,309	644,506
Synageva BioPharma Corp.*	1,849	180,333
Team Health Hldgs., Inc.*	3,663	214,322
TearLab Corp.*	6,304	12,545
UnitedHealth Group, Inc.	4,884	577,728
Universal American Corp.*	13,229	141,286
Vertex Pharmaceuticals, Inc.*	2,106	248,445
WellCare Health Plans, Inc.*	2,872	262,673
Wright Medical Group, Inc.*	14,984	386,587

		22,218,637

INDUSTRIALS (5.5%)
Alaska Air Group, Inc.	7,976	527,852
Allegiant Travel Co.	1,987	382,080
Astronics Corp.*	8,244	607,583
AZZ, Inc.	16,143	752,103
Blount International, Inc.*	27,629	355,862

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Boeing Co.	8,402	1,260,972
Corporate Executive Board Co.	3,779	301,791
Cummins, Inc.	4,266	591,438
Delta Air Lines, Inc.	9,680	435,213
Deluxe Corp.	5,277	365,591
Encore Wire Corp.	9,453	358,080
EnPro Industries, Inc.	9,913	653,762
Expeditors Int’l. of Wash.	7,837	377,587
FedEx Corp.	4,275	707,299
General Electric Co.	37,205	923,056
Healthcare Svcs. Group, Inc.	9,642	309,797
Miller (Herman), Inc.	5,536	153,679
Miller Industries, Inc.	21,873	535,889
Mueller Industries, Inc.	26,700	964,671
Mueller Water Product, Inc. Cl A	32,680	321,898
Old Dominion Freight Line, Inc.*	6,723	519,688
Orbital ATK, Inc.	7,356	563,690
Precision Castparts Corp.	3,349	703,290
Roper Industries, Inc.	8,544	1,469,568
Saia, Inc.*	8,082	358,033
Steelcase, Inc.	13,716	259,781
Sun Hydraulics Corp.	6,962	287,948
Teledyne Technologies, Inc.*	3,141	335,239
The Advisory Board Co.*	3,963	211,149
Trex Co., Inc.*	9,026	492,188
Tyco International PLC	7,553	325,232
Union Pacific Corp.	5,976	647,261
Uti Worldwide, Inc.*	44,875	551,962

		17,611,232

INFORMATION TECHNOLOGY (7.8%)
Aerohive Networks, Inc.*	7,170	31,978
Ambarella, Inc.*	1,858	140,669
Analog Devices, Inc.	4,795	302,085
Anixter International, Inc.*	4,093	311,600
Apple, Inc.	23,233	2,890,882
Arista Networks, Inc.*	1,277	90,067
ARRIS Group, Inc.*	3,190	92,175
Automatic Data Processing, Inc.	5,099	436,678
Blackhawk Network Hldgs., Inc.*	4,475	160,071
Broadcom Corp. Cl A	5,992	259,424
CalAmp Corp.*	29,067	470,594
Cavium, Inc.*	4,778	338,378
Cirrus Logic, Inc.*	4,607	153,229
Cisco Systems, Inc.	22,656	623,606
comScore, Inc.*	9,579	490,445
Cornerstone OnDemand, Inc.*	2,960	85,514
Electronics for Imaging, Inc.*	6,006	250,751
Envestnet, Inc.*	2,066	115,861
Euronet Worldwide, Inc.*	3,424	201,160
F5 Networks, Inc.*	1,456	167,353
Facebook, Inc. Cl A*	8,137	668,983
FEI Company	2,687	205,126
Google, Inc. Cl A*	1,134	629,030
Google, Inc. Cl C*	1,134	621,432
Guidewire Software, Inc.*	2,597	136,628
iGATE Corp.*	11,910	508,081
Imation Corp.*	24,758	99,775
Imperva, Inc.*	9,033	385,709
Intel Corp.	11,680	365,234
j2 Global, Inc.	2,650	174,052
KLA-Tencor Corp.	2,557	149,048

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

LogMeIn, Inc.*	12,125	678,879
Manhattan Associates, Inc.*	5,906	298,903
MasterCard, Inc. Cl A	6,470	558,943
MAXIMUS, Inc.	4,621	308,498
MaxLinear, Inc. Cl A*	27,358	222,421
Micron Technology, Inc.*	8,419	228,407
Microsemi Corp.*	2,842	100,607
Microsoft Corp.	25,940	1,054,591
MKS Instruments, Inc.	5,697	192,616
Monolithic Power Systems, Inc.	6,116	322,007
Nanometrics, Inc.*	6,851	115,234
NeuStar, Inc. Cl A*	3,855	94,910
Nova Measuring Instruments Ltd.*	10,616	122,296
Oracle Corp.	16,326	704,467
Plexus Corp.*	3,332	135,846
Proofpoint, Inc.*	13,182	780,638
PTC, Inc.*	5,796	209,641
Qlik Technologies, Inc.*	11,271	350,866
QLogic Corp.*	12,199	179,813
Qorvo, Inc.*	5,640	449,508
QUALCOMM, Inc.	9,230	640,008
Richardson Electronics Ltd.	45,433	407,988
Rogers Corp.*	6,145	505,180
Ruckus Wireless, Inc.*	22,651	291,518
Salesforce.com, inc.*	14,350	958,724
Semtech Corp.*	10,234	272,685
Synaptics, Inc.*	3,300	268,307
Synchronoss Technologies, Inc.*	4,100	194,586
SYNNEX Corp.	4,410	340,673
Teradata Corp.*	4,773	210,680
Texas Instruments, Inc.	5,633	322,123
Tyler Technologies, Inc.*	1,245	150,060
Ultimate Software Group, Inc.*	1,494	253,913
Verint Systems, Inc.*	3,971	245,924
Western Digital Corp.	6,817	620,415
WEX, Inc.*	1,677	180,043
Yahoo!, Inc.*	8,872	394,227

		24,921,763

MATERIALS (1.6%)
A. Schulman, Inc.	7,729	372,538
Ball Corp.	6,764	477,809
Boise Cascade Co.*	6,280	235,249
CF Industries Hldgs., Inc.	1,241	352,047
Dow Chemical Co.	9,095	436,378
Eastman Chemical Co.	7,136	494,239
FMC Corp.	2,046	117,134
Freeport-McMoRan Copper & Gold, Inc.	9,277	175,799
Graphic Packaging Hldg. Co.	7,945	115,520
Horsehead Hldg. Corp.*	12,621	159,782
Kaiser Aluminum Corp.	8,481	652,104
Kraton Performance Polymers, Inc.*	10,415	210,487
PolyOne Corp.	5,406	201,914
Resolute Forest Products, Inc.*	16,369	282,365
Schnitzer Steel Industries, Inc. Cl A	7,930	125,770
Silgan Hldgs., Inc.	6,788	394,586
TimkenSteel Corp.	2,809	74,354
U.S. Concrete, Inc.*	11,754	398,226

		5,276,301

TELECOMMUNICATION SERVICES (0.6%)
AT&T, Inc.	21,988	717,908
Consolidated Comms. Hldgs., Inc.	14,280	291,312

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

IDT Corp. Cl B	5,556	98,619
ORBCOMM, Inc.*	35,489	211,869
Shenandoah Telecommunications Co.	5,821	181,382
Verizon Communications, Inc.	9,334	453,912

		1,955,002

UTILITIES (1.2%)
Ameren Corp.	2,498	105,416
Avista Corp.	9,191	314,148
Black Hills Corp.	3,402	171,597
Dominion Resources, Inc.	7,773	550,873
Edison International	4,496	280,865
Idacorp, Inc.	5,556	349,306
Northwest Natural Gas Co.	3,927	188,300
NorthWestern Corp.	8,558	460,335
PNM Resources, Inc.	10,493	306,396
Portland General Electric Co.	6,646	246,500
PPL Corp.	4,985	167,795
Public Svc. Enterprise Group, Inc.	8,757	367,093
Sempra Energy	4,089	445,783

		3,954,407

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $94,261,612) 42.7%		137,261,545

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill	A-1+	0.09	07/23/15	900,000	899,746
U.S. Treasury Bill	A-1+	0.09	07/23/15	600,000	599,830

					1,499,576

COMMERCIAL PAPER (1.1%)
Abbott Laboratories†	A-1+	0.12	05/27/15	650,000	649,879
Toyota Motor Credit Corp.	A-1+	0.11	05/07/15	700,000	699,923
Toyota Motor Credit Corp.	A-1+	0.16	04/29/15	500,000	499,938
United Parcel Service, Inc.†	A-1	0.02	05/04/15	1,000,000	999,981
United Technologies Corp.†	A-1	0.12	05/22/15	800,000	799,864

					3,649,585

TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $5,149,161) 1.6%					5,149,161

TOTAL ACTIVE ASSETS (Cost: $99,410,773) 44.3%					142,410,706

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,156,700) 0.4%					1,156,700

TOTAL INVESTMENTS (Cost: $218,070,770) 98.5%					316,439,057

OTHER NET ASSETS 1.5%					4,726,389

NET ASSETS 100.0%					$321,165,446

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.8%)
Bassett Furniture Industries, Inc.	349,210	9,959,469
Carmike Cinemas, Inc.*	48,331	1,623,922
CST Brands, Inc.	75,404	3,304,957
Diamond Resorts Int’l., Inc.*	367,002	12,268,872
Eros International PLC*	36,523	638,057
FTD Companies, Inc.*	53,681	1,607,209
Houghton Mifflin Harcourt Co.*	291,540	6,845,359
Intrawest Resorts Hldgs., Inc.*	161,970	1,412,378
Ruby Tuesday, Inc.*	389,663	2,341,875
Select Comfort Corp.*	126,249	4,351,803
The Men’s Wearhouse, Inc.	70,659	3,688,400
Vista Outdoor, Inc.*	29,799	1,275,993
Wolverine World Wide, Inc.	83,185	2,782,538

		52,100,832

CONSUMER STAPLES (2.6%)
Crimson Wine Group Ltd.*	430,428	3,916,895
Farmer Brothers Co.*	152,535	3,775,241
Vector Group Ltd.	132,036	2,900,831

		10,592,967

ENERGY (3.1%)
Carrizo Oil and Gas, Inc.*	30,669	1,522,716
Denbury Resources, Inc.	138,307	1,008,258
Gulf Coast Ultra Deep Royalty Trust*	767,207	546,251
Helix Energy Solutions Group*	103,343	1,546,011
Matrix Service Co.*	43,866	770,287
PBF Energy, Inc.	214,011	7,259,253

		12,652,776

FINANCIALS (36.7%)
Agree Realty Corp.	28,566	941,821
Alexander’s, Inc.	3,892	1,777,009
Ashford Hospitality Prime, Inc.	75,938	1,273,480
Ashford Hospitality Trust, Inc.	131,137	1,261,538
Aspen Insurance Hldgs. Ltd.	73,138	3,454,308
BancFirst Corp.	53,871	3,285,054
Bank of Marin Bancorp	43,392	2,208,653
Banner Corp.	88,029	4,040,531
Brookline Bancorp, Inc.	345,137	3,468,627
Bryn Mawr Bank Corp.	97,072	2,951,960
Charter Financial Corp.	158,693	1,824,970
Chatham Lodging Trust	131,481	3,866,856
Chesapeake Lodging Trust	128,246	4,338,562
Columbia Banking System, Inc.	33,849	980,606
Customers Bancorp, Inc.*	123,291	3,003,369
Dime Community Bancshares	155,616	2,505,418
Eagle Bancorp, Inc.*	55,493	2,130,931
EastGroup Properties, Inc.	21,646	1,301,790
Ellington Financial LLC	286,752	5,709,232
Enterprise Financial Svcs. Corp.	100,004	2,066,083
Equity Lifestyle Properties, Inc.	55,969	3,075,497
FBR & Co.*	46,122	1,065,879
FelCor Lodging Trust, Inc.	530,785	6,098,720
First Connecticut Bancorp, Inc.	42,087	646,877

First Interstate BancSytem, Inc.	99,810	2,776,714
Flushing Financial Corp.	96,154	1,929,811
Forest City Enterprises, Inc. Cl A*	229,701	5,861,970
Glacier Bancorp, Inc.	134,011	3,370,377
Hanmi Financial Corp.	69,342	1,466,583

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Highwoods Properties, Inc.	100,759	4,612,747
Investors Bancorp, Inc.	337,700	3,957,844
Janus Capital Group, Inc.	138,753	2,385,164
Marlin Business Svcs. Corp.	154,814	3,100,924
MB Financial, Inc.	62,790	1,965,955
Meadowbrook Insurance Group, Inc.	472,531	4,016,514
Northfield Bancorp, Inc.	236,553	3,505,715
Parkway Properties, Inc.	117,474	2,038,174
Pennsylvania REIT	144,768	3,362,961
PrivateBancorp, Inc.	127,486	4,483,683
ProAssurance Corp.	20,876	958,417
Prosperity Bancshares, Inc.	45,844	2,405,893
Select Income REIT	122,127	3,051,954
Selective Insurance Group, Inc.	81,292	2,361,533
Sovran Self Storage, Inc.	20,029	1,881,524
Stock Yards Bancorp, Inc.	126,272	4,347,545
SVB Financial Group*	54,211	6,886,965
Symetra Financial Corp.	261,025	6,123,647
Terreno Realty Corp.	97,270	2,217,756
The GEO Group, Inc.	70,081	3,065,343
UMB Financial Corp.	31,260	1,653,341
Urstadt Biddle Pptys., Inc. Cl A	76,931	1,774,029

		148,840,854

HEALTH CARE (5.2%)
Albany Molecular Research, Inc*	72,492	1,275,859
Ani Pharmaceuticals, Inc.*	9,274	580,089
Computer Programs & Systems, Inc.	52,250	2,835,085
Ensign Group, Inc.	26,017	1,219,157
Harvard Bioscience, Inc.*	405,872	2,362,175
Kindred Healthcare, Inc.	68,914	1,639,464
Pacific Biosciences of CA, Inc.*	200,108	1,168,631
QLT, Inc.*	575,250	2,249,228
Rigel Pharmaceuticals, Inc.*	175,041	624,896
Supernus Pharmaceuticals, Inc.*	302,632	3,658,821
TearLab Corp.*	72,357	143,990
Universal American Corp.*	155,889	1,664,895
Wright Medical Group, Inc.*	71,877	1,854,427

		21,276,717

INDUSTRIALS (15.7%)
Alaska Air Group, Inc.	91,119	6,030,255
AZZ, Inc.	110,213	5,134,824
Blount International, Inc.*	312,097	4,019,809
Deluxe Corp.	59,599	4,129,019
Encore Wire Corp.	107,964	4,089,676
EnPro Industries, Inc.	61,154	4,033,106
Miller Industries, Inc.	249,665	6,116,793
Mueller Industries, Inc.	305,921	11,052,926
Old Dominion Freight Line, Inc.*	76,693	5,928,369
Orbital ATK, Inc.	83,265	6,380,597
Steelcase, Inc.	154,898	2,933,768
Uti Worldwide, Inc.*	324,562	3,992,113

		63,841,255

INFORMATION TECHNOLOGY (8.9%)
Aerohive Networks, Inc.*	77,890	347,389
Anixter International, Inc.*	26,225	1,996,509
CalAmp Corp.*	128,790	2,085,110

Cirrus Logic, Inc.*	30,707	1,021,315
iGATE Corp.*	34,610	1,476,463
Imation Corp.*	283,072	1,140,780
LogMeIn, Inc.*	55,043	3,081,858
Microsemi Corp.*	32,607	1,154,288

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

MKS Instruments, Inc.	65,200	2,204,412
Nanometrics, Inc.*	73,839	1,241,972
Nova Measuring Instruments Ltd.*	128,953	1,485,539
Plexus Corp.*	36,314	1,480,522
Proofpoint, Inc.*	66,084	3,913,494
QLogic Corp.*	139,475	2,055,862
Richardson Electronics Ltd.	518,914	4,659,848
Rogers Corp.*	18,084	1,486,686
Semtech Corp.*	45,253	1,205,766
SYNNEX Corp.	49,931	3,857,170

		35,894,983

MATERIALS (5.3%)
Boise Cascade Co.*	72,580	2,718,847
Horsehead Hldg. Corp.*	147,144	1,862,843
Kaiser Aluminum Corp.	97,149	7,469,787
Kraton Performance Polymers, Inc.*	133,485	2,697,732
Schnitzer Steel Industries, Inc. Cl A	90,447	1,434,489
Silgan Hldgs., Inc.	77,933	4,530,245
TimkenSteel Corp.	32,165	851,408

		21,565,351

TELECOMMUNICATION SERVICES (1.0%)
Consolidated Comms. Hldgs., Inc.	79,843	1,628,797
IDT Corp. Cl B	63,713	1,130,906
ORBCOMM, Inc.*	186,532	1,113,596

		3,873,299

UTILITIES (4.9%)
Avista Corp.	99,799	3,411,130
Black Hills Corp.	38,471	1,940,477
Idacorp, Inc.	63,669	4,002,870
Northwest Natural Gas Co.	42,635	2,044,348
NorthWestern Corp.	45,686	2,457,450
PNM Resources, Inc.	113,917	3,326,376
Portland General Electric Co.	72,020	2,671,222

		19,853,873

TOTAL COMMON STOCKS (Cost: $292,389,561) 96.2%		390,492,907

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.5%)
Abbott Laboratories†	A-1+	0.12	05/27/15	850,000	849,841
Home Depot, Inc.†	A-1	0.07	04/01/15	2,500,000	2,500,000
Intercontinental Exchange, Inc.†	A-1	0.17	05/13/15	1,500,000	1,499,702
Kimberly-Clark Corp.†	A-1	0.10	04/23/15	4,200,000	4,199,743
New Jersey Natural Gas	A-1	0.16	04/08/15	2,000,000	1,999,938
Toyota Motor Credit Corp.	A-1+	0.16	04/02/15	3,000,000	2,999,987

					14,049,211

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $14,049,211) 3.5%					14,049,211

TOTAL INVESTMENTS (Cost: $306,438,772) 99.7%					404,542,118

OTHER NET ASSETS 0.3%					1,216,512

NET ASSETS 100.0%					$405,758,630

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.8%)
American Axle & Mfg. Hldgs., Inc.*	89,527	2,312,490
Carmike Cinemas, Inc.*	119,169	4,004,062
Cooper Tire & Rubber Co.	97,636	4,182,735
CST Brands, Inc.	103,606	4,541,055
Diamond Resorts Int’l., Inc.*	173,433	5,797,852
Drew Industries, Inc.	47,164	2,902,491
Eros International PLC*	96,832	1,691,648
Five Below, Inc.*	102,370	3,641,308
Haverty Furniture Cos., Inc.	155,808	3,876,503
Houghton Mifflin Harcourt Co.*	147,006	3,451,696
HSN, Inc.	38,401	2,620,093
Intrawest Resorts Hldgs., Inc.*	196,837	1,716,415
Panera Bread Co. Cl A*	14,236	2,277,689
Popeyes Louisiana Kitchen, Inc.*	55,981	3,348,754
Red Robin Gourmet Burgers, Inc.*	86,254	7,504,077
Select Comfort Corp.*	128,180	4,418,347
Sotheby’s	39,834	1,683,393
Steve Madden Ltd.*	103,327	3,926,441
The Men’s Wearhouse, Inc.	50,779	2,650,659
Vista Outdoor, Inc.*	29,515	1,263,832

		67,811,540

CONSUMER STAPLES (2.9%)
Boston Beer Co., Inc. Cl A*	6,775	1,811,635
Spectrum Brands Hldgs., Inc.*	29,334	2,627,135
TreeHouse Foods, Inc.*	38,684	3,288,897
Village Super Market, Inc. Cl A	80,163	2,520,337
WD-40 Co.	24,613	2,179,235

		12,427,239

ENERGY (2.8%)
Bonanza Creek Energy, Inc.*	96,293	2,374,585
Carrizo Oil and Gas, Inc.*	54,420	2,701,953
Synergy Resources Corp.*	158,452	1,877,657
Targa Resources Corp.	24,644	2,360,649
Western Refining, Inc.	52,313	2,583,714

		11,898,558

FINANCIALS (6.8%)
Chesapeake Lodging Trust	77,540	2,623,178
Heritage Financial Corp.	129,778	2,206,226
Investors Bancorp, Inc.	341,305	4,000,096
iShares Micro-Cap ETF	29,644	2,344,271
Primerica, Inc.	55,858	2,843,162
QTS Realty Trust, Inc.	70,989	2,584,709
Sabra Health Care REIT, Inc.	146,609	4,860,102
Silvercrest Asset Mgmt. Group, Inc. Cl A	141,690	2,019,075
Southwest Bancorp, Inc.*	0	2
Starwood Property Trust, Inc.	92,613	2,250,493
Stifel Financial Corp.*	59,798	3,333,761

		29,065,075

HEALTH CARE (25.0%)
Abiomed, Inc.*	92,168	6,597,408
ACADIA Pharmaceuticals, Inc.*	70,134	2,285,667
Acceleron Pharma, Inc.*	39,333	1,497,014
Acorda Therapeutics, Inc.*	59,250	1,971,823
Agios Pharmaceuticals, Inc.*	10,124	954,693
Albany Molecular Research, Inc*	105,059	1,849,033
Alnylam Pharmaceuticals, Inc.*	20,949	2,187,495
Anacor Pharmaceuticals, Inc.*	17,321	1,002,020
Ani Pharmaceuticals, Inc.*	12,248	766,087

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Anika Therapeutics, Inc.*	64,193	2,642,813
BioSpecifics Technologies Corp.*	50,975	1,995,660
bluebird bio, Inc.*	8,011	967,488
Cambrex Corp.*	26,005	1,030,578
Cempra, Inc.*	13,647	468,229
Cepheid, Inc.*	49,815	2,834,462
DexCom, Inc.*	88,097	5,491,967
Emergent Biosolutions, Inc.*	145,063	4,172,012
Ensign Group, Inc.	48,053	2,251,773
Entellus Medical, Inc.*	17,602	385,484
Esperion Therapeutics, Inc.*	18,402	1,704,025
Exact Sciences Corp.*	153,775	3,386,121
GW Pharmaceuticals PLC ADR*	18,734	1,707,257
Insulet Corp.*	73,084	2,437,335
Intersect ENT, Inc.*	47,190	1,218,918
Isis Pharmaceuticals, Inc.*	53,540	3,408,885
Karyopharm Therapeutics, Inc.*	35,847	1,097,283
Kite Pharma, Inc.*	5,026	289,900
Lannett Co., Inc.*	51,022	3,454,700
Medicines Co.*	64,758	1,814,522
Medidata Solutions, Inc.*	52,055	2,552,772
Neogen Corp.*	43,560	2,035,559
Neurocrine Biosciences, Inc.*	44,871	1,781,827
NuVasive, Inc.*	19,351	889,952
Omeros Corp.*	133,649	2,944,285
Omnicell, Inc.*	94,251	3,308,224
Pacific Biosciences of CA, Inc.*	168,351	983,172
Pacira Pharmaceuticals, Inc.*	21,760	1,933,394
PAREXEL International Corp.*	54,356	3,750,000
PTC Therapeutics, Inc.*	7,924	482,175
Puma Biotechnology, Inc.*	16,261	3,839,385
Receptos, Inc.*	20,234	3,336,384
Sarepta Therapeutics, Inc.*	54,102	718,476
Sorrento Therapeutics, Inc.*	119,674	1,383,431
STAAR Surgical Co.*	194,843	1,447,683
Supernus Pharmaceuticals, Inc.*	314,766	3,805,519
Synageva BioPharma Corp.*	22,072	2,152,672
Team Health Hldgs., Inc.*	43,701	2,556,940
WellCare Health Plans, Inc.*	34,485	3,153,980
Wright Medical Group, Inc.*	100,797	2,600,560

		107,527,042

INDUSTRIALS (12.0%)
Allegiant Travel Co.	21,098	4,056,877
Astronics Corp.*	77,868	5,738,864
AZZ, Inc.	85,491	3,983,016
Corporate Executive Board Co.	43,379	3,464,279
EnPro Industries, Inc.	53,073	3,500,158
Healthcare Svcs. Group, Inc.	111,215	3,573,332
Miller (Herman), Inc.	65,694	1,823,665
Mueller Water Product, Inc. Cl A	379,021	3,733,356
Saia, Inc.*	87,668	3,883,692
Sun Hydraulics Corp.	82,656	3,418,631
Teledyne Technologies, Inc.*	37,873	4,042,217
The Advisory Board Co.*	45,592	2,429,142
Trex Co., Inc.*	104,260	5,685,292
Uti Worldwide, Inc.*	186,711	2,296,544

		51,629,065

INFORMATION TECHNOLOGY (23.6%)
Ambarella, Inc.*	21,600	1,635,336
Anixter International, Inc.*	19,389	1,476,047
Arista Networks, Inc.*	14,859	1,047,984

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

ARRIS Group, Inc.*	287	8,304
Blackhawk Network Hldgs., Inc.*	50,348	1,800,930
CalAmp Corp.*	205,408	3,325,554
Cavium, Inc.*	55,427	3,925,354
Cirrus Logic, Inc.*	23,060	766,976
comScore, Inc.*	110,160	5,640,166
Cornerstone OnDemand, Inc.*	34,317	991,418
Electronics for Imaging, Inc.*	36,727	1,533,344
Envestnet, Inc.*	23,939	1,342,499
Euronet Worldwide, Inc.*	39,629	2,328,204
FEI Company	31,073	2,372,128
Guidewire Software, Inc.*	30,639	1,611,891
iGATE Corp.*	102,888	4,389,189
Imperva, Inc.*	104,743	4,472,543
j2 Global, Inc.	31,556	2,072,598
LogMeIn, Inc.*	80,953	4,532,570
Manhattan Associates, Inc.*	68,492	3,466,365
MAXIMUS, Inc.	53,387	3,564,109
MaxLinear, Inc. Cl A*	319,559	2,598,011
Monolithic Power Systems, Inc.	75,754	3,988,448
NeuStar, Inc. Cl A*	46,305	1,140,029
Proofpoint, Inc.*	89,148	5,279,321
PTC, Inc.*	67,208	2,430,910
Qlik Technologies, Inc.*	130,513	4,062,876
Qorvo, Inc.*	65,183	5,195,085
Rogers Corp.*	52,603	4,324,484
Ruckus Wireless, Inc.*	263,616	3,392,738
Semtech Corp.*	72,555	1,933,223
Synaptics, Inc.*	38,413	3,123,169
Synchronoss Technologies, Inc.*	47,514	2,255,014
Tyler Technologies, Inc.*	14,437	1,740,092
Ultimate Software Group, Inc.*	17,505	2,975,028
Verint Systems, Inc.*	45,012	2,787,599
WEX, Inc.*	19,471	2,090,449

		101,619,985

MATERIALS (3.7%)
A. Schulman, Inc.	89,267	4,302,645
Graphic Packaging Hldg. Co.	87,578	1,273,384
Horsehead Hldg. Corp.*	0	5
PolyOne Corp.	63,586	2,374,941
Resolute Forest Products, Inc.*	192,283	3,316,882
U.S. Concrete, Inc.*	136,123	4,611,844

		15,879,701

TELECOMMUNICATION SERVICES (1.2%)
Consolidated Comms. Hldgs., Inc.	87,811	1,791,338
ORBCOMM, Inc.*	214,615	1,281,252
Shenandoah Telecommunications Co.	67,328	2,097,944

		5,170,534

UTILITIES (0.7%)
NorthWestern Corp.	52,806	2,840,419

TOTAL COMMON STOCKS (Cost: $304,485,563) 94.5%		405,869,158

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.3%)
FHLB	A-1+	0.03	04/17/15	3,614,000	3,613,952
FHLB	A-1+	0.05	05/18/15	2,100,000	2,099,863

					5,713,815

COMMERCIAL PAPER (4.1%)
Chevron Corp.†	A-1+	0.08	05/21/15	1,596,000	1,595,823
Home Depot, Inc.†	A-1	0.07	04/01/15	2,000,000	2,000,000
Toyota Motor Credit Corp.	A-1+	0.16	04/02/15	2,500,000	2,499,989
United Parcel Service, Inc.†	A-1	0.02	05/04/15	10,000,000	9,999,816
United Technologies Corp.†	A-1	0.14	06/22/15	1,334,000	1,333,575

					17,429,203

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $23,143,018) 5.4%					23,143,018

TOTAL INVESTMENTS (Cost: $327,628,581) 99.9%					429,012,176

OTHER NET ASSETS 0.1%					364,365

NET ASSETS 100.0%					$429,376,541

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.5%)
Abercrombie & Fitch Co. Cl A	7,517	165,675
CST Brands, Inc.	17,956	787,011
Diamond Resorts Int’l., Inc.*	53,305	1,781,986
Dillard’s, Inc. Cl A	7,895	1,077,746
Discovery Communications, Inc. Cl A*	4,530	139,343
Discovery Communications, Inc. Cl C*	4,530	133,522
Jarden Corp.*	12,897	682,251
Liberty Interactive Corp Cl A*	15,867	463,158
Liberty Ventures Cl A*	1,986	83,432
Macy’s, Inc.	12,369	802,872
Newell Rubbermaid, Inc.	25,099	980,618
Taylor Morrison Home Corp. Cl A*	12,243	255,267
Wiley (John) & Sons, Inc. Cl A	12,799	782,531

		8,135,412

CONSUMER STAPLES (3.4%)
Constellation Brands, Inc. Cl A*	7,519	873,783
Energizer Hldgs., Inc.	7,185	991,889
Ingredion, Inc.	11,357	883,802
Vector Group Ltd.	24,735	543,428

		3,292,902

ENERGY (4.1%)
Atwood Oceanics, Inc.	8,122	228,309
Cameron International Corp.*	7,724	348,507
Noble Energy, Inc.	20,888	1,021,423
PBF Energy, Inc.	31,939	1,083,371
Range Resources Corp.	9,970	518,839
Tesoro Corp.	8,129	742,096

		3,942,545

FINANCIALS (31.6%)
Alexander’s, Inc.	1,034	472,104
American Financial Group, Inc.	27,163	1,742,506
Ameriprise Financial, Inc.	15,623	2,044,115
Aon PLC	10,584	1,017,334
Apartment Investment & Management Co. Cl A	14,959	588,786
Associated Banc-Corp.	45,648	849,053
Assurant, Inc.	4,612	283,223
BOK Financial Corp.	9,453	578,713
Brandywine Realty Trust	42,191	674,212
CBL & Associates Pptys., Inc.	28,544	565,171
CIT Group, Inc.	10,414	469,880
Comerica, Inc.	15,148	683,629
DDR Corp.	25,470	474,251
Discover Financial Svcs.	16,715	941,890
Duke Realty Corp.	46,529	1,012,936
E*Trade Financial Corp.*	13,026	371,957
Equity Lifestyle Properties, Inc.	12,468	685,117
Everest Re Group Ltd.	5,652	983,448
Fifth Third Bancorp	42,465	800,465
First Niagara Financial Group, Inc.	33,210	293,576
General Growth Pptys., Inc.	27,431	810,586
Hartford Financial Svcs. Group, Inc.	26,111	1,091,962

Health Care REIT, Inc.	8,403	650,056
Home Properties, Inc.	13,120	909,085
Host Hotels & Resorts, Inc.	44,839	904,851
Huntington Bancshares, Inc.	37,018	409,049
KeyCorp	71,319	1,009,877
Kilroy Realty Corp.	7,941	604,866
Lincoln National Corp.	19,166	1,101,278

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Progressive Corp.	21,589	587,221
ProLogis, Inc.	17,883	778,983
Reinsurance Grp. of America, Inc.	11,258	1,049,133
RLJ Lodging Trust	26,344	824,831
Starwood Property Trust, Inc.	21,119	513,192
SVB Financial Group*	4,593	583,495
Urban Edge Pptys.	5,925	140,423
Vornado Realty Trust	11,850	1,327,200
Voya Financial, Inc.	24,956	1,075,853
Weyerhaeuser Co.	14,356	475,901

		30,380,208

HEALTH CARE (10.9%)
Agilent Technologies, Inc.	14,639	608,250
Becton, Dickinson & Co.	0	66
Boston Scientific Corp.*	67,726	1,202,137
Cardinal Health, Inc.	11,152	1,006,691
CIGNA Corp.	10,255	1,327,407
HCA Hldgs., Inc.*	18,408	1,384,834
Hospira, Inc.*	11,230	986,443
Humana, Inc.	9,090	1,618,202
MEDNAX, Inc.*	11,429	828,717
Mylan N.V.*	11,583	687,451
Zimmer Hldgs., Inc.	6,840	803,837

		10,454,035

INDUSTRIALS (8.4%)
Alaska Air Group, Inc.	16,943	1,121,288
AZZ, Inc.	5,666	263,979
L-3 Communications Hldgs., Inc.	9,725	1,223,308
Old Dominion Freight Line, Inc.*	17,932	1,386,144
Orbital ATK, Inc.	10,264	786,530
Oshkosh Corp.	22,655	1,105,337
Snap-on, Inc.	4,089	601,328
Triumph Group, Inc.	18,065	1,078,842
United Rentals, Inc.*	6,066	552,977

		8,119,733

INFORMATION TECHNOLOGY (11.1%)
Analog Devices, Inc.	9,350	589,050
Avago Technologies Ltd.	10,064	1,277,927
Avnet, Inc.	16,581	737,855
Broadcom Corp. Cl A	16,105	697,266
Brocade Communications Systems, Inc.	19,928	236,446
CA, Inc.	35,125	1,145,426
Computer Sciences Corp.	11,791	769,716
F5 Networks, Inc.*	3,763	432,519
Fidelity Nat’l. Information Svcs., Inc.	9,087	618,461
FireEye, Inc.*	7,593	298,025
Harris Corp.	8,677	683,401
Keysight Technologies, Inc.*	6,776	251,728
KLA-Tencor Corp.	3,281	191,249
Lam Research Corp.	7,797	547,622
Symantec Corp.	23,998	560,713
Western Digital Corp.	11,385	1,036,149
Xerox Corp.	48,212	619,524

		10,693,077

MATERIALS (7.7%)
CF Industries Hldgs., Inc.	2,662	755,156
Crown Hldgs., Inc.*	30,019	1,621,626
Eastman Chemical Co.	13,709	949,485
International Paper Co.	19,330	1,072,622
Packaging Corp. of America	22,331	1,746,061
RPM International, Inc.	11,582	555,820
TimkenSteel Corp.	8,778	232,354
Westlake Chemical Corp.	6,202	446,172

		7,379,296

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

UTILITIES (10.1%)
Ameren Corp.	17,204	726,009
Atmos Energy Corp.	16,659	921,243
Consolidated Edison, Inc.	10,877	663,497
Edison International	18,428	1,151,197
Entergy Corp.	8,171	633,171
Eversource Energy	9,997	505,048
FirstEnergy Corp.	18,086	634,095
Great Plains Energy, Inc.	33,163	884,789
ITC Hldgs. Corp.	17,999	673,703
PPL Corp.	26,935	906,632
Public Svc. Enterprise Group, Inc.	24,476	1,026,034
Sempra Energy	4,449	485,030
Westar Energy, Inc.	12,970	502,717

		9,713,165

TOTAL COMMON STOCKS (Cost: $70,934,588) 95.8%		92,110,373

	Rating**		Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.4%)
Private Export Funding Corp.†	A-1		0.11	05/12/15	800,000	799,900
Toyota Motor Credit Corp.	A-1	+	0.11	05/07/15	700,000	699,923
United Parcel Service, Inc.†	A-1		0.02	05/04/15	1,000,000	999,982
United Technologies Corp.†	A-1		0.12	05/22/15	800,000	799,864

						3,299,669

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,299,669) 3.4%						3,299,669

TOTAL INVESTMENTS (Cost: $74,234,257) 99.2%						95,410,042

OTHER NET ASSETS 0.8%						759,251

NET ASSETS 100.0%						$96,169,293

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.3%)
Aaron’s, Inc.	39,638	1,122,152
Abercrombie & Fitch Co. Cl A	41,622	917,349
Advance Auto Parts, Inc.	44,255	6,624,531
AMC Networks, Inc. Cl A*	36,242	2,777,587
American Eagle Outfitters, Inc.	107,047	1,828,363
ANN, Inc.*	28,838	1,183,223
Apollo Education Group, Inc.*	57,718	1,092,025
Ascena Retail Group, Inc.*	79,362	1,151,543
Big Lots, Inc.	32,153	1,544,309
Brinker International, Inc.	37,697	2,320,627
Brunswick Corp.	56,929	2,928,997
Buffalo Wild Wings, Inc.*	11,736	2,127,033
Cabela’s, Inc.*	29,502	1,651,522
Carter’s, Inc.	31,432	2,906,517
Cheesecake Factory, Inc.	28,654	1,413,502
Chico’s FAS, Inc.	94,419	1,670,272
Cinemark Hldgs., Inc.	62,908	2,835,264
CST Brands, Inc.	46,469	2,036,736
Dana Hldg. Corp.	101,056	2,138,345
Deckers Outdoor Corp.*	20,833	1,518,101
Devry Education Group Inc.	33,781	1,126,934
Dick’s Sporting Goods, Inc.	59,289	3,378,880
Domino’s Pizza, Inc.	33,730	3,391,552
DreamWorks Animation SKG Cl A*	45,993	1,113,031
Foot Locker, Inc.	84,651	5,333,013
Gentex Corp.	178,422	3,265,123
Graham Hldgs. Co. Cl B	2,705	2,839,249
Guess?, Inc.	42,423	788,644
HSN, Inc.	19,112	1,304,012
International Game Technology*	152,908	2,662,128
International Speedway Corp. Cl A	15,760	513,934
Jarden Corp.*	109,183	5,775,781
Kate Spade & Co.*	75,973	2,536,738
KB Home	53,473	835,248
Life Time Fitness, Inc.*	21,379	1,517,054
Live Nation Entertainment, Inc.*	86,577	2,184,338
LKQ Corp.*	186,093	4,756,537
MDC Hldgs., Inc.	22,168	631,788
Meredith Corp.	21,366	1,191,582
Murphy USA, Inc.*	25,478	1,843,843
New York Times Co. Cl A	80,049	1,101,474
NVR, Inc.*	2,350	3,122,351
Office Depot, Inc.*	303,835	2,795,282
Panera Bread Co. Cl A*	15,591	2,494,482
Penney (J.C.) Co., Inc.*	182,438	1,534,304
Polaris Industries, Inc.	37,831	5,337,954
Rent-A-Center, Inc.	32,408	889,276
Service Corp. International	124,942	3,254,739
Signet Jewelers Ltd.	48,756	6,766,845
Sotheby’s	38,205	1,614,543
Tempur Sealy Int’l., Inc.*	36,418	2,102,775
The Wendy’s Co.	162,828	1,774,825
Thor Industries, Inc.	28,514	1,802,370
Time, Inc.	66,561	1,493,629
Toll Brothers, Inc.*	95,324	3,750,046
Tupperware Brands Corp.	29,789	2,056,037
Vista Outdoor, Inc.*	39,300	1,682,826
Wiley (John) & Sons, Inc. Cl A	27,926	1,707,396
Williams-Sonoma, Inc.	51,834	4,131,688

		138,190,249

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

CONSUMER STAPLES (3.9%)
Avon Products, Inc.	263,240	2,103,288
Boston Beer Co., Inc. Cl A*	5,498	1,470,165
Church & Dwight Co., Inc.	79,919	6,826,681
Dean Foods Co.	56,069	926,821
Energizer Hldgs., Inc.	37,833	5,222,846
Flowers Foods, Inc.	110,282	2,507,813
Hain Celestial Group, Inc.*	61,367	3,930,556
Ingredion, Inc.	43,006	3,346,727
Lancaster Colony Corp.	11,915	1,133,951
Post Hldgs., Inc.*	31,401	1,470,823
SUPERVALU, Inc.*	125,629	1,461,065
Tootsie Roll Industries, Inc.	11,969	405,989
TreeHouse Foods, Inc.*	25,989	2,209,585
United Natural Foods, Inc.*	30,528	2,351,877
WhiteWave Foods Co. Cl A*	106,795	4,735,290

		40,103,477

ENERGY (4.2%)
Atwood Oceanics, Inc.	36,164	1,016,570
California Resources Corp.	182,620	1,389,738
Denbury Resources, Inc.	215,173	1,568,611
Dresser-Rand Group, Inc.*	46,848	3,764,237
Dril-Quip, Inc.*	23,443	1,603,267
Energen Corp.	43,962	2,901,492
Gulfport Energy Corp.*	52,002	2,387,412
Helix Energy Solutions Group*	58,303	872,213
HollyFrontier Corp.	120,074	4,835,380
Nabors Industries Ltd.	173,493	2,368,179
Oceaneering Int’l., Inc.	60,886	3,283,582
Oil States International, Inc.*	30,790	1,224,518
Patterson-UTI Energy, Inc.	87,563	1,643,995
Peabody Energy Corp.	172,120	846,830
Rosetta Resources, Inc.*	42,405	721,733
Rowan Companies PLC Cl A	75,512	1,337,318
SM Energy Co.	40,878	2,112,575
Superior Energy Services, Inc.	91,561	2,045,473
Tidewater, Inc.	28,776	550,773
Unit Corp.*	26,355	737,413
Western Refining, Inc.	42,653	2,106,632
World Fuel Services Corp.	42,589	2,448,016
WPX Energy, Inc.*	125,853	1,375,573

		43,141,530

FINANCIALS (22.7%)
Alexander & Baldwin, Inc.	27,080	1,169,314
Alexandria Real Estate Equities, Inc.	43,056	4,221,210
Alleghany Corp.*	9,674	4,711,238
American Campus Communities, Inc.	68,087	2,918,890
American Financial Group, Inc.	45,104	2,893,422
Aspen Insurance Hldgs. Ltd.	38,480	1,817,410
Associated Banc-Corp.	91,400	1,700,040
BancorpSouth, Inc.	51,835	1,203,609
Bank of Hawaii Corp.	26,322	1,611,170
Berkley (W.R.) Corp.	61,296	3,096,061
BioMed Realty Trust, Inc.	119,731	2,713,104
Brown & Brown, Inc.	70,362	2,329,686
Camden Property Trust	52,286	4,085,105
Cathay General Bancorp	43,336	1,232,909
CBOE Holdings, Inc.	50,693	2,910,032
City National Corp.	29,261	2,606,570
Commerce Bancshares, Inc.	49,396	2,090,439
Corporate Office Pptys. Trust	56,626	1,663,672
Corrections Corp. of America	69,976	2,817,234
Cullen/Frost Bankers, Inc.	33,335	2,302,782
Duke Realty Corp.	206,216	4,489,322

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

East West Bancorp, Inc.	88,132	3,565,821
Eaton Vance Corp.	71,013	2,956,981
Equity One, Inc.	48,402	1,291,849
Everest Re Group Ltd.	27,412	4,769,688
Extra Space Storage, Inc.	66,629	4,502,122
Federal Realty Investment Trust	41,594	6,123,053
Federated Investors, Inc. Cl B	57,428	1,946,235
First American Financial Corp.	65,476	2,336,184
First Horizon National Corp.	139,796	1,997,685
First Niagara Financial Group, Inc.	215,445	1,904,534
FirstMerit Corp.	98,833	1,883,757
Fulton Financial Corp.	104,563	1,290,307
Gallagher (Arthur J.) & Co.	101,731	4,755,924
Hancock Hldg. Co.	47,803	1,427,398
Hanover Insurance Group, Inc.	26,672	1,935,854
HCC Insurance Hldgs., Inc.	59,838	3,391,020
Highwoods Properties, Inc.	54,960	2,516,069
Home Properties, Inc.	34,205	2,370,064
Hospitality Properties Trust	90,351	2,980,679
International Bancshares Corp.	35,225	916,907
Janus Capital Group, Inc.	86,159	1,481,073
Jones Lang LaSalle, Inc.	27,039	4,607,446
Kemper Corp.	30,564	1,190,773
Kilroy Realty Corp.	52,098	3,968,305
Lamar Advertising Co. Cl A	49,660	2,943,348
LaSalle Hotel Propertie	67,341	2,616,871
Liberty Property Trust	90,842	3,243,059
Mack-Cali Realty Corp.	51,225	987,618
Mercury General Corp.	22,879	1,321,262
Mid-America Apt. Communities, Inc.	44,822	3,463,396
MSCI, Inc. Cl A	68,058	4,172,636
National Retail Pptys., Inc.	79,457	3,255,353
New York Community Bancorp, Inc.	268,251	4,487,839
Old Republic Int’l. Corp.	147,440	2,202,754
Omega Healthcare Investors, Inc.	85,991	3,488,655
PacWest Bancorp	58,165	2,727,357
Potlatch Corp.	25,052	1,003,082
Primerica, Inc.	32,013	1,629,462
Prosperity Bancshares, Inc.	36,593	1,920,401
Raymond James Financial, Inc.	76,332	4,334,131
Rayonier, Inc.	77,586	2,091,719
Realty Income Corp.	135,450	6,989,219
Regency Centers Corp.	57,291	3,898,080
Reinsurance Grp. of America, Inc.	42,039	3,917,614
RenaissanceRe Hldgs. Ltd.	28,036	2,796,030
SEI Investments Co.	79,940	3,524,555
Senior Housing Pptys. Trust	142,625	3,164,849
Signature Bank*	30,742	3,983,548
SLM Corp.	261,697	2,428,548
StanCorp Financial Group, Inc.	25,178	1,727,211
Stifel Financial Corp.*	40,706	2,269,360
SVB Financial Group*	30,659	3,894,919
Synovus Financial Corp.	82,234	2,303,374
Tanger Factory Outlet Centers, Inc.	58,543	2,058,957
Taubman Centers, Inc.	38,899	3,000,280
TCF Financial Corp.	100,173	1,574,720
Trustmark Corp.	41,134	998,734

UDR, Inc.	156,286	5,318,413
Umpqua Hldgs. Corp.	133,324	2,290,506
Urban Edge Pptys.	54,633	1,294,802
Valley National Bancorp	137,228	1,295,432
Waddell & Reed Financial, Inc. Cl A	50,250	2,489,385
Washington Federal, Inc.	59,304	1,293,124
Webster Financial Corp.	55,116	2,042,048

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Weingarten Realty Investors	68,558	2,466,717
WP Glimcher, Inc.	113,395	1,885,759

		235,488,074

HEALTH CARE (9.0%)
Akorn, Inc.*	45,249	2,149,780
Align Technology, Inc.*	45,512	2,447,863
Allscripts Healthcare Solutions, Inc.*	101,497	1,213,904
Bio-Rad Laboratories, Inc. Cl A*	12,571	1,699,348
Bio-Techne Corp.	23,048	2,311,484
Centene Corporation*	72,974	5,158,532
Charles River Laboratories Int’l., Inc.*	28,725	2,277,605
Community Health Systems, Inc.*	71,694	3,748,162
Cooper Companies, Inc.	29,387	5,507,712
Halyard Health, Inc.*	28,735	1,413,762
Health Net, Inc.*	47,810	2,892,027
Hill-Rom Hldgs., Inc.	35,692	1,748,908
HMS Hldgs. Corp.*	53,555	827,425
Hologic, Inc.*	149,448	4,935,520
IDEXX Laboratories, Inc.*	29,212	4,512,670
LifePoint Hospitals, Inc.*	26,505	1,946,792
MEDNAX, Inc.*	57,975	4,203,767
Mettler-Toledo Int’l., Inc.*	17,073	5,611,041
Omnicare, Inc.	59,156	4,558,561
Owens & Minor, Inc.	38,362	1,298,170
ResMed, Inc.	85,978	6,171,501
Salix Pharmaceuticals Ltd.*	39,166	6,768,276
Sirona Dental Systems, Inc.*	34,144	3,072,619
STERIS Corp.	36,438	2,560,498
Teleflex, Inc.	25,283	3,054,945
Thoratec Corp.*	32,488	1,360,922
United Therapeutics Corp.*	28,770	4,960,955
VCA Inc.*	50,431	2,764,627
WellCare Health Plans, Inc.*	26,802	2,451,311

		93,628,687

INDUSTRIALS (15.4%)
Acuity Brands, Inc.	26,541	4,463,135
AECOM Technology Corp.*	91,752	2,827,797
AGCO Corp.	48,942	2,331,597
Alaska Air Group, Inc.	79,628	5,269,781
B/E Aerospace, Inc.	64,223	4,085,867
Carlisle Cos., Inc.	39,280	3,638,506
CLARCOR, Inc.	30,615	2,022,427
Clean Harbors, Inc.*	32,037	1,819,061
Con-way, Inc.	35,266	1,556,289
Copart, Inc.*	69,838	2,623,814
Corporate Executive Board Co.	20,309	1,621,877
Crane Co.	30,032	1,874,297
Deluxe Corp.	29,889	2,070,710
Donaldson Co., Inc.	77,238	2,912,645
Donnelley (R.R.) & Sons Co.	122,225	2,345,498
Esterline Technologies Corp.*	18,598	2,127,983
Exelis, Inc.	114,232	2,783,834
Fortune Brands Home & Security, Inc.	94,841	4,503,051
FTI Consulting, Inc.*	24,188	906,082
GATX Corp.	26,928	1,561,285
Genesee & Wyoming, Inc. Cl A*	30,906	2,980,575
Graco, Inc.	36,111	2,605,770
Granite Construction, Inc.	20,865	733,196
Harsco Corp.	47,326	816,847
HNI Corp.	26,394	1,456,157
Hubbell, Inc. Cl B	32,735	3,588,411
Hunt (J.B.) Transport Svcs., Inc.	55,025	4,698,860
Huntington Ingalls Industries, Inc.	28,829	4,040,384
IDEX Corp.	47,533	3,604,427

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

ITT Corp.	55,419	2,211,772
JetBlue Airways Corp*	162,091	3,120,252
KBR, Inc.	91,373	1,323,081
Kennametal, Inc.	48,173	1,622,948
Kirby Corp.*	33,399	2,506,595
KLX, Inc.*	32,804	1,264,266
Landstar System, Inc.	26,536	1,759,337
Lennox International, Inc.	24,793	2,769,130
Lincoln Electric Hldgs., Inc.	47,210	3,087,062
Manpowergroup, Inc.	48,063	4,140,627
Miller (Herman), Inc.	34,901	968,852
MSA Safety, Inc.	17,972	896,443
MSC Industrial Direct Co., Inc. Cl A	30,401	2,194,952
Nordson Corp.	34,732	2,720,905
NOW, Inc.*	64,879	1,403,982
Old Dominion Freight Line, Inc.*	41,553	3,212,047
Orbital ATK, Inc.	36,729	2,814,543
Oshkosh Corp.	48,818	2,381,830
Regal-Beloit Corp.	27,709	2,214,503
Rollins, Inc.	57,895	1,431,743
Smith (A.O.) Corp.	45,243	2,970,655
SPX Corp.	24,617	2,089,983
Teledyne Technologies, Inc.*	21,322	2,275,697
Terex Corp.	64,851	1,724,388
Timken Co.	46,211	1,947,332
Towers Watson & Co. Cl A	42,157	5,572,523
Trinity Industries, Inc.	93,445	3,318,232
Triumph Group, Inc.	30,986	1,850,484
Valmont Industries, Inc.	14,813	1,820,221
Wabtec Corp.	58,861	5,592,384
Waste Connections, Inc.	75,021	3,611,511
Watsco, Inc.	16,391	2,060,349
Werner Enterprises, Inc.	27,533	864,812
Woodward, Inc.	36,065	1,839,676

		159,453,280

INFORMATION TECHNOLOGY (16.4%)
3D Systems Corp.*	61,902	1,697,353
ACI Worldwide, Inc.*	68,926	1,492,937
Acxiom Corp.*	46,456	858,971
Advanced Micro Devices, Inc.*	365,445	979,393
Advent Software, Inc.	27,371	1,207,335
ANSYS, Inc.*	54,785	4,831,489
AOL, Inc.*	48,998	1,940,811
ARRIS Group, Inc.*	80,509	2,326,308
Arrow Electronics, Inc.*	57,874	3,538,995
Atmel Corp.	249,323	2,051,928
Avnet, Inc.	83,014	3,694,123
Belden, Inc.	25,390	2,375,488
Broadridge Financial Solutions, Inc.	74,726	4,110,677
Cadence Design Systems, Inc.*	177,945	3,281,306
CDK Global, Inc.	95,480	4,464,645
Ciena Corp.*	63,806	1,232,094
Cognex Corp*	52,638	2,610,318
CommVault Systems, Inc.*	24,607	1,075,326
Convergys Corp.	62,206	1,422,651
CoreLogic, Inc.*	52,978	1,868,534
Cree, Inc.*	66,149	2,347,628
Cypress Semiconductor Corp.	198,288	2,797,844
Diebold, Inc.	38,273	1,357,161
DST Systems, Inc.	17,807	1,971,413
FactSet Research Systems, Inc.	23,795	3,788,164
Fair Isaac Corp.	18,497	1,641,054
Fairchild Semiconductor Int’l., Inc.*	69,598	1,265,292
FEI Company	25,852	1,973,542

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Fortinet, Inc.*	88,052	3,077,417
Gartner, Inc.*	52,826	4,429,460
Global Payments, Inc.	41,310	3,787,301
Henry (Jack) & Associates, Inc.	49,109	3,432,228
Informatica Corp.*	66,674	2,923,988
Ingram Micro, Inc. Cl A*	94,868	2,383,084
Integrated Device Technology, Inc.*	91,169	1,825,203
InterDigital, Inc.	22,665	1,150,022
Intersil Corp. Cl A	80,905	1,158,560
IPG Photonics Corp.*	21,961	2,035,785
Itron, Inc.*	21,844	797,524
Jabil Circuit, Inc.	115,442	2,699,034
JDS Uniphase Corp.*	144,605	1,897,218
Keysight Technologies, Inc.*	104,008	3,863,897
Knowles Corp.*	53,702	1,034,838
Leidos Hldgs., Inc.	37,693	1,581,598
Lexmark International, Inc. Cl A	36,882	1,561,584
MAXIMUS, Inc.	40,025	2,672,069
Mentor Graphics Corp.	57,519	1,382,182
National Instruments Corp.	61,203	1,960,944
NCR Corp.*	102,181	3,015,361
NeuStar, Inc. Cl A*	31,890	785,132
Plantronics, Inc.	25,531	1,351,866
Polycom, Inc.*	82,275	1,102,485
PTC, Inc.*	68,708	2,485,168
Qorvo, Inc.*	90,337	7,199,814
Rackspace Hosting, Inc.*	71,400	3,683,526
Riverbed Technology, Inc.*	96,473	2,017,250
Rovi Corp.*	54,669	995,522
Science Applications Int’l. Corp.	23,976	1,231,168
Semtech Corp.*	39,414	1,050,186
Silicon Laboratories, Inc.*	23,183	1,177,001
SolarWinds, Inc.*	40,168	2,058,208
Solera Hldgs., Inc.	40,662	2,100,599
SunEdison, Inc.*	151,457	3,634,968
Synopsys, Inc.*	94,444	4,374,646
Tech Data Corp.*	23,318	1,347,081
Teradyne, Inc.	131,187	2,472,875
Trimble Navigation Ltd.*	158,901	4,004,305
Tyler Technologies, Inc.*	20,079	2,420,122
Ultimate Software Group, Inc.*	17,574	2,986,789
VeriFone Systems, Inc.*	67,298	2,348,027
Vishay Intertechnology, Inc.	79,993	1,105,503
WEX, Inc.*	22,671	2,433,959
Zebra Technologies Corp. Cl A*	31,259	2,835,660

		170,073,937

MATERIALS (7.2%)
Albemarle Corp.	67,706	3,577,585
AptarGroup, Inc.	38,188	2,425,702
Ashland, Inc.	38,350	4,882,339
Bemis Co., Inc.	60,812	2,816,204
Cabot Corp.	39,237	1,765,665
Carpenter Technology Corp.	32,388	1,259,245
Cliffs Natural Resources, Inc.	96,059	462,044
Commercial Metals Co.	69,085	1,118,486
Compass Minerals Int’l., Inc.	20,217	1,884,427
Cytec Industries, Inc.	43,803	2,367,114
Domtar Corp.	37,852	1,749,519
Eagle Materials, Inc.	30,275	2,529,779
Greif, Inc. Cl A	20,531	806,252
Louisiana-Pacific Corp.*	85,945	1,418,952
Minerals Technologies, Inc.	21,567	1,576,548
NewMarket Corp.	6,525	3,117,645
Olin Corp.	45,927	1,471,501

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Packaging Corp. of America	59,472	4,650,116
PolyOne Corp.	52,767	1,970,847
Reliance Steel & Aluminum Co.	46,057	2,813,162
Rock-Tenn Co. Cl A	85,528	5,516,556
Royal Gold, Inc.	38,839	2,451,129
RPM International, Inc.	81,072	3,890,645
Scotts Miracle-Gro Co. Cl A	26,593	1,786,252
Sensient Technologies Corp.	29,191	2,010,676
Silgan Hldgs., Inc.	26,193	1,522,599
Sonoco Products Co.	62,219	2,828,476
Steel Dynamics, Inc.	148,177	2,978,358
TimkenSteel Corp.	22,473	594,860
United States Steel Corp.	88,983	2,171,185
Valspar Corp.	45,713	3,841,263
Worthington Industries, Inc.	29,247	778,263

		75,033,394

TELECOMMUNICATION SERVICES (0.2%)
Telephone & Data Systems, Inc.	61,478	1,530,802

UTILITIES (4.4%)
Alliant Energy Corp.	67,273	4,238,199
Aqua America, Inc.	109,061	2,873,757
Atmos Energy Corp.	61,990	3,428,047
Black Hills Corp.	27,424	1,383,267
Cleco Corp.	36,925	2,013,151
Great Plains Energy, Inc.	94,511	2,521,553
Hawaiian Electric Industries, Inc.	64,635	2,076,076
Idacorp, Inc.	30,716	1,931,115
MDU Resources Group	117,391	2,505,124
National Fuel Gas Co.	51,750	3,122,078
OGE Energy Corp.	119,215	3,768,386
ONE Gas, Inc.	30,672	1,325,951
PNM Resources, Inc.	49,269	1,438,655
Questar Corp.	105,549	2,518,399
UGI Corp.	105,948	3,452,845
Vectren Corp.	50,055	2,209,428
Westar Energy, Inc.	80,877	3,134,793
WGL Hldgs., Inc.	30,756	1,734,638

		45,675,462

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $708,013,656) 96.7%		1,002,318,892

	Rating**		Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1	+	0.10	06/18/15	2,000,000	1,999,556
U.S. Treasury Bill (1)	A-1	+	0.09	09/10/15	500,000	499,786

						2,499,342

U.S. GOVERNMENT AGENCIES (0.5%)
FHLB	A-1	+	0.00	05/08/15	5,000,000	4,999,486

COMMERCIAL PAPER (2.5%)
Emerson Electric Co.†	A-1		0.10	05/26/15	2,500,000	2,499,618
Home Depot, Inc.†	A-1		0.07	04/01/15	2,500,000	2,500,000
Intercontinental Exchange, Inc.†	A-1		0.21	04/01/15	744,000	744,000
New Jersey Natural Gas	A-1		0.16	04/08/15	4,000,000	3,999,876
Precision Castparts Corp.†	A-1		0.10	04/27/15	1,700,000	1,699,877
Precision Castparts Corp.†	A-1		0.10	04/29/15	4,400,000	4,399,658
Toyota Motor Credit Corp.	A-1	+	0.11	05/20/15	5,000,000	4,999,251
Toyota Motor Credit Corp.	A-1	+	0.10	05/08/15	4,500,000	4,499,537

						25,341,817

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $32,840,645) 3.2%						32,840,645

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

TEMPORARY CASH INVESTMENTS (2) (Cost: $194,100) 0.0% (3)	194,100

TOTAL INVESTMENTS (Cost: $741,048,401) 99.9%	1,035,353,637

OTHER NET ASSETS 0.1%	781,305

NET ASSETS 100.0%	$1,036,134,942

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (98.9%)
iShares Core MSCI Europe ETF	372,200	16,931,378
iShares Core MSCI Pacific ETF	167,406	8,584,580
iShares MSCI EAFE ETF	1,235,415	79,276,581
iShares MSCI EAFE Growth ETF	347,669	24,354,213
iShares MSCI EAFE Small-Cap ETF	177,935	8,802,444
iShares MSCI EAFE Value ETF	443,002	23,594,287
iShares MSCI Emerging Markets ETF	179,014	10,563,616
Vanguard FTSE Developed Markets ETF	2,416,800	96,261,144
Vanguard FTSE Europe ETF	424,630	23,023,439
Vanguard FTSE Pacific ETF	220,480	13,511,014

		304,902,696

TOTAL COMMON STOCKS (Cost: $288,202,059) 98.9%		304,902,696

	Rating**		Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (5.0%)
Home Depot, Inc.†	A-1		0.07	04/01/15	11,200,000	11,200,000
Toyota Motor Credit Corp.	A-1	+	0.14	05/20/15	750,000	749,857
United Parcel Service, Inc.†	A-1		0.02	05/04/15	2,500,000	2,499,954
United Technologies Corp.†	A-1		0.12	05/22/15	900,000	899,847

						15,349,658

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $15,349,658) 5.0%						15,349,658

TOTAL INVESTMENTS (Cost: $303,551,717) 103.9%						320,252,354

OTHER NET ASSETS -3.9%						(12,027,548)

NET ASSETS 100.0%						$308,224,806

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.8%)
Amazon.com, Inc.*	4,080	1,518,168
AutoZone, Inc.*	1,089	742,872
Discovery Communications, Inc. Cl A*	6,347	195,234
Discovery Communications, Inc. Cl C*	6,347	187,078
Disney (Walt) Co.	18,841	1,976,232
Dollar Tree, Inc.*	4,616	374,565
Ford Motor Co.	28,100	453,534
General Motors Co.	13,375	501,563
Home Depot, Inc.	12,740	1,447,391
Johnson Controls, Inc.	6,872	346,624
Macy’s, Inc.	13,007	844,284
McDonald’s Corp.	10,726	1,045,141
Priceline Group Inc.*	423	492,435
Starbucks Corp.	13,892	1,315,572
Target Corp.	12,931	1,061,247
Time Warner Cable, Inc.	7,048	1,056,354
Time Warner, Inc.	11,864	1,001,796
Viacom, Inc. Cl B	8,471	578,569

		15,138,659

CONSUMER STAPLES (5.2%)
Coca-Cola Co.	17,917	726,534
Colgate-Palmolive Co.	9,975	691,667
Constellation Brands, Inc. Cl A*	10,665	1,239,380
Estee Lauder Cos., Inc. Cl A	9,510	790,852
Mead Johnson Nutrition Co.	4,018	403,930
Mondelez International, Inc. Cl A	14,737	531,858
PepsiCo, Inc.	11,690	1,117,798
Philip Morris Int’l., Inc.	7,763	584,787
Proctor & Gamble Co.	20,138	1,650,108
Sysco Corp.	14,337	540,935
Tyson Foods, Inc. Cl A	12,114	463,966
Wal-Mart Stores, Inc.	16,420	1,350,545

		10,092,360

ENERGY (4.8%)
Anadarko Petroleum Corp.	9,088	752,577
Apache Corp.	6,219	375,192
Chevron Corp.	8,294	870,704
EOG Resources, Inc.	8,905	816,499
Exxon Mobil Corp.	33,562	2,852,770
Halliburton Co.	20,674	907,175
Hess Corp.	6,017	408,374
National Oilwell Varco, Inc.	9,302	465,007
Noble Energy, Inc.	15,925	778,733
Occidental Petroleum Corp.	9,793	714,889
Range Resources Corp.	5,225	271,909

		9,213,829

FINANCIALS (8.9%)
American Int’l. Group, Inc.	18,945	1,037,997
Aon PLC	6,057	582,199
Bank of America Corp.	69,272	1,066,096
Berkshire Hathaway, Inc. Cl B*	7,819	1,128,438
Capital One Financial Corp.	18,793	1,481,264
Citigroup, Inc.	18,242	939,828

Comerica, Inc.	13,129	592,512
Franklin Resources, Inc.	7,246	371,865
Goldman Sachs Group, Inc.	6,467	1,215,602
Host Hotels & Resorts, Inc.	26,019	525,063
JPMorgan Chase & Co.	41,534	2,516,130

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

MetLife, Inc.	18,873	954,030
PNC Financial Svcs. Grp., Inc.	8,424	785,454
Simon Property Group, Inc.	6,730	1,316,657
Wells Fargo & Co.	40,500	2,203,200
Zions Bancorporation	17,988	485,676

		17,202,011

HEALTH CARE (9.2%)
Abbott Laboratories	19,373	897,551
Actavis PLC*	3,866	1,150,658
BIOGEN, Inc.*	2,803	1,183,539
Celgene Corp.*	10,658	1,228,654
Cerner Corp.*	5,173	378,974
Express Scripts Hldg. Co.*	8,083	701,362
Gilead Sciences, Inc.*	15,662	1,536,912
Humana, Inc.	2,841	505,755
McKesson Corp.	3,438	777,676
Medtronic PLC	18,820	1,467,772
Merck & Co., Inc.	28,901	1,661,229
Mylan N.V.*	28,180	1,672,483
Pfizer, Inc.	65,430	2,276,310
St. Jude Medical, Inc.	5,309	347,209
Stryker Corp.	7,076	652,761
UnitedHealth Group, Inc.	8,137	962,526
Vertex Pharmaceuticals, Inc.*	3,470	409,356

		17,810,727

INDUSTRIALS (6.3%)
Boeing Co.	13,886	2,084,011
Cummins, Inc.	7,054	977,967
Delta Air Lines, Inc.	15,931	716,258
Expeditors Int’l. of Wash.	12,955	624,172
FedEx Corp.	7,064	1,168,739
General Electric Co.	61,569	1,527,527
Precision Castparts Corp.	5,538	1,162,980
Roper Industries, Inc.	14,065	2,419,180
Tyco International PLC	12,432	535,322
Union Pacific Corp.	9,882	1,070,319

		12,286,475

INFORMATION TECHNOLOGY (11.0%)
Analog Devices, Inc.	7,885	496,755
Apple, Inc.	39,122	4,867,945
Automatic Data Processing, Inc.	8,430	721,945
Broadcom Corp. Cl A	9,854	426,629
Cisco Systems, Inc.	37,374	1,028,719
F5 Networks, Inc.*	2,515	289,074
Facebook, Inc. Cl A*	13,378	1,099,872
Google, Inc. Cl A*	1,885	1,045,610
Google, Inc. Cl C*	1,885	1,032,980
Intel Corp.	19,211	600,728
KLA-Tencor Corp.	4,205	245,109
MasterCard, Inc. Cl A	10,623	917,721
Micron Technology, Inc.*	13,847	375,669
Microsoft Corp.	42,883	1,743,408
Oracle Corp.	26,709	1,152,493
QUALCOMM, Inc.	15,271	1,058,891
Salesforce.com, inc.*	23,717	1,584,533
Teradata Corp.*	7,870	347,382
Texas Instruments, Inc.	9,265	529,819
Western Digital Corp.	11,480	1,044,795
Yahoo!, Inc.*	14,673	651,995

		21,262,072

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

MATERIALS (1.8%)
Ball Corp.	11,176	789,473
CF Industries Hldgs., Inc.	2,034	577,005
Dow Chemical Co.	15,038	721,523
Eastman Chemical Co.	11,843	820,246
FMC Corp.	3,478	199,116
Freeport-McMoRan Copper & Gold, Inc.	15,340	290,693

		3,398,056

TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.	35,889	1,171,776
Verizon Communications, Inc.	15,380	747,929

		1,919,705

UTILITIES (1.7%)
Ameren Corp.	4,335	182,937
Dominion Resources, Inc.	12,849	910,609
Edison International	7,432	464,277
PPL Corp.	8,245	277,527
Public Svc. Enterprise Group, Inc.	14,480	607,002
Sempra Energy	6,760	736,975

		3,179,327

TOTAL COMMON STOCKS (Cost: $69,519,702) 57.7%		111,503,221

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (9.0%)
U.S. Treasury Note	AA+	0.50	03/31/17	1,500,000	1,498,242
U.S. Treasury Note	AA+	2.00	11/30/20	250,000	256,485
U.S. Treasury Strip	AA+	0.00	11/15/16	1,000,000	855,220
U.S. Treasury Strip	AA+	0.00	08/15/21	300,000	268,610
U.S. Treasury Strip	AA+	0.00	11/15/21	7,050,000	6,269,426
U.S. Treasury Strip	AA+	0.00	08/15/28	6,000,000	4,388,549
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	3,903,708

					17,440,240

U.S. GOVERNMENT AGENCIES (13.2%)
MORTGAGE-BACKED OBLIGATIONS (12.2%)
FHARM	AA+	2.36	02/01/36	47,226	50,262
FHARM	AA+	2.37	05/01/37	32,819	34,358
FHARM	AA+	2.38	04/01/37	67,222	71,955
FHARM	AA+	2.38	09/01/39	50,652	54,000
FHARM	AA+	5.77	03/01/37	15,643	16,692
FHLMC	AA+	2.50	09/01/27	380,715	391,338
FHLMC	AA+	3.00	06/01/27	212,037	222,669
FHLMC	AA+	3.00	08/01/27	315,893	331,438
FHLMC	AA+	3.00	10/15/37	313,879	324,550
FHLMC	AA+	3.00	11/01/42	289,261	295,851
FHLMC	AA+	3.00	04/01/43	366,926	375,637
FHLMC	AA+	3.50	01/01/43	433,110	454,863
FHLMC	AA+	4.00	02/01/25	68,625	73,034
FHLMC	AA+	4.00	03/01/41	280,579	300,624
FHLMC	AA+	4.00	07/01/41	270,529	293,159
FHLMC	AA+	4.00	11/01/42	206,369	222,444
FHLMC	AA+	4.00	01/01/43	359,405	387,958
FHLMC	AA+	4.00	01/01/44	326,307	351,697

FHLMC	AA+	4.50	08/01/34	63,444	69,409
FHLMC	AA+	4.50	08/15/35	78,181	84,172
FHLMC	AA+	4.50	02/01/44	323,272	353,783
FHLMC	AA+	5.00	02/01/26	35,127	38,912
FHLMC	AA+	5.00	10/01/40	473,481	526,058
FHLMC	AA+	5.50	07/01/32	69,880	78,697
FHLMC	AA+	5.50	05/01/33	114,916	129,188

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

FHLMC	AA+	5.50	06/01/37	143,271	161,769
FHLMC	AA+	6.00	03/15/32	61,419	68,470
FHLMC Strip	AA+	3.00	01/15/43	442,648	448,072
FNMA	AA+	2.42	05/01/43	441,437	451,386
FNMA	AA+	3.00	06/01/33	433,406	449,272
FNMA	AA+	3.00	09/01/33	359,097	372,247
FNMA	AA+	3.00	12/01/42	418,133	423,109
FNMA	AA+	3.00	02/01/43	239,291	244,874
FNMA	AA+	3.00	03/01/43	439,767	451,081
FNMA	AA+	3.50	03/25/28	316,888	335,726
FNMA	AA+	3.50	08/01/38	316,583	334,880
FNMA	AA+	3.50	10/01/41	210,208	221,488
FNMA	AA+	3.50	11/01/41	355,505	373,764
FNMA	AA+	3.50	12/01/41	360,917	380,285
FNMA	AA+	3.50	04/01/42	399,169	421,258
FNMA	AA+	3.50	04/01/42	518,571	545,478
FNMA	AA+	3.50	08/01/42	472,306	496,704
FNMA	AA+	3.50	10/01/42	358,317	376,845
FNMA	AA+	3.50	01/01/44	183,336	189,601
FNMA	AA+	4.00	05/01/19	38,475	40,653
FNMA	AA+	4.00	07/25/26	448,631	498,341
FNMA	AA+	4.00	01/01/31	303,388	326,758
FNMA	AA+	4.00	11/01/40	271,549	291,880
FNMA	AA+	4.00	05/01/41	249,169	265,072
FNMA	AA+	4.00	08/01/42	371,302	397,798
FNMA	AA+	4.50	05/01/18	34,471	36,145
FNMA	AA+	4.50	05/01/30	110,844	120,835
FNMA	AA+	4.50	04/01/31	141,157	154,796
FNMA	AA+	4.50	08/01/33	59,204	64,812
FNMA	AA+	4.50	09/01/33	114,531	125,379
FNMA	AA+	4.50	06/01/34	88,745	97,295
FNMA	AA+	4.50	08/01/35	72,609	79,642
FNMA	AA+	4.50	12/01/35	75,639	82,877
FNMA	AA+	4.50	05/01/39	100,216	110,572
FNMA	AA+	4.50	05/01/39	164,693	182,216
FNMA	AA+	4.50	05/01/40	132,898	145,206
FNMA	AA+	5.00	04/01/18	80,863	84,973
FNMA	AA+	5.00	06/01/33	118,454	132,242
FNMA	AA+	5.00	10/01/33	108,713	121,698
FNMA	AA+	5.00	11/01/33	78,022	87,109
FNMA	AA+	5.00	11/01/33	315,591	352,505
FNMA	AA+	5.00	03/01/34	42,623	47,621
FNMA	AA+	5.00	04/01/34	62,947	70,459
FNMA	AA+	5.00	09/01/35	47,652	52,925
FNMA	AA+	5.00	11/25/35	160,541	176,753
FNMA	AA+	5.00	08/01/37	366,994	408,284
FNMA	AA+	5.00	05/01/39	150,816	168,182
FNMA	AA+	5.00	06/01/40	76,231	85,344
FNMA	AA+	5.50	04/01/17	4,284	4,504
FNMA	AA+	5.50	05/01/17	1,342	1,411
FNMA	AA+	5.50	06/01/17	2,309	2,427
FNMA	AA+	5.50	03/01/34	22,390	25,197
FNMA	AA+	5.50	05/01/34	267,554	304,588
FNMA	AA+	5.50	07/01/34	64,989	73,130
FNMA	AA+	5.50	09/01/34	42,698	48,617
FNMA	AA+	5.50	09/01/34	131,120	148,428
FNMA	AA+	5.50	10/01/34	51,085	58,213

FNMA	AA+	5.50	02/01/35	57,698	65,735
FNMA	AA+	5.50	02/01/35	108,967	124,744
FNMA	AA+	5.50	08/01/35	39,072	44,536
FNMA	AA+	5.50	08/01/37	18,725	21,071

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

FNMA	AA+	5.50	11/01/38	33,932	37,147
FNMA	AA+	5.50	06/01/48	41,449	45,327
FNMA	AA+	6.00	03/01/17	1,897	1,961
FNMA	AA+	6.00	05/01/23	32,630	37,357
FNMA	AA+	6.00	04/01/32	23,959	27,315
FNMA	AA+	6.00	04/01/32	17,585	20,147
FNMA	AA+	6.00	05/01/32	22,113	25,471
FNMA	AA+	6.00	04/01/33	112,723	129,856
FNMA	AA+	6.00	05/01/33	69,303	79,576
FNMA	AA+	6.00	06/01/34	37,494	42,716
FNMA	AA+	6.00	09/01/34	24,096	27,877
FNMA	AA+	6.00	10/01/34	49,598	57,289
FNMA	AA+	6.00	11/01/34	14,041	15,999
FNMA	AA+	6.00	12/01/36	70,992	81,823
FNMA	AA+	6.00	01/01/37	64,399	74,247
FNMA	AA+	6.00	04/01/37	25,353	28,010
FNMA	AA+	6.00	05/01/37	15,984	17,654
FNMA	AA+	6.00	06/01/37	33,473	36,943
FNMA	AA+	6.00	10/25/44	118,844	140,149
FNMA	AA+	6.00	02/25/47	116,407	131,776
FNMA	AA+	6.00	12/25/49	78,822	90,696
FNMA	AA+	6.50	09/01/16	1,289	1,302
FNMA	AA+	6.50	03/01/17	4,728	4,863
FNMA	AA+	6.50	05/01/17	1,526	1,540
FNMA	AA+	6.50	06/01/17	8,452	8,725
FNMA	AA+	6.50	05/01/32	15,242	17,499
FNMA	AA+	6.50	05/01/32	26,257	30,146
FNMA	AA+	6.50	07/01/32	4,272	4,904
FNMA	AA+	6.50	07/01/34	42,382	48,690
FNMA	AA+	6.50	05/01/37	73,884	86,523
FNMA	AA+	6.50	09/01/37	26,421	30,334
FNMA	AA+	7.00	09/01/31	17,711	20,304
FNMA	AA+	7.00	04/01/32	12,210	15,042
FNMA	AA+	7.50	06/01/31	8,969	10,789
FNMA	AA+	7.50	02/01/32	6,639	8,110
FNMA	AA+	7.50	06/01/32	6,966	8,234
FNMA	AA+	8.00	04/01/32	1,641	1,765
FNMA Strip	AA+	3.00	08/25/42	382,869	392,374
GNMA (4)	AA+	3.50	09/20/33	121,858	124,125
GNMA (4)	AA+	3.50	01/20/37	50,165	50,616
GNMA (4)	AA+	4.00	08/15/41	271,744	296,225
GNMA (4)	AA+	4.00	01/15/42	318,061	341,518
GNMA (4)	AA+	4.00	03/20/42	265,265	282,998
GNMA (4)	AA+	4.00	08/20/42	228,507	243,802
GNMA (4)	AA+	4.50	04/20/31	186,203	204,467
GNMA (4)	AA+	4.50	10/15/40	243,479	274,197
GNMA (4)	AA+	4.50	10/20/43	441,518	490,407
GNMA (4)	AA+	5.00	10/15/24	273,267	309,265
GNMA (4)	AA+	5.00	04/15/39	197,615	224,648
GNMA (4)	AA+	5.00	06/20/39	266,459	293,343
GNMA (4)	AA+	5.00	11/15/39	153,320	171,404
GNMA (4)	AA+	6.50	04/15/31	4,072	4,685
GNMA (4)	AA+	6.50	10/15/31	4,982	5,987
GNMA (4)	AA+	6.50	12/15/31	3,524	4,034
GNMA (4)	AA+	6.50	05/15/32	8,040	9,205

GNMA (4)	AA+	7.00	05/15/31	4,138	5,073
GNMA (4)	AA+	7.00	05/15/32	1,667	1,791
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	238,162	266,498

					23,454,798

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

NON-MORTGAGE-BACKED OBLIGATIONS (1.0%)
FHLB	AA+	0.00	04/15/15	1,500,000	1,499,979
FHLMC	AA+	0.00	11/29/19	500,000	454,442

					1,954,421

CORPORATE DEBT (16.0%)
CONSUMER DISCRETIONARY (2.7%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	270,000	305,489
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	269,549
Dollar General Corp.	BBB-	3.25	04/15/23	300,000	291,527
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	282,219
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	300,000	315,492
Home Depot, Inc.	A	5.40	03/01/16	500,000	521,975
Hyatt Hotels Corp.	BBB	3.88	08/15/16	100,000	103,591
Kohl’s Corp.	BBB	3.25	02/01/23	100,000	99,797
Kohl’s Corp.	BBB	4.00	11/01/21	100,000	106,160
Lowe’s Cos., Inc.	A-	3.12	04/15/22	300,000	314,410
Marriott International, Inc.	BBB	3.13	10/15/21	25,000	25,732
Marriott International, Inc.	BBB	3.25	09/15/22	350,000	356,554
NVR, Inc.	BBB	3.95	09/15/22	300,000	313,979
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	300,000	313,397
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	104,869
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	275,067
Staples, Inc.	BBB-	4.38	01/12/23	275,000	273,656
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	378,571
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	266,370
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	300,000	310,500

					5,228,904

CONSUMER STAPLES (0.9%)
Avon Products, Inc.	BB	4.20	07/15/18	150,000	141,450
CVS Health Corp.	BBB+	6.13	08/15/16	250,000	267,439
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	275,000	290,766
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	274,518
Molson Coors Brewing Co.	BBB+	3.50	05/01/22	400,000	412,412
Sysco Corp.	A	2.60	06/12/22	300,000	299,034

					1,685,619

ENERGY (2.0%)
Cameron International Corp.	BBB+	4.50	06/01/21	300,000	321,857
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	505,200
Energen Corp.	BB	4.63	09/01/21	250,000	235,214
EQT Corp.	BBB	4.88	11/15/21	210,000	220,997
FMC Technologies, Inc.	BBB	2.00	10/01/17	250,000	249,707
Murphy Oil Corp.	BBB	2.50	12/01/17	200,000	197,168
National Oilwell Varco, Inc.	A	6.13	08/15/15	250,000	250,110
Noble Corp.	BBB	7.50	03/15/19	800,000	878,378
Rowan Companies PLC	BBB-	4.88	06/01/22	300,000	288,341
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	250,000	257,500
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	500,000	514,504

					3,918,976

FINANCIALS (3.4%)
Aflac, Inc.	A	4.00	02/15/22	300,000	325,338
Alleghany Corp.	BBB	5.63	09/15/20	300,000	335,826
American Tower Corp.	BBB-	4.50	01/15/18	250,000	268,370
Bank of America Corp.	A-	3.70	09/01/15	250,000	252,973
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	250,000	256,742
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	300,190
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	336,370
CNA Financial Corp.	BBB	6.50	08/15/16	250,000	267,818
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	515,326
First Republic Bank	A-	2.38	06/17/19	150,000	151,641
Government Pptys. Income Trust	BBB-	3.75	08/15/19	350,000	362,656
Health Care REIT, Inc.	BBB	6.13	04/15/20	250,000	289,836
Healthcare Realty Trust	BBB-	3.75	04/15/23	250,000	250,438
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	266,100

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Moody’s Corp.	BBB+	4.50	09/01/22	250,000	271,146
Morgan Stanley	A-	4.00	07/24/15	250,000	252,529
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	250,000	259,192
Pacific LifeCorp.†	BBB+	6.00	02/10/20	100,000	114,377
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	300,000	311,430
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	277,899
Raymond James Financial, Inc.	BBB	4.25	04/15/16	250,000	259,586
Reckson Operating Partnership	BBB-	6.00	03/31/16	100,000	104,647
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	253,763
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	100,000	106,841
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	200,000	220,795

					6,611,829

HEALTH CARE (2.1%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	290,000	316,239
Allergan, Inc.	A+	5.75	04/01/16	250,000	261,680
Anthem, Inc.	A-	4.35	08/15/20	250,000	275,957
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	220,247
CIGNA Corp.	A	2.75	11/15/16	250,000	257,630
Hospira, Inc.	BBB-	6.05	03/30/17	300,000	326,775
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	516,079
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	269,354
Owens & Minor, Inc.	BBB	3.88	09/15/21	400,000	418,430
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	331,478
Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	165,417
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	274,020
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	375,000	391,426

					4,024,732

INDUSTRIALS (1.2%)
Crane Co.	BBB	2.75	12/15/18	350,000	358,811
CSX Corp.	BBB+	6.25	04/01/15	83,000	83,000
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	400,000	409,104
Equifax, Inc.	BBB+	3.30	12/15/22	300,000	306,380
Harsco Corp.	BB+	5.75	05/15/18	250,000	263,125
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	272,524
Pentair PLC	BBB	5.00	05/15/21	250,000	276,467
Pitney Bowes, Inc.	BBB	5.25	01/15/37	250,000	263,741

					2,233,152

INFORMATION TECHNOLOGY (1.0%)
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	314,053
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	399,953
Ingram Micro, Inc.	BBB-	5.00	08/10/22	200,000	213,042
Ingram Micro, Inc.	BBB-	5.25	09/01/17	100,000	107,524
Symantec Corp.	BBB	4.20	09/15/20	350,000	369,039
Tech Data Corp.	BBB-	3.75	09/21/17	100,000	103,039
Western Union Co.	BBB	5.93	10/01/16	300,000	319,922

					1,826,572

MATERIALS (1.5%)
Alcoa, Inc.	BBB-	6.75	07/15/18	250,000	281,571
Freeport-McMoRan Copper & Gold	BBB-	3.55	03/01/22	300,000	277,689
Geon Co.	BBB-	7.50	12/15/15	1,000,000	1,047,500
Methanex Corp.	BBB-	3.25	12/15/19	250,000	255,773
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	259,879
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	161,542
Southern Copper Corp.	BBB	3.50	11/08/22	100,000	100,063
Teck Resources Ltd.	BBB-	4.75	01/15/22	300,000	302,067
Vulcan Materials Co.	BB+	7.00	06/15/18	250,000	284,375

					2,970,459

TELECOMMUNICATION SERVICES (0.2%)
Verizon Communications, Inc.	BBB+	4.50	09/15/20	325,000	358,889

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

UTILITIES (1.0%)
Constellation Energy	BBB-	5.15	12/01/20	340,000	384,054
Duke Energy Progress, Inc.	A	5.25	12/15/15	500,000	516,511
Entergy Corp.	BBB-	5.13	09/15/20	250,000	278,011
Illinois Power Generating Co.	CCC+	6.30	04/01/20	250,000	215,000
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	274,765
SCANA Corp.	BBB	4.13	02/01/22	300,000	315,396

					1,983,737

TOTAL LONG-TERM DEBT SECURITIES (Cost: $70,198,372) 38.2%					73,692,328

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.1%)
Hershey Foods†	A-1	0.11	04/24/15	1,050,000	1,049,926
Kimberly-Clark Corp.†	A-1	0.11	04/13/15	1,200,000	1,199,956
Private Export Funding Corp.†	A-1	0.11	05/12/15	500,000	499,937
Toyota Motor Credit Corp.	A-1+	0.12	05/07/15	1,000,000	999,880
Toyota Motor Credit Corp.	A-1+	0.20	06/12/15	1,000,000	999,600
Wisconsin Gas Co.	A-1	0.13	04/07/15	1,200,000	1,199,974

					5,949,273

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,949,273) 3.1%					5,949,273

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,280,800) 0.7%					1,280,800

TOTAL INVESTMENTS (Cost: $146,948,147) 99.7%					192,425,622

OTHER NET ASSETS 0.3%					561,277

NET ASSETS 100.0%					$192,986,899

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (31.1%)	12,032,719	17,817,906
Equity Index Fund (19.7%)	3,282,283	11,288,603
Mid-Cap Equity Index Fund (5.0%)	1,251,005	2,847,592
Mid-Term Bond Fund (40.2%)	21,456,364	22,997,296
Money Market Fund (4.0%)	1,916,611	2,293,545

TOTAL INVESTMENTS (Cost: $54,410,830) 100.0%		57,244,942

OTHER NET ASSETS -0.0% (3)		(78)

NET ASSETS 100.0%		$57,244,864

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.2%)	4,708,496	6,972,285
Equity Index Fund (24.7%)	1,913,543	6,581,162
International Fund (2.9%)	963,073	784,137
Mid-Cap Equity Index Fund (9.0%)	1,050,280	2,390,693
Mid-Term Bond Fund (33.2%)	8,255,835	8,848,744
Money Market Fund (4.0%)	891,978	1,067,400

TOTAL INVESTMENTS (Cost: $24,040,571) 100.0%		26,644,421

OTHER NET ASSETS -0.0% (3)		(37)

NET ASSETS 100.0%		$26,644,384

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.2%)	27,176,135	40,242,095
Equity Index Fund (27.7%)	12,873,379	44,274,821
International Fund (5.9%)	11,570,003	9,420,331
Mid-Cap Equity Index Fund (11.0%)	7,710,234	17,550,366
Mid-Term Bond Fund (28.2%)	42,070,168	45,091,521
Small Cap Growth Fund (1.0%)	978,062	1,597,941
Small Cap Value Fund (1.0%)	961,201	1,597,760

TOTAL INVESTMENTS (Cost: $139,752,385) 100.0%		159,774,835

OTHER NET ASSETS -0.0% (3)		(220)

NET ASSETS 100.0%		$159,774,615

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.7%)	56,645,122	83,879,417
Equity Index Fund (33.2%)	32,755,794	112,655,495
International Fund (8.6%)	35,887,446	29,219,666
Mid-Cap Equity Index Fund (11.5%)	17,141,607	39,018,463
Mid-Term Bond Fund (17.4%)	55,128,667	59,087,842
Small Cap Growth Fund (2.3%)	4,679,048	7,644,549
Small Cap Value Fund (2.3%)	4,598,467	7,643,816

TOTAL INVESTMENTS (Cost: $291,786,517) 100.0%		339,149,248

OTHER NET ASSETS -0.0% (3)		(466)

NET ASSETS 100.0%		$339,148,782

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.5%)	54,245,033	80,325,394
Equity Index Fund (37.5%)	38,919,442	133,853,847
International Fund (9.4%)	41,087,603	33,453,650
Mid-Cap Equity Index Fund (16.5%)	25,933,312	59,030,520
Mid-Term Bond Fund (7.1%)	23,596,005	25,290,599
Small Cap Growth Fund (3.5%)	7,673,345	12,536,581
Small Cap Value Fund (3.5%)	7,541,115	12,535,241

TOTAL INVESTMENTS (Cost: $295,939,344) 100.0%		357,025,832

OTHER NET ASSETS -0.0% (3)		(491)

NET ASSETS 100.0%		$357,025,341

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.5%)	45,353,457	67,158,855
Equity Index Fund (40.5%)	35,126,544	120,809,107
International Fund (9.4%)	34,352,574	27,969,969
Mid-Cap Equity Index Fund (17.6%)	22,997,050	52,346,874
Small Cap Growth Fund (5.0%)	9,169,083	14,980,292
Small Cap Value Fund (5.0%)	9,011,089	14,978,710

TOTAL INVESTMENTS (Cost: $241,428,695) 100.0%		298,243,807

OTHER NET ASSETS -0.0% (3)		(410)

NET ASSETS 100.0%		$298,243,397

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (15.7%)	26,178,045	38,764,134
Equity Index Fund (40.6%)	29,106,045	100,103,083
International Fund (11.4%)	34,453,421	28,052,079
Mid-Cap Equity Index Fund (20.3%)	22,050,705	50,192,762
Small Cap Growth Fund (6.0%)	9,116,751	14,894,793
Small Cap Value Fund (6.0%)	8,959,724	14,893,328

TOTAL INVESTMENTS (Cost: $197,699,375) 100.0%		246,900,179

OTHER NET ASSETS -0.0% (3)		(340)

NET ASSETS 100.0%		$246,899,839

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.7%)	15,894,070	23,535,748
Equity Index Fund (35.6%)	20,895,751	71,865,794
International Fund (13.3%)	33,097,571	26,948,142
Mid-Cap Equity Index Fund (23.4%)	20,718,098	47,159,426
Small Cap Growth Fund (8.0%)	9,947,440	16,251,959
Small Cap Value Fund (8.0%)	9,776,044	16,250,259

TOTAL INVESTMENTS (Cost: $158,671,525) 100.0%		202,011,328

OTHER NET ASSETS -0.0% (3)		(279)

NET ASSETS 100.0%		$202,011,049

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.6%)	16,118,304	23,867,791
Equity Index Fund (35.5%)	25,649,882	88,216,460
International Fund (15.3%)	46,648,603	37,981,433
Mid-Cap Equity Index Fund (21.4%)	23,244,285	52,909,641
Small Cap Growth Fund (9.1%)	13,737,281	22,443,736
Small Cap Value Fund (9.1%)	13,500,543	22,441,319

TOTAL INVESTMENTS (Cost: $192,737,193) 100.0%		247,860,380

OTHER NET ASSETS -0.0% (3)		(342)

NET ASSETS 100.0%		$247,860,038

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.4%)	3,052,780	4,520,519
Equity Index Fund (35.5%)	6,360,252	21,874,523
International Fund (16.6%)	12,502,158	10,179,294
Mid-Cap Equity Index Fund (20.3%)	5,492,745	12,502,822
Small Cap Growth Fund (10.1%)	3,785,329	6,184,406
Small Cap Value Fund (10.1%)	3,720,057	6,183,676

TOTAL INVESTMENTS (Cost: $56,781,537) 100.0%		61,445,240

OTHER NET ASSETS -0.0% (3)		(85)

NET ASSETS 100.0%		$61,445,155

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.0%)	25,961,749	38,443,845
Equity Index Fund (25.0%)	9,304,687	32,001,184
International Fund (5.0%)	7,951,523	6,474,154
Mid-Cap Equity Index Fund (5.0%)	2,853,773	6,495,882
Mid-Term Bond Fund (35.0%)	41,751,391	44,749,851

TOTAL INVESTMENTS (Cost: $117,794,582) 100.0%		128,164,916

OTHER NET ASSETS		-

NET ASSETS 100.0%		$128,164,916

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.9%)	54,759,077	81,086,584
Equity Index Fund (34.9%)	32,971,523	113,397,443
International Fund (10.1%)	40,254,401	32,775,254
Mid-Cap Equity Index Fund (15.2%)	21,669,811	49,325,756
Mid-Term Bond Fund (14.9%)	45,289,422	48,541,972

TOTAL INVESTMENTS (Cost: $264,938,156) 100.0%		325,127,009

OTHER NET ASSETS		-

NET ASSETS 100.0%		$325,127,009

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.9%)	35,279,360	52,241,254
Equity Index Fund (34.8%)	26,554,385	91,327,276
International Fund (15.1%)	48,632,047	39,596,358
Mid-Cap Equity Index Fund (20.2%)	23,270,347	52,968,964
Small Cap Growth Fund (5.0%)	8,079,370	13,199,938
Small Cap Value Fund (5.0%)	7,949,808	13,214,592

TOTAL INVESTMENTS (Cost: $195,415,539) 100.0%		262,548,382

OTHER NET ASSETS		-

NET ASSETS 100.0%		$262,548,382

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.1%)
U.S. Treasury Bill	A-1+	0.12	06/25/15	3,000,000	3,000,212

U.S. GOVERNMENT AGENCIES (7.9%)
FHLB	A-1+	0.05	05/15/15	4,683,000	4,682,715
FHLB	A-1+	0.10	04/24/15	600,000	599,962
FHLB	A-1+	0.10	04/22/15	500,000	499,971

					5,782,648

COMMERCIAL PAPER (87.8%)
Abbott Laboratories†	A-1+	0.11	05/05/15	3,000,000	2,999,688
Air Products & Chemicals†	A-1	0.14	05/11/15	3,050,000	3,049,526
Chevron Corp.†	A-1+	0.12	06/16/15	3,200,000	3,198,197
Coca-Cola Co.†	A-1	0.12	05/19/15	1,550,000	1,549,752
Coca-Cola Co.†	A-1+	0.12	05/21/15	1,500,000	1,499,750
Dover Corp.†	A-1	0.11	04/07/15	3,100,000	3,099,943
Emerson Electric Co.†	A-1	0.12	05/15/15	1,300,000	1,299,809
Emerson Electric Co.†	A-1	0.12	05/26/15	1,900,000	1,899,652
General Re Corp.	A-1+	0.13	06/08/15	3,150,000	3,149,476
Grainger (W.W.), Inc.	A-1+	0.10	04/07/15	1,000,000	999,983
Grainger (W.W.), Inc.	A-1+	0.10	04/28/15	2,100,000	2,099,842
Hershey Foods†	A-1	0.11	04/24/15	2,150,000	2,149,849
Home Depot, Inc.†	A-1	0.07	04/01/15	3,100,000	3,100,000
Intercontinental Exchange, Inc.†	A-1	0.19	05/22/15	1,844,000	1,843,504
Intercontinental Exchange, Inc.†	A-1	0.21	04/01/15	1,256,000	1,256,000
J.P. Morgan Securities LLC†	A-1	0.20	04/09/15	1,300,000	1,299,942
J.P. Morgan Securities LLC	A-1	0.20	05/08/15	600,000	599,877
J.P. Morgan Securities LLC	A-1	0.20	05/22/15	550,000	549,844
J.P. Morgan Securities LLC†	A-1	0.20	06/15/15	500,000	499,526
Kimberly-Clark Corp.†	A-1	0.10	05/06/15	3,000,000	2,999,708
National Oilwell Varco, Inc.†	A-1	0.14	04/30/15	850,000	849,904
National Oilwell Varco, Inc.†	A-1	0.15	05/06/15	2,250,000	2,249,672
National Rural Utilities	A-1	0.11	04/20/15	3,100,000	3,099,820
New Jersey Natural Gas	A-1	0.12	04/15/15	1,000,000	999,953
PepsiCo, Inc.†	A-1	0.10	04/06/15	1,500,000	1,499,979
Piedmont Natural Gas Co.†	A-1	0.15	04/10/15	3,100,000	3,099,884
Praxair, Inc.	A-1	0.07	04/06/15	3,100,000	3,099,970
Private Export Funding Corp.†	A-1	0.11	05/12/15	2,200,000	2,199,724
Private Export Funding Corp.†	A-1	0.12	06/03/15	1,000,000	999,022
Simon Property Group LP†	A-1	0.17	05/13/15	3,100,000	3,099,385
Toyota Motor Credit Corp.	A-1+	0.17	04/29/15	1,600,000	1,599,788
Wisconsin Gas Co.	A-1	0.13	04/10/15	2,300,000	2,299,925

					64,240,894

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $73,024,450) 99.8%					73,023,754

TEMPORARY CASH INVESTMENTS (2) (Cost: $181,100) 0.2%					181,100

TOTAL INVESTMENTS (Cost: $73,205,550) 100.0%					73,204,854

OTHER NET ASSETS 0.0% (3)					(423)

NET ASSETS 100.0%					$73,204,431

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (34.1%)
U.S. Treasury Note	AA+	0.50	09/30/16	5,000,000	5,005,080
U.S. Treasury Note	AA+	0.50	01/31/17	5,000,000	5,000,390
U.S. Treasury Note	AA+	0.63	12/31/16	11,000,000	11,026,642
U.S. Treasury Note	AA+	0.63	11/30/17	3,000,000	2,987,343
U.S. Treasury Note	AA+	1.00	08/31/19	2,500,000	2,468,555
U.S. Treasury Note	AA+	1.25	11/30/18	8,500,000	8,540,511
U.S. Treasury Note	AA+	1.38	12/31/18	11,000,000	11,095,392
U.S. Treasury Note	AA+	1.50	10/31/19	4,500,000	4,535,510
U.S. Treasury Note	AA+	1.75	09/30/19	5,000,000	5,095,310
U.S. Treasury Note	AA+	1.75	02/28/22	18,000,000	18,050,615
U.S. Treasury Note	AA+	2.00	11/30/20	9,000,000	9,233,442
U.S. Treasury Strip	AA+	0.00	08/15/17	15,000,000	14,760,735
U.S. Treasury Strip	AA+	0.00	11/15/17	5,000,000	4,895,540
U.S. Treasury Strip	AA+	0.00	08/15/18	55,000,000	53,119,930

					155,814,995

U.S. GOVERNMENT AGENCIES (7.5%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (3)
FHLMC	AA+	7.50	03/15/21	4,353	4,852
FHLMC	AA+	8.00	09/01/18	358	361
FHLMC	AA+	8.50	09/01/17	3	3

					5,216

NON-MORTGAGE-BACKED OBLIGATIONS (7.5%)
FHLMC	AA+	0.00	11/29/19	13,500,000	12,269,934
FNMA	AA+	0.00	10/09/19	23,000,000	21,135,017
Tennessee Valley Auth. Strip	AA+	0.00	11/01/20	900,000	810,316

					34,215,267

CORPORATE DEBT (57.8%)
CONSUMER DISCRETIONARY (7.7%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	500,000	536,957
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	1,500,000	1,697,163
AutoZone, Inc.	BBB	3.70	04/15/22	300,000	312,810
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	754,737
Brinker International, Inc.	BBB-	2.60	05/15/18	2,000,000	2,009,200
Carnival Corp.	BBB+	1.88	12/15/17	2,000,000	2,007,138
Dollar General Corp.	BBB-	3.25	04/15/23	1,047,000	1,017,430
Dollar General Corp.	BBB-	4.13	07/15/17	962,000	1,011,930
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,257,754
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	2,000,000	2,103,282
Home Depot, Inc.	A	5.40	03/01/16	250,000	260,988
Hyatt Hotels Corp.	BBB	3.88	08/15/16	1,525,000	1,579,760
Hyatt Hotels Corp.	BBB	5.38	08/15/21	50,000	56,957
Kohl’s Corp.	BBB	3.25	02/01/23	700,000	698,578
Kohl’s Corp.	BBB	4.00	11/01/21	1,325,000	1,406,613
Marriott International, Inc.	BBB	3.00	03/01/19	1,200,000	1,240,712
Marriott International, Inc.	BBB	3.38	10/15/20	800,000	837,817
Mattel, Inc.	BBB	1.70	03/15/18	2,000,000	1,990,658
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	525,000	574,005
O’Reilly Automotive, Inc.	BBB+	4.63	09/15/21	281,000	310,560
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	2,097,374

Staples, Inc.	BBB-	2.75	01/12/18	2,000,000	2,001,842
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,163,264
Whirlpool Corp.	BBB	2.40	03/01/19	1,445,000	1,463,779
Whirlpool Corp.	BBB	6.50	06/15/16	500,000	532,740
Wyndham Worldwide Corp.	BBB-	2.95	03/01/17	2,160,000	2,203,219
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	2,000,000	2,070,000

					35,197,267

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

CONSUMER STAPLES (3.7%)
Avon Products, Inc.	BB	4.60	03/15/20	1,800,000	1,636,200
Beam, Inc.	BBB	1.75	06/15/18	2,000,000	1,999,794
ConAgra Foods, Inc.	BBB-	1.90	01/25/18	2,000,000	2,002,492
CVS Health Corp.	BBB+	6.13	08/15/16	500,000	534,877
Dr. Pepper Snapple Group, Inc.	BBB+	2.60	01/15/19	150,000	153,554
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	2,000,000	2,114,660
Flowers Foods, Inc.	BBB-	4.38	04/01/22	1,500,000	1,605,222
General Mills, Inc.	BBB+	2.20	10/21/19	775,000	781,496
Hershey Co.	A	4.85	08/15/15	500,000	508,040
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	301,970
Kroger Co.	BBB	2.95	11/01/21	1,500,000	1,529,192
Mead Johnson Nutrition Co.	BBB	4.90	11/01/19	3,075,000	3,407,930
Molson Coors Brewing Co.	BBB+	3.50	05/01/22	400,000	412,412

					16,987,839

ENERGY (3.9%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	505,200
Energen Corp.	BB	4.63	09/01/21	2,000,000	1,881,710
EQT Corp.	BBB	4.88	11/15/21	1,250,000	1,315,461
FMC Technologies, Inc.	BBB	2.00	10/01/17	2,000,000	1,997,658
Marathon Petroleum Corp.	BBB	3.50	03/01/16	1,500,000	1,532,754
Murphy Oil Corp.	BBB	2.50	12/01/17	2,000,000	1,971,676
National Oilwell Varco, Inc.	A	6.13	08/15/15	1,000,000	1,000,441
Pioneer Natural Resources Co.	BBB-	6.65	03/15/17	2,000,000	2,173,974
Rowan Companies PLC	BBB-	4.88	06/01/22	2,000,000	1,922,276
SESI LLC	BBB-	7.13	12/15/21	2,150,000	2,171,500
Sunoco, Inc.	BBB-	5.75	01/15/17	290,000	310,117
Sunoco, Inc.	BBB-	9.63	04/15/15	500,000	501,035
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	500,000	514,504

					17,798,306

FINANCIALS (16.5%)
Aflac, Inc.	A	2.65	02/15/17	1,500,000	1,546,316
Aflac, Inc.	A	3.63	06/15/23	500,000	525,904
Alleghany Corp.	BBB	4.95	06/27/22	2,000,000	2,216,026
American Express Credit Corp.	A-	2.25	08/15/19	2,000,000	2,028,978
American Tower Corp.	BBB-	4.50	01/15/18	2,000,000	2,146,958
Bank of America Corp.	A-	2.65	04/01/19	1,250,000	1,273,668
Bank of America Corp.	A-	3.70	09/01/15	250,000	252,973
Bank of America Corp.	BBB+	5.75	08/15/16	500,000	529,048
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	2,000,000	2,053,932
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,174,598
Block Financial LLC	BBB	5.50	11/01/22	1,265,000	1,400,145
Boston Properties LP	A-	3.70	11/15/18	1,970,000	2,098,507
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	1,011,673
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,242,466
Citigroup, Inc.	A-	2.55	04/08/19	1,850,000	1,885,986
CNA Financial Corp.	BBB	6.50	08/15/16	1,000,000	1,071,271
Erac USA Finance Co.†	BBB+	2.75	03/15/17	1,000,000	1,026,512
Erac USA Finance LLC†	BBB+	2.35	10/15/19	1,000,000	1,005,060
ERP Operating LP	BBB+	5.38	08/01/16	500,000	528,703
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	764,743
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,274,000	1,349,287
First Republic Bank	A-	2.38	06/17/19	2,000,000	2,021,884
Ford Motor Credit Co. LLC	BBB-	3.00	06/12/17	2,000,000	2,061,162

General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	516,986
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	900,000	908,829
Government Pptys. Income Trust	BBB-	3.75	08/15/19	2,000,000	2,072,318
Harley-Davidson Financial Svcs.†	A-	3.88	03/15/16	500,000	514,088
HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,349,956
Health Care REIT, Inc.	BBB	3.63	03/15/16	2,000,000	2,050,336
Healthcare Realty Trust	BBB-	5.75	01/15/21	2,000,000	2,259,550
Hospitality Properties Trust	BBB-	5.00	08/15/22	1,300,000	1,383,720

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Hospitality Properties Trust	BBB-	5.63	03/15/17	566,000	603,833
Huntington National Bank	BBB+	1.35	08/02/16	1,995,000	2,005,847
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	1,410,000	1,483,086
JPMorgan Chase & Co.	A	2.00	08/15/17	2,000,000	2,029,638
Kemper Corp.	BBB-	6.00	05/15/17	500,000	540,391
Mack-Cali Realty LP	BBB-	5.80	01/15/16	1,000,000	1,030,370
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,283,846
Morgan Stanley	A-	4.00	07/24/15	1,000,000	1,010,115
Morgan Stanley	A-	4.75	03/22/17	1,000,000	1,064,593
Nasdaq OMX Group, Inc.	BBB-	5.55	01/15/20	2,150,000	2,415,336
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	250,958
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	1,300,000	1,349,531
Penske Truck Leasing Co. LP†	BBB-	3.75	05/11/17	490,000	511,060
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	1,017,845
Raymond James Financial, Inc.	BBB	4.25	04/15/16	1,600,000	1,661,349
Reckson Operating Partnership	BBB-	6.00	03/31/16	1,700,000	1,778,999
Reinsurance Grp. of America, Inc.	A-	5.63	03/15/17	1,500,000	1,617,567
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	1,650,000	1,674,834
Simon Property Group LP	A	2.80	01/30/17	1,500,000	1,543,164
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	1,700,000	1,816,299
Vornado Realty LP	BBB	2.50	06/30/19	500,000	504,014
Wells Fargo & Co.	A+	2.13	04/22/19	2,000,000	2,024,318
Zions Bancorporation	BBB-	4.50	03/27/17	400,000	420,184

					74,908,760

HEALTH CARE (7.0%)
AbbVie, Inc.	A	1.75	11/06/17	2,000,000	2,007,094
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,180,962
Allergan, Inc.	A+	5.75	04/01/16	500,000	523,360
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,202,468
Biogen Idec, Inc.	A-	6.88	03/01/18	1,250,000	1,438,629
CareFusion Corp.	BBB+	1.45	05/15/17	2,000,000	2,001,506
CIGNA Corp.	A	2.75	11/15/16	1,750,000	1,803,412
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	2,000,000	2,061,110
Express Scripts Hldg. Co.	BBB+	2.25	06/15/19	2,000,000	2,009,006
Hospira, Inc.	BBB-	6.05	03/30/17	2,000,000	2,178,502
Laboratory Corp. of America	BBB	3.13	05/15/16	500,000	511,125
Laboratory Corp. of America	BBB	3.75	08/23/22	600,000	626,374
Laboratory Corp. of America	BBB	4.63	11/15/20	400,000	439,702
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	516,079
Lilly (Eli) & Co.	AA-	5.20	03/15/17	500,000	541,565
Mylan, Inc.	BBB-	1.35	11/29/16	2,000,000	1,997,440
Owens & Minor, Inc.	BBB	3.88	09/15/21	2,000,000	2,092,152
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,209,852
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,192,156
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	400,000	417,521
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	1,600,000	1,750,171

					31,700,186

INDUSTRIALS (5.3%)
Crane Co.	BBB	2.75	12/15/18	2,000,000	2,050,350
CSX Corp.	BBB+	6.25	04/01/15	333,000	333,000
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	2,000,000	2,045,520
Equifax, Inc.	BBB+	3.30	12/15/22	2,000,000	2,042,530
Flowserve Corp.	BBB	3.50	09/15/22	2,000,000	2,028,112
GATX Corp.	BBB	6.00	02/15/18	2,050,000	2,257,778
Harsco Corp.	BB+	5.75	05/15/18	2,250,000	2,368,125
Kennametal, Inc.	BBB	2.65	11/01/19	2,000,000	2,005,394
L-3 Communications Corp.	BBB-	5.20	10/15/19	2,000,000	2,221,366
Masco Corp.	BBB	4.80	06/15/15	500,000	504,035
Pitney Bowes, Inc.	BBB	5.25	01/15/37	1,500,000	1,582,445
Ryder System, Inc.	BBB	7.20	09/01/15	1,000,000	1,025,126
Southwest Airlines Co.	BBB	5.75	12/15/16	735,000	788,098
Textron, Inc.	BBB	4.63	09/21/16	750,000	788,341
Valmont Industries, Inc.	BBB+		04/20/20	2,000,000	2,352,684

					24,392,904

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

INFORMATION TECHNOLOGY (6.5%)
Adobe Systems, Inc.	A-	4.75	02/01/20	2,000,000	2,233,430
Amphenol Corp.	BBB+	2.55	01/30/19	2,000,000	2,036,708
Arrow Electronics, Inc.	BBB-	3.00	03/01/18	1,250,000	1,282,439
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	52,342
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	700,000	788,320
Avnet, Inc.	BBB-	5.88	06/15/20	950,000	1,067,496
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	999,436
Fidelity Nat’l. Information	BBB	1.45	06/05/17	2,000,000	1,998,354
Fiserv, Inc.	BBB	4.75	06/15/21	1,900,000	2,110,864
FLIR Systems, Inc.	BBB	3.75	09/01/16	2,000,000	2,060,962
Ingram Micro, Inc.	BBB-	5.25	09/01/17	1,500,000	1,612,865
Jabil Circuit, Inc.	BBB-	4.70	09/15/22	726,000	751,410
Lender Processing Svcs., Inc.	BBB	5.75	04/15/23	2,000,000	2,119,160
Lexmark International, Inc.	BBB-	6.65	06/01/18	2,000,000	2,210,054
Motorola Solutions, Inc.	BBB	3.75	05/15/22	2,000,000	2,047,096
Symantec Corp.	BBB	4.20	09/15/20	2,000,000	2,108,794
Tech Data Corp.	BBB-	3.75	09/21/17	2,000,000	2,060,774
Western Union Co.	BBB	5.93	10/01/16	2,000,000	2,132,814

					29,673,318

MATERIALS (4.4%)
Airgas, Inc.	BBB	3.25	10/01/15	1,500,000	1,516,058
Albemarle Corp.	BBB-	4.50	12/15/20	1,065,000	1,138,431
Alcoa, Inc.	BBB-	6.75	07/15/18	2,000,000	2,252,564
Eastman Chemical Co.	BBB	2.40	06/01/17	2,000,000	2,041,940
Freeport-McMoRan Copper & Gold	BBB-	3.10	03/15/20	1,750,000	1,705,130
Freeport-McMoRan Copper & Gold	BBB-	3.55	03/01/22	250,000	231,407
Goldcorp, Inc.	BBB+	2.13	03/15/18	2,000,000	2,013,160
Kinross Gold Corp.	BBB-	3.63	09/01/16	2,000,000	1,980,552
Kinross Gold Corp.	BBB-	5.13	09/01/21	750,000	717,359
Methanex Corp.	BBB-	3.25	12/15/19	2,000,000	2,046,186
Newmont Mining Corp.	BBB	3.50	03/15/22	2,000,000	1,942,328
Rock-Tenn Co.	BBB	3.50	03/01/20	622,000	645,696
Southern Copper Corp.	BBB	3.50	11/08/22	2,000,000	2,001,250

					20,232,061

TELECOMMUNICATION SERVICES (0.9%)
AT&T, Inc.	BBB+	3.00	02/15/22	2,000,000	2,006,838
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,208,546

					4,215,384

UTILITIES (1.9%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	533,102
Constellation Energy	BBB-	5.15	12/01/20	1,500,000	1,694,358
Entergy Corp.	BBB-	4.70	01/15/17	600,000	630,905
Entergy Corp.	BBB-	5.13	09/15/20	1,400,000	1,556,860
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,055,142
PPL Energy Supply LLC	BB	4.60	12/15/21	1,400,000	1,284,353
PPL Energy Supply LLC	BB	5.70	10/15/15	600,000	607,275
SCANA Corp.	BBB	4.75	05/15/21	1,165,000	1,269,869

					8,631,864

TOTAL LONG-TERM DEBT SECURITIES (Cost: $441,928,753) 99.4%					453,773,367

TEMPORARY CASH INVESTMENTS (2) (Cost: $116,900) 0.0% (3)					116,900

TOTAL INVESTMENTS (Cost: $442,045,653) 99.4%					453,890,267

OTHER NET ASSETS 0.6%					2,716,775

NET ASSETS 100.0%					$456,607,042

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (17.9%)
U.S. Treasury Note	AA+	0.50	01/31/17	10,000,000	10,000,780
U.S. Treasury Note	AA+	0.63	12/31/16	26,500,000	26,564,178
U.S. Treasury Note	AA+	1.38	12/31/18	7,000,000	7,060,704
U.S. Treasury Note	AA+	1.50	10/31/19	8,500,000	8,567,074
U.S. Treasury Note	AA+	2.00	02/15/25	32,000,000	32,202,491
U.S. Treasury Note	AA+	2.25	03/31/21	1,500,000	1,557,188
U.S. Treasury Strip	AA+	0.00	08/15/16	20,000,000	15,573,900
U.S. Treasury Strip	AA+	0.00	11/15/16	13,500,000	11,545,470
U.S. Treasury Strip	AA+	0.00	08/15/24	10,000,000	8,254,120
U.S. Treasury Strip	AA+	0.00	08/15/25	20,000,000	16,043,160
U.S. Treasury Strip	AA+	0.00	08/15/27	20,000,000	15,108,920
U.S. Treasury Strip	AA+	0.00	08/15/28	20,000,000	14,628,500
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	14,195,300

					181,301,785

U.S. GOVERNMENT AGENCIES (30.5%)
MORTGAGE-BACKED OBLIGATIONS (27.2%)
FHARM	AA+	2.29	04/01/37	424,517	447,645
FHARM	AA+	2.36	02/01/36	208,886	222,314
FHARM	AA+	2.37	05/01/37	120,300	125,942
FHARM	AA+	2.38	04/01/37	277,289	296,814
FHARM	AA+	3.34	04/01/42	674,823	707,731
FHARM	AA+	4.53	09/01/39	408,483	435,486
FHARM	AA+	5.77	03/01/37	74,011	78,974
FHLMC	AA+	2.50	09/01/27	2,284,292	2,348,030
FHLMC	AA+	2.50	12/01/27	2,337,159	2,402,494
FHLMC	AA+	2.50	04/01/28	2,818,208	2,895,334
FHLMC	AA+	3.00	06/01/27	1,156,950	1,214,965
FHLMC	AA+	3.00	08/01/27	1,029,743	1,080,419
FHLMC	AA+	3.00	10/15/37	2,152,316	2,225,484
FHLMC	AA+	3.00	12/15/40	2,462,287	2,511,424
FHLMC	AA+	3.00	07/01/42	1,154,344	1,205,178
FHLMC	AA+	3.00	11/01/42	1,362,790	1,395,141
FHLMC	AA+	3.00	11/01/42	1,298,070	1,326,873
FHLMC	AA+	3.00	11/01/42	3,188,158	3,261,865
FHLMC	AA+	3.00	02/01/43	2,828,101	2,891,660
FHLMC	AA+	3.00	04/01/43	2,017,278	2,065,168
FHLMC	AA+	3.00	04/01/43	1,417,654	1,448,658
FHLMC	AA+	3.50	07/01/42	2,945,257	3,111,508
FHLMC	AA+	3.50	10/01/42	2,786,714	2,926,769
FHLMC	AA+	3.50	01/01/43	2,338,795	2,456,261
FHLMC	AA+	3.50	01/01/43	1,857,042	1,950,358
FHLMC	AA+	3.50	02/01/43	2,669,308	2,802,568
FHLMC	AA+	4.00	05/01/24	198,702	211,606
FHLMC	AA+	4.00	02/01/25	507,638	540,249
FHLMC	AA+	4.00	05/01/26	611,105	657,136
FHLMC	AA+	4.00	12/01/33	1,694,845	1,818,803
FHLMC	AA+	4.00	12/15/38	500,000	546,820
FHLMC	AA+	4.00	07/01/41	1,690,805	1,832,246
FHLMC	AA+	4.00	12/01/41	1,000,630	1,073,997
FHLMC	AA+	4.00	07/01/42	3,387,344	3,663,788
FHLMC	AA+	4.00	08/01/42	2,573,931	2,771,251
FHLMC	AA+	4.00	09/01/42	1,593,787	1,715,954
FHLMC	AA+	4.00	11/01/42	2,393,881	2,580,347
FHLMC	AA+	4.00	12/01/42	1,884,515	2,041,394
FHLMC	AA+	4.00	01/01/43	2,785,392	3,006,672
FHLMC	AA+	4.00	01/01/44	2,517,222	2,713,087

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

FHLMC	AA+	4.00	10/01/44	2,964,008	3,168,343
FHLMC	AA+	4.50	03/01/34	733,111	801,818
FHLMC	AA+	4.50	08/01/34	475,832	520,570
FHLMC	AA+	4.50	08/15/35	201,375	216,808
FHLMC	AA+	4.50	12/01/39	1,257,665	1,372,793
FHLMC	AA+	5.00	02/01/26	131,726	145,920
FHLMC	AA+	5.00	08/01/35	1,344,796	1,496,233
FHLMC	AA+	5.00	10/01/40	2,130,663	2,367,263
FHLMC	AA+	5.50	03/01/21	179,044	195,015
FHLMC	AA+	5.50	07/01/32	349,400	393,486
FHLMC	AA+	5.50	01/15/33	363,974	406,362
FHLMC	AA+	5.50	05/01/33	679,216	763,570
FHLMC	AA+	5.50	01/15/35	182,694	191,544
FHLMC	AA+	5.50	06/01/37	1,432,715	1,617,688
FHLMC	AA+	6.00	07/15/29	250,671	287,132
FHLMC	AA+	6.00	03/15/32	270,243	301,268
FHLMC Strip	AA+	3.00	01/15/43	2,655,891	2,688,431
FNMA	AA+	2.25	01/01/28	1,770,710	1,768,870
FNMA	AA+	2.42	05/01/43	2,277,813	2,329,151
FNMA	AA+	3.00	09/01/29	2,429,654	2,560,182
FNMA	AA+	3.00	06/01/33	1,993,666	2,066,650
FNMA	AA+	3.00	07/01/33	3,644,604	3,778,098
FNMA	AA+	3.00	09/01/33	3,725,629	3,862,058
FNMA	AA+	3.00	10/01/42	1,140,668	1,175,108
FNMA	AA+	3.00	12/01/42	2,090,665	2,115,546
FNMA	AA+	3.00	12/01/42	1,448,031	1,483,961
FNMA	AA+	3.00	01/01/43	2,884,223	2,956,325
FNMA	AA+	3.00	02/01/43	2,392,913	2,448,744
FNMA	AA+	3.00	03/01/43	2,858,486	2,932,029
FNMA	AA+	3.00	02/01/45	2,567,216	2,637,793
FNMA	AA+	3.50	02/01/26	353,980	375,899
FNMA	AA+	3.50	03/01/32	1,652,802	1,747,685
FNMA	AA+	3.50	08/01/38	2,713,565	2,870,398
FNMA	AA+	3.50	03/01/41	2,326,884	2,463,021
FNMA	AA+	3.50	10/01/41	1,471,453	1,550,419
FNMA	AA+	3.50	11/01/41	3,306,199	3,476,002
FNMA	AA+	3.50	12/01/41	1,732,400	1,825,367
FNMA	AA+	3.50	04/01/42	1,728,570	1,818,262
FNMA	AA+	3.50	04/01/42	1,756,342	1,853,534
FNMA	AA+	3.50	07/01/42	3,024,424	3,180,578
FNMA	AA+	3.50	08/01/42	2,825,001	2,970,929
FNMA	AA+	3.50	10/01/42	2,687,375	2,826,336
FNMA	AA+	3.50	12/01/42	2,990,359	3,210,240
FNMA	AA+	3.50	03/01/43	2,653,240	2,791,736
FNMA	AA+	3.50	10/01/43	2,251,596	2,416,221
FNMA	AA+	3.50	01/01/44	2,037,069	2,106,682
FNMA	AA+	4.00	05/01/19	315,492	333,354
FNMA	AA+	4.00	07/25/26	2,243,156	2,491,706
FNMA	AA+	4.00	01/01/31	215,307	231,893
FNMA	AA+	4.00	12/01/33	1,707,253	1,829,243
FNMA	AA+	4.00	03/01/35	653,803	702,126
FNMA	AA+	4.00	11/01/38	2,565,625	2,748,449
FNMA	AA+	4.00	11/01/40	1,501,504	1,613,927
FNMA	AA+	4.00	05/01/41	1,582,563	1,683,565

FNMA	AA+	4.00	08/01/42	3,109,836	3,351,595
FNMA	AA+	4.00	05/01/43	2,404,936	2,591,437
FNMA	AA+	4.50	05/01/18	163,738	171,691
FNMA	AA+	4.50	05/01/19	43,858	46,060
FNMA	AA+	4.50	06/01/19	136,750	144,345
FNMA	AA+	4.50	05/01/30	615,800	671,304
FNMA	AA+	4.50	04/01/31	947,770	1,039,343

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

FNMA	AA+	4.50	08/01/33	191,420	209,458
FNMA	AA+	4.50	08/01/33	224,567	245,839
FNMA	AA+	4.50	09/01/33	583,066	638,294
FNMA	AA+	4.50	10/01/33	583,103	640,559
FNMA	AA+	4.50	10/01/33	250,764	274,548
FNMA	AA+	4.50	05/01/34	215,181	235,862
FNMA	AA+	4.50	06/01/34	361,319	396,129
FNMA	AA+	4.50	07/01/34	335,074	367,210
FNMA	AA+	4.50	01/01/35	958,138	1,049,629
FNMA	AA+	4.50	08/01/35	363,047	398,210
FNMA	AA+	4.50	09/01/35	128,362	138,578
FNMA	AA+	4.50	12/01/35	427,298	468,188
FNMA	AA+	4.50	05/01/39	1,060,733	1,170,336
FNMA	AA+	4.50	05/01/39	1,235,196	1,366,622
FNMA	AA+	4.50	05/01/40	664,491	726,032
FNMA	AA+	4.50	11/01/40	893,559	974,503
FNMA	AA+	4.50	06/01/41	896,586	981,723
FNMA	AA+	4.50	10/01/41	1,258,319	1,372,742
FNMA	AA+	4.50	11/01/41	1,458,675	1,599,153
FNMA	AA+	4.50	01/01/42	195,887	214,639
FNMA	AA+	4.50	07/01/42	3,280,796	3,639,488
FNMA	AA+	4.50	03/01/44	2,421,862	2,653,361
FNMA	AA+	4.50	05/01/44	2,471,601	2,701,737
FNMA	AA+	5.00	04/01/18	43,319	45,521
FNMA	AA+	5.00	09/01/18	244,279	257,025
FNMA	AA+	5.00	09/01/20	152,035	164,280
FNMA	AA+	5.00	10/01/20	276,483	295,878
FNMA	AA+	5.00	10/01/25	213,753	237,426
FNMA	AA+	5.00	09/01/33	1,142,717	1,276,041
FNMA	AA+	5.00	10/01/33	703,440	787,460
FNMA	AA+	5.00	11/01/33	801,116	894,819
FNMA	AA+	5.00	03/01/34	189,437	211,647
FNMA	AA+	5.00	04/01/34	98,937	110,511
FNMA	AA+	5.00	04/01/34	371,687	416,044
FNMA	AA+	5.00	04/01/35	326,168	364,955
FNMA	AA+	5.00	06/01/35	227,621	253,159
FNMA	AA+	5.00	09/01/35	162,585	180,664
FNMA	AA+	5.00	09/01/35	571,825	635,102
FNMA	AA+	5.00	11/25/35	1,337,840	1,472,939
FNMA	AA+	5.00	08/01/37	1,601,430	1,781,601
FNMA	AA+	5.00	05/01/39	1,026,829	1,145,070
FNMA	AA+	5.00	09/25/40	1,524,193	1,718,794
FNMA	AA+	5.50	04/01/17	15,709	16,513
FNMA	AA+	5.50	05/01/17	17,986	18,907
FNMA	AA+	5.50	01/01/24	251,306	282,820
FNMA	AA+	5.50	03/01/24	514,802	579,324
FNMA	AA+	5.50	09/01/25	221,323	250,547
FNMA	AA+	5.50	11/01/26	154,818	174,212
FNMA	AA+	5.50	01/01/27	93,338	105,030
FNMA	AA+	5.50	03/01/33	394,426	447,513
FNMA	AA+	5.50	09/01/33	393,175	450,435
FNMA	AA+	5.50	10/01/33	750,378	859,490
FNMA	AA+	5.50	03/01/34	95,958	107,989
FNMA	AA+	5.50	03/01/34	387,982	444,351

FNMA	AA+	5.50	07/01/34	259,955	292,520
FNMA	AA+	5.50	09/01/34	330,228	373,818
FNMA	AA+	5.50	09/01/34	166,520	189,606
FNMA	AA+	5.50	09/01/34	86,621	97,472
FNMA	AA+	5.50	10/01/34	672,175	765,959
FNMA	AA+	5.50	02/01/35	207,713	236,645
FNMA	AA+	5.50	02/01/35	392,280	449,079

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

FNMA	AA+	5.50	04/01/35	336,126	382,630
FNMA	AA+	5.50	08/01/35	723,621	824,799
FNMA	AA+	5.50	02/25/37	191,973	209,568
FNMA	AA+	5.50	05/01/38	824,735	934,970
FNMA	AA+	5.50	11/01/38	187,930	205,735
FNMA	AA+	5.50	06/01/48	234,878	256,852
FNMA	AA+	6.00	03/01/17	24,147	24,957
FNMA	AA+	6.00	05/01/23	321,117	367,638
FNMA	AA+	6.00	01/01/25	205,615	234,171
FNMA	AA+	6.00	03/01/28	257,498	293,260
FNMA	AA+	6.00	04/01/32	87,182	99,397
FNMA	AA+	6.00	04/01/32	68,934	78,975
FNMA	AA+	6.00	05/01/32	296,310	341,316
FNMA	AA+	6.00	04/01/33	643,827	741,681
FNMA	AA+	6.00	11/01/34	69,397	79,078
FNMA	AA+	6.00	03/01/36	71,304	80,842
FNMA	AA+	6.00	12/01/36	274,424	316,289
FNMA	AA+	6.00	01/01/37	312,701	360,518
FNMA	AA+	6.00	03/01/37	233,023	257,509
FNMA	AA+	6.00	04/01/37	126,764	140,049
FNMA	AA+	6.00	05/01/37	71,838	79,343
FNMA	AA+	6.00	06/01/37	140,588	155,160
FNMA	AA+	6.00	07/01/37	138,336	157,549
FNMA	AA+	6.00	08/01/37	196,860	224,582
FNMA	AA+	6.00	12/01/37	93,314	106,427
FNMA	AA+	6.00	10/25/44	603,362	711,523
FNMA	AA+	6.00	02/25/47	1,408,994	1,595,016
FNMA	AA+	6.00	12/25/49	788,219	906,962
FNMA	AA+	6.50	09/01/16	4,571	4,617
FNMA	AA+	6.50	03/01/17	63,044	64,834
FNMA	AA+	6.50	05/01/17	6,320	6,381
FNMA	AA+	6.50	05/01/32	102,955	118,202
FNMA	AA+	6.50	05/01/32	207,285	237,983
FNMA	AA+	6.50	09/01/36	85,852	103,192
FNMA	AA+	6.50	05/01/37	332,476	389,353
FNMA	AA+	6.50	07/01/37	43,945	53,225
FNMA	AA+	6.50	09/01/37	100,793	115,720
FNMA	AA+	6.50	05/01/38	151,670	174,132
FNMA	AA+	7.00	09/01/31	63,886	73,239
FNMA	AA+	7.00	01/25/44	497,394	566,546
FNMA	AA+	7.50	06/01/32	98,920	116,927
FNMA	AA+	8.00	04/01/32	21,334	22,941
FNMA Strip	AA+	3.00	08/25/42	2,127,048	2,179,858
GNMA (4)	AA+	2.68	10/16/47	2,000,000	1,991,404
GNMA (4)	AA+	3.00	07/16/36	1,964,480	2,048,123
GNMA (4)	AA+	3.50	11/20/32	2,527,488	2,663,171
GNMA (4)	AA+	3.50	09/20/33	731,145	744,751
GNMA (4)	AA+	3.50	01/20/37	200,659	202,463
GNMA (4)	AA+	3.50	07/15/42	1,815,877	1,926,260
GNMA (4)	AA+	3.50	11/15/42	1,600,114	1,697,451
GNMA (4)	AA+	3.70	05/15/42	1,168,717	1,244,361
GNMA (4)	AA+	4.00	04/15/24	372,378	398,606
GNMA (4)	AA+	4.00	01/20/41	2,455,864	2,621,723
GNMA (4)	AA+	4.00	08/15/41	1,758,343	1,916,752

GNMA (4)	AA+	4.00	11/15/41	1,151,192	1,266,255
GNMA (4)	AA+	4.00	12/15/41	1,966,822	2,111,875
GNMA (4)	AA+	4.00	01/15/42	695,860	747,650
GNMA (4)	AA+	4.00	03/20/42	1,224,300	1,306,143
GNMA (4)	AA+	4.00	08/20/42	1,584,318	1,690,358
GNMA (4)	AA+	4.25	06/20/36	1,026,469	1,112,387
GNMA (4)	AA+	4.25	04/20/41	1,123,573	1,211,496

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

GNMA (4)	AA+	4.29	04/15/41	846,634	931,895
GNMA (4)	AA+	4.50	02/20/20	1,148,254	1,164,645
GNMA (4)	AA+	4.50	06/20/30	165,696	183,471
GNMA (4)	AA+	4.50	09/15/30	660,979	730,285
GNMA (4)	AA+	4.50	06/20/34	726,330	795,460
GNMA (4)	AA+	4.50	09/15/40	1,408,173	1,556,279
GNMA (4)	AA+	4.50	10/15/40	1,978,264	2,227,854
GNMA (4)	AA+	4.50	10/15/40	669,430	740,423
GNMA (4)	AA+	5.00	04/15/39	1,394,932	1,585,752
GNMA (4)	AA+	5.00	06/20/39	2,331,516	2,566,751
GNMA (4)	AA+	5.00	11/15/39	876,114	979,450
GNMA (4)	AA+	5.00	05/15/40	379,368	427,269
GNMA (4)	AA+	5.00	06/20/40	668,876	731,897
GNMA (4)	AA+	5.00	06/20/40	683,181	752,410
GNMA (4)	AA+	5.50	01/15/36	174,875	198,062
GNMA (4)	AA+	6.50	04/15/31	15,203	17,490
GNMA (4)	AA+	6.50	12/15/31	50,217	57,488
GNMA (4)	AA+	6.50	05/15/32	30,700	35,145
GNMA (4)	AA+	7.00	05/15/32	6,483	6,966
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	1,309,889	1,465,742

					274,494,434

NON-MORTGAGE-BACKED OBLIGATIONS (3.3%)
FHLMC	AA+	0.00	11/29/19	10,872,000	9,881,387
FNMA	AA+	0.00	10/09/19	26,000,000	23,891,761

					33,773,148

CORPORATE DEBT (50.3%)
CONSUMER DISCRETIONARY (7.5%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	1,000,000	1,073,913
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,394,326
AutoZone, Inc.	BBB	3.70	04/15/22	700,000	729,889
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,234,588
Brinker International, Inc.	BBB-	3.88	05/15/23	4,000,000	4,001,472
Dollar General Corp.	BBB-	3.25	04/15/23	4,000,000	3,887,028
Expedia, Inc.	BBB-	5.95	08/15/20	4,000,000	4,515,508
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	4,000,000	4,206,564
Home Depot, Inc.	A	5.40	03/01/16	2,000,000	2,087,900
Hyatt Hotels Corp.	BBB	3.88	08/15/16	2,800,000	2,900,542
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	227,828
Kohl’s Corp.	BBB	3.25	02/01/23	880,000	878,213
Kohl’s Corp.	BBB	4.00	11/01/21	2,620,000	2,781,379
Lowe’s Cos., Inc.	A-	3.12	04/15/22	2,000,000	2,096,064
Marriott International, Inc.	BBB	3.00	03/01/19	1,000,000	1,033,927
Marriott International, Inc.	BBB	3.38	10/15/20	3,000,000	3,141,813
Mattel, Inc.	BBB	4.35	10/01/20	1,000,000	1,077,509
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	3,000,000	3,280,029
NVR, Inc.	BBB	3.95	09/15/22	4,000,000	4,186,392
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	3,250,000	3,395,135
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,000,000	1,048,687
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,300,801
Staples, Inc.	BBB-	4.38	01/12/23	3,700,000	3,681,911
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,326,528
Whirlpool Corp.	BBB	4.85	06/15/21	1,000,000	1,115,183
Whirlpool Corp.	BBB	6.50	06/15/16	2,000,000	2,130,958
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	4,000,000	4,077,196
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	4,000,000	4,140,000

					75,951,283

CONSUMER STAPLES (2.2%)
Avon Products, Inc.	BB	4.20	07/15/18	900,000	848,700
Avon Products, Inc.	BB	4.60	03/15/20	2,100,000	1,908,900
Beam, Inc.	BBB	5.38	01/15/16	344,000	355,431
ConAgra Foods, Inc.	BBB-	4.95	08/15/20	1,500,000	1,654,277

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

CVS Health Corp.	BBB+	6.13	08/15/16	2,000,000	2,139,508
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	4,000,000	4,229,320
Flowers Foods, Inc.	BBB-	4.38	04/01/22	3,500,000	3,745,518
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,541,282
Kroger Co.	BBB	2.95	11/01/21	300,000	305,838
Molson Coors Brewing Co.	BBB+	3.50	05/01/22	3,000,000	3,093,087

					21,821,861

ENERGY (4.6%)
Cameron International Corp.	BBB+	4.50	06/01/21	3,000,000	3,218,574
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	2,000,000	2,020,798
Energen Corp.	BB	4.63	09/01/21	4,000,000	3,763,420
EQT Corp.	BBB	4.88	11/15/21	4,000,000	4,209,476
FMC Technologies, Inc.	BBB	2.00	10/01/17	4,500,000	4,494,731
Marathon Oil Corp.	BBB	2.80	11/01/22	2,000,000	1,947,988
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,000,000	3,374,376
Murphy Oil Corp.	BBB	2.50	12/01/17	1,250,000	1,232,298
Murphy Oil Corp.	BBB	3.70	12/01/22	2,751,000	2,542,425
National Oilwell Varco, Inc.	A	6.13	08/15/15	2,000,000	2,000,882
Noble Corp.	BBB	7.50	03/15/19	2,000,000	2,195,944
Rowan Companies PLC	BBB-	4.88	06/01/22	4,000,000	3,844,552
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	2,775,000	2,858,250
SESI LLC	BBB-	7.13	12/15/21	4,500,000	4,545,000
Sunoco, Inc.	BBB-	5.75	01/15/17	2,000,000	2,138,738
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	1,500,000	1,543,512

					45,930,964

FINANCIALS (12.4%)
Aflac, Inc.	A	4.00	02/15/22	3,000,000	3,253,383
Alleghany Corp.	BBB	4.95	06/27/22	1,000,000	1,108,013
Alleghany Corp.	BBB	5.63	09/15/20	3,000,000	3,358,257
American Tower Corp.	BBB-	4.50	01/15/18	4,000,000	4,293,916
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	4,000,000	4,107,864
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,174,598
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,401,520
Block Financial LLC	BBB	5.50	11/01/22	2,250,000	2,490,377
Boston Properties LP	A-	3.70	11/15/18	1,000,000	1,065,232
Boston Properties LP	A-	3.85	02/01/23	3,000,000	3,169,596
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,484,932
CNA Financial Corp.	BBB	6.50	08/15/16	2,000,000	2,142,542
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,576,628
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,500,000	1,588,643
First Republic Bank	A-	2.38	06/17/19	2,000,000	2,021,884
Genworth Financial, Inc.	BB-	7.20	02/15/21	1,750,000	1,817,813
Genworth Financial, Inc.	BB-	7.63	09/24/21	1,300,000	1,352,000
Government Pptys. Income Trust	BBB-	3.75	08/15/19	4,000,000	4,144,636
Harley-Davidson Financial Svcs.†	A-	3.88	03/15/16	2,678,000	2,753,453
Hartford Financial Svcs.	BBB	5.50	03/30/20	1,000,000	1,148,102
HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,349,956
Health Care REIT, Inc.	BBB	3.63	03/15/16	750,000	768,876
Health Care REIT, Inc.	BBB	3.75	03/15/23	750,000	768,197
Health Care REIT, Inc.	BBB	6.13	04/15/20	2,500,000	2,898,355
Healthcare Realty Trust	BBB-	3.75	04/15/23	4,000,000	4,007,004
Hospitality Properties Trust	BBB-	5.00	08/15/22	4,550,000	4,843,020
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	4,000,000	4,207,336
JPMorgan Chase Bank NA	A	6.00	10/01/17	2,000,000	2,213,688
Kemper Corp.	BBB-	6.00	05/15/17	1,091,000	1,179,132
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,120,717
Markel Corp.	BBB	5.35	06/01/21	1,200,000	1,359,042
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	3,000,000	3,384,279
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	4,338,328
Nasdaq OMX Group, Inc.	BBB-	5.55	01/15/20	2,500,000	2,808,530
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	1,000,000	998,649

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

National Retail Pptys., Inc.	BBB+	3.80	10/15/22	3,000,000	3,110,304
Pacific LifeCorp.†	BBB+	6.00	02/10/20	3,000,000	3,431,310
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	3,000,000	3,114,303
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,111,597
Raymond James Financial, Inc.	BBB	4.25	04/15/16	3,150,000	3,270,780
Reckson Operating Partnership	BBB-	6.00	03/31/16	3,200,000	3,348,704
Reinsurance Grp. of America,	A-	4.70	09/15/23	1,000,000	1,092,442
Reinsurance Grp. of America,	A-	5.00	06/01/21	3,000,000	3,355,227
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	3,000,000	3,045,153
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,724,100
Ventas Realty LP/Capital Corp.	BBB+	3.25	08/15/22	500,000	501,603
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	3,000,000	3,311,925
Vornado Realty LP	BBB	2.50	06/30/19	1,000,000	1,008,028
Wells Fargo & Co.	A	3.45	02/13/23	4,000,000	4,092,820
Zions Bancorporation	BBB-	4.50	03/27/17	1,000,000	1,050,459

					125,267,253

HEALTH CARE (5.6%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,361,924
Allergan, Inc.	A+	5.75	04/01/16	2,000,000	2,093,440
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,787,523
Anthem, Inc.	A-	4.35	08/15/20	2,000,000	2,207,656
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	4,000,000	4,404,936
Biogen Idec, Inc.	A-	6.88	03/01/18	2,500,000	2,877,258
CIGNA Corp.	A	2.75	11/15/16	1,000,000	1,030,521
CIGNA Corp.	A	5.38	03/15/17	2,000,000	2,161,664
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	4,500,000	4,637,498
Hospira, Inc.	BBB-	6.05	03/30/17	4,000,000	4,357,004
Humana, Inc.	BBB+	7.20	06/15/18	2,000,000	2,322,372
Laboratory Corp. of America	BBB	3.75	08/23/22	2,000,000	2,087,914
Laboratory Corp. of America	BBB	4.63	11/15/20	1,000,000	1,099,255
Laboratory Corp. of America	BBB	5.63	12/15/15	1,000,000	1,032,157
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,232,248
Owens & Minor, Inc.	BBB	3.88	09/15/21	2,200,000	2,301,367
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,419,704
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,384,312
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	1,000,000	1,043,803
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	3,000,000	3,281,571

					56,124,127

INDUSTRIALS (4.0%)
Crane Co.	BBB	2.75	12/15/18	4,000,000	4,100,700
CSX Corp.	BBB+	6.25	04/01/15	670,000	670,000
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	3,000,000	3,068,280
Dun & Bradstreet Corp.	BBB-	4.38	12/01/22	1,000,000	1,050,351
Equifax, Inc.	BBB+	3.30	12/15/22	4,000,000	4,085,060
Flowserve Corp.	BBB	3.50	09/15/22	4,000,000	4,056,224
Harsco Corp.	BB+	5.75	05/15/18	4,000,000	4,210,000
Kennametal, Inc.	BBB	2.65	11/01/19	4,000,000	4,010,788
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,270,285
L-3 Communications Corp.	BBB-	5.20	10/15/19	1,000,000	1,110,683
Pentair PLC	BBB	5.00	05/15/21	3,000,000	3,317,598
Pitney Bowes, Inc.	BBB	5.25	01/15/37	3,000,000	3,164,889
Textron, Inc.	BBB	4.63	09/21/16	2,900,000	3,048,251
Valmont Industries, Inc.	BBB+	6.63	04/20/20	750,000	882,257

					40,045,366

INFORMATION TECHNOLOGY (5.1%)
Adobe Systems, Inc.	A-	4.75	02/01/20	4,000,000	4,466,860
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,151,527
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,265,896
Avnet, Inc.	BBB-	4.88	12/01/22	270,000	290,419
Avnet, Inc.	BBB-	5.88	06/15/20	1,100,000	1,236,048
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,039,666

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Fiserv, Inc.	BBB	4.63	10/01/20	2,800,000	3,093,415
Fiserv, Inc.	BBB	4.75	06/15/21	1,000,000	1,110,981
Ingram Micro, Inc.	BBB-	4.95	12/15/24	750,000	776,929
Ingram Micro, Inc.	BBB-	5.00	08/10/22	1,000,000	1,065,210
Ingram Micro, Inc.	BBB-	5.25	09/01/17	3,000,000	3,225,729
Lender Processing Svcs., Inc.	BBB	5.75	04/15/23	4,500,000	4,768,110
Lexmark International, Inc.	BBB-	6.65	06/01/18	4,000,000	4,420,108
Motorola Solutions, Inc.	BBB	3.75	05/15/22	4,000,000	4,094,192
Symantec Corp.	BBB	4.20	09/15/20	4,000,000	4,217,588
Tech Data Corp.	BBB-	3.75	09/21/17	4,000,000	4,121,548
Total System Services, Inc.	BBB+	3.75	06/01/23	4,000,000	3,991,716
Western Union Co.	BBB	5.93	10/01/16	4,000,000	4,265,628

					51,601,570

MATERIALS (5.7%)
Airgas, Inc.	BBB	3.25	10/01/15	2,000,000	2,021,410
Albemarle Corp.	BBB-	4.50	12/15/20	2,000,000	2,137,898
Alcoa, Inc.	BBB-	6.75	07/15/18	4,000,000	4,505,128
Carpenter Technology Corp.	BBB	4.45	03/01/23	3,600,000	3,687,012
Domtar Corp.	BBB-	4.40	04/01/22	4,000,000	4,134,576
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,736,913
Freeport-McMoRan Copper & Gold	BBB-	3.55	03/01/22	4,000,000	3,702,516
Geon Co.	BBB-	7.50	12/15/15	3,750,000	3,928,125
Goldcorp, Inc.	BBB+	2.13	03/15/18	4,000,000	4,026,320
Kinross Gold Corp.	BBB-	5.13	09/01/21	4,000,000	3,825,916
Methanex Corp.	BBB-	3.25	12/15/19	3,400,000	3,478,516
Methanex Corp.	BBB-	5.25	03/01/22	600,000	650,123
Newmont Mining Corp.	BBB	3.50	03/15/22	4,000,000	3,884,656
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	2,079,032
Packaging Corp. of America	BBB	4.50	11/01/23	2,000,000	2,153,896
Southern Copper Corp.	BBB	3.50	11/08/22	4,000,000	4,002,500
Teck Resources Ltd.	BBB-	3.75	02/01/23	1,000,000	936,560
Teck Resources Ltd.	BBB-	4.75	01/15/22	3,000,000	3,020,667
Vulcan Materials Co.	BB+	7.00	06/15/18	2,000,000	2,275,000

					57,186,764

TELECOMMUNICATION SERVICES (0.6%)
AT&T, Inc.	BBB+	3.00	02/15/22	4,000,000	4,013,676
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,208,546

					6,222,222

UTILITIES (2.6%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	533,102
Constellation Energy	BBB-	5.15	12/01/20	3,000,000	3,388,716
Duke Energy Progress, Inc.	A	5.25	12/15/15	2,000,000	2,066,044
Entergy Corp.	BBB-	4.70	01/15/17	1,500,000	1,577,262
Entergy Corp.	BBB-	5.13	09/15/20	2,500,000	2,780,108
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,055,142
Illinois Power Generating Co.	CCC+	6.30	04/01/20	2,500,000	2,150,000
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,297,180
PPL Energy Supply LLC	BB	4.60	12/15/21	2,000,000	1,834,790
SCANA Corp.	BBB	4.13	02/01/22	4,000,000	4,205,284
UIL Hldgs. Corp.	BBB-	4.63	10/01/20	2,725,000	2,943,041

					25,830,669

SOVEREIGN DEBT (0.4%)
Sri Lanka AID	NR	6.59	09/15/28	3,283,889	4,097,148

TOTAL LONG-TERM DEBT SECURITIES (Cost: $963,570,141) 99.1%					999,648,594

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.8%)
Intercontinental Exchange, Inc.†	A-1	0.17	05/13/15	3,500,000	3,499,306
PepsiCo, Inc.†	A-1	0.10	05/21/15	2,105,000	2,104,708
United Parcel Service, Inc.†	A-1	0.02	05/04/15	2,500,000	2,499,954

					8,103,968

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,103,968) 0.8%					8,103,968

TEMPORARY CASH INVESTMENTS (2) (Cost: $2,628,800) 0.3%					2,628,800

TOTAL INVESTMENTS (Cost: $974,302,909) 100.2%					1,010,381,362

OTHER NET ASSETS -0.2%					(1,846,668)

NET ASSETS 100.0%					$1,008,534,694

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$18,397,644	1.0%
ALL AMERICA FUND	$2,449,724	0.8%
SMALL CAP VALUE FUND	$9,049,286	2.2%
SMALL CAP GROWTH FUND	$14,929,214	3.5%
MID CAP VALUE FUND	$2,599,746	2.7%
MID-CAP EQUITY INDEX FUND	$11,843,153	1.1%
INTERNATIONAL FUND	$14,599,801	4.7%
COMPOSITE FUND	$3,175,626	1.6%
MONEY MARKET FUND	$45,742,416	62.5%
MID-TERM BOND FUND	$5,755,538	1.3%
BOND FUND	$18,991,677	1.9%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of March 31, 2015, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	255	E-mini S&P 500 Stock Index	P	June 2015	$26,275,200	$315,160	1.5%
ALL AMERICA FUND	50	E-mini S&P 500 Stock Index	P	June 2015	$5,152,000	($8,194)	1.6%
MID-CAP EQUITY INDEX FUND	223	E-mini S&P MidCap 400 Stock Index	P	June 2015	$33,891,540	$786,564	3.3%
(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

(2)	The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2015 was 0.12%.
(3)	Percentage is less than 0.05%.
(4)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2015, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of March 31, 2015. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2015:

	Level 1 – Quoted	Level 2 – Significant	Level 3 – Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$1,770,966,694	-	-	$1,770,966,694
Short-Term Debt Securities	-	$23,946,669	-	$23,946,669
Temporary Cash Investments	-	$332,000	-	$332,000

	$1,770,966,694	$24,278,669	-	$1,795,245,363

All America Fund
Common Stock - Indexed	$172,571,715	-	-	$172,571,715
Common Stock - Active	$137,261,545	-	-	$137,261,545
Short-Term Debt Securities - Indexed	-	$299,936	-	$299,936
Short-Term Debt Securities - Active	-	$5,149,161	-	$5,149,161
Temporary Cash Investments	-	$1,156,700	-	$1,156,700

	$309,833,260	$6,605,797	-	$316,439,057

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Small Cap Value Fund
Common Stock	$390,492,907	-	-	$390,492,907
Short-Term Debt Securities	-	$14,049,211	-	$14,049,211

	$390,492,907	$14,049,211	-	$404,542,118

Small Cap Growth Fund
Common Stock	$405,869,158	-	-	$405,869,158
Short-Term Debt Securities	-	$23,143,018	-	$23,143,018

	$405,869,158	$23,143,018	-	$429,012,176

Mid Cap Value Fund
Common Stock	$92,110,373	-	-	$92,110,373
Short-Term Debt Securities	-	$3,299,669	-	$3,299,669

	$92,110,373	$3,299,669	-	$95,410,042

Mid-Cap Equity Index Fund
Common Stock	$1,002,318,892	-	-	$1,002,318,892
Short-Term Debt Securities	-	$32,840,645	-	$32,840,645
Temporary Cash Investments	-	$194,100	-	$194,100

	$1,002,318,892	$33,034,745	-	$1,035,353,637

International Fund
Common Stock	$304,902,696	-	-	$304,902,696
Short-Term Debt Securities	-	$15,349,658	-	$15,349,658

	$304,902,696	$15,349,658	-	$320,252,354

Composite Fund
Common Stock	$111,503,221	-	-	$111,503,221
U.S. Government Debt	-	$17,440,240	-	$17,440,240
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$23,454,798	-	$23,454,798
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$1,954,421	-	$1,954,421
Long-Term Corporate Debt	-	$30,842,869	-	$30,842,869
Short-Term Debt Securities	-	$5,949,273	-	$5,949,273
Temporary Cash Investments	-	$1,280,800	-	$1,280,800

	$111,503,221	$80,922,401	-	$192,425,622

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Retirement Income Fund
Common Stock	$57,244,942	-	-	$57,244,942

2010 Retirement Fund
Common Stock	$26,644,421	-	-	$26,644,421

2015 Retirement Fund
Common Stock	$159,774,835	-	-	$159,774,835

2020 Retirement Fund
Common Stock	$339,149,248	-	-	$339,149,248

2025 Retirement Fund
Common Stock	$357,025,832	-	-	$357,025,832

2030 Retirement Fund
Common Stock	$298,243,807	-	-	$298,243,807

2035 Retirement Fund
Common Stock	$246,900,179	-	-	$246,900,179

2040 Retirement Fund
Common Stock	$202,011,328	-	-	$202,011,328

2045 Retirement Fund
Common Stock	$247,860,380	-	-	$247,860,380

2050 Retirement Fund
Common Stock	$61,445,240	-	-	$61,445,240

Conservative Allocation Fund
Common Stock	$128,164,916	-	-	$128,164,916

Moderate Allocation Fund
Common Stock	$325,127,009	-	-	$325,127,009

Aggressive Allocation Fund
Common Stock	$262,548,382	-	-	$262,548,382

Money Market Fund
U.S. Government Debt	-	$3,000,212	-	$3,000,212
U.S. Government Agency Short-Term Debt	-	$5,782,648	-	$5,782,648
Commercial Paper	-	$64,240,894	-	$64,240,894
Temporary Cash Investments	-	$181,100	-	$181,100

	-	$73,204,854	-	$73,204,854

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Mid-Term Bond Fund
U.S. Government Debt	-	$155,814,995	-	$155,814,995
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$5,216	-	$5,216
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$34,215,267	-	$34,215,267
Long-Term Corporate Debt	-	$263,737,889	-	$263,737,889
Temporary Cash Investments	-	$116,900	-	$116,900

	-	$453,890,267	-	$453,890,267

Bond Fund
U.S. Government Debt	-	$181,301,785	-	$181,301,785
U.S. Government Agency Residential
Mortgage-Backed Obligations	-	$274,494,434	-	$274,494,434
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$33,773,148	-	$33,773,148
Long-Term Corporate Debt	-	$505,982,079	-	$505,982,079
Sovereign Debt	-	$4,097,148	-	$4,097,148
Short-Term Debt Securities	-	$8,103,968	-	$8,103,968
Temporary Cash Investments	-	$2,628,800	-	$2,628,800

	-	$1,010,381,362	-	$1,010,381,362

Other Financial Instruments:*
Equity Index Fund	$315,160	—	—	$315,160
All America Fund	($8,194)	—	—	($8,194)
Mid-Cap Equity Index Fund	$786,564	—	—	$786,564

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the three month period ended March 31, 2015, there were no transfers of securities between Level 1, Level 2 or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2015 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth Fund	Value Fund
Unrealized Appreciation	$694,680,894	$101,968,978	$108,526,548	$107,015,563	$22,246,836
Unrealized Depreciation	(25,614,269)	(9,827,886)	(10,600,475)	(6,062,483)	(1,114,957)

Net	$669,066,625	$92,141,092	$97,926,073	$100,953,080	21,131,879

Cost of Investments	$1,126,178,738	$224,297,965	$306,616,045	$328,059,096	$74,278,163

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$321,038,933	$17,377,769	$47,212,170	$2,838,199	$2,607,213
Unrealized Depreciation	(29,335,322)	(2,415,308)	(2,264,862)	(116,273)	(17,078)

Net	$291,703,611	$14,962,461	$44,947,308	$2,721,926	2,590,135

Cost of Investments	$743,650,026	$305,289,893	$147,478,314	$54,523,016	$24,054,286

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$20,068,632	$47,362,731	$61,086,488	$56,815,112	$49,200,804
Unrealized Depreciation	(152,663)	(575,918)	(802,726)	(597,448)	(533,601)

Net	$19,915,969	$46,786,813	$60,283,762	$56,217,664	$48,667,203

Cost of Investments	$139,858,866	$292,362,435	$296,742,070	$242,026,143	$198,232,976

	2040	2045	2050	Conservative	Moderate
	Retirement	Retirement	Retirement	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$43,339,803	$55,123,187	$4,663,703	$10,555,656	$61,312,563
Unrealized Depreciation	(307,620)	(431,668)	(991)	(185,322)	(6,325,441)

Net	$43,032,183	$54,691,519	$4,662,712	$10,370,334	$54,987,122

Cost of Investments	$158,979,145	$193,168,861	$56,782,528	$117,794,582	$270,139,887

	Aggressive	Money
	Allocation	Market	Mid-Term	Bond
	Fund	Fund	Bond Fund	Fund
Unrealized Appreciation	$68,535,268	$1,330	$12,991,393	$39,797,715
Unrealized Depreciation	(5,571,126)	(2,026)	(1,146,779)	(3,719,262)

Net	$62,964,142	$(696)	$11,844,614	$36,078,453

Cost of Investments	$199,584,240	$73,205,550	$442,045,653	$974,302,909

Differences in basis between amounts reflected in the Summary Portfolios or Portfolios of Investments in Securities and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales and futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

    (a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

    (b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 21, 2015

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	May 21, 2015